                                    AMERICAN
                                AADVANTAGE FUNDS
                                     [LOGO]
-------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT
                                  June 30, 2001

[GRAPHIC OF GLOBE AND EAGLE]


                                                              S&P 500 Index Fund
                                                            Small Cap Index Fund
                                                 International Equity Index Fund


                           Managed by AMR Investments

                                 [AA EAGLE]

About AMR Investments
--------------------------------

AMR Investments is an
experienced provider of
investment advisory services to
institutional and retail
markets. We act as manager of
the American AAdvantage Funds, a
family of diversified mutual
funds, and offer customized
fixed income portfolio
management services.

Our clients include defined
benefit plans, defined
contribution plans, foundations,
endowments, corporations, and
other institutional investors.

AMR Investments is a wholly
owned subsidiary of AMR
Corporation, the parent company
of American Airlines, Inc.

Incorporated in 1986, we are
directly responsible for the
investment management and
oversight of AMR Corporation's
defined benefit and defined
contribution plans, as well as

its fixed income investments.

                                                Contents
                                                ------------------------------------------------
                                                President's Message.........................   1
                                                Performance Overview........................   2
                                                American AAdvantage Funds
                                                   Statement of Assets and Liabilities......   5
                                                   Statement of Operations..................   6
                                                   Statement of Changes in Net Assets.......   7
                                                   Notes to Financial Statements............   8
                                                   Financial Highlights.....................  12
                                                State Street Equity 500 Index Portfolio
                                                   Portfolio of Investments.................  16
                                                   Statement of Assets and Liabilities......  22
                                                   Statement of Operations..................  23
                                                   Statement of Changes in Net Assets.......  24
                                                   Notes to Financial Statements............  25
                                                   Financial Highlights.....................  28
                                                Master Small Cap Index Series
                                                   Schedule of Investments..................  29
                                                   Statement of Assets and Liabilities......  51
                                                   Statement of Operations..................  52
                                                   Statement of Changes in Net Assets.......  53
                                                   Notes to Financial Statements............  54
                                                   Financial Highlights.....................  57
                                                Master International Index Series
                                                   Schedule of Investments..................  58
                                                   Statement of Assets and Liabilities......  67
                                                   Statement of Operations..................  68
                                                   Statement of Changes in Net Assets.......  69
                                                   Notes to Financial Statements............  70
                                                   Financial Highlights.....................  73

American AAdvantage Funds                                          June 30, 2001

                                                            [BILL QUINN PICTURE]

FELLOW SHAREHOLDER:
We are pleased to present you with the Semi-Annual Report for the American AAdvantage S&P 500 Index, Small Cap Index, and International Equity Index Funds. This report includes a review of the market as well as a complete financial summary of each Fund's operations and a list of holdings.

    It is important to realize that the goal of an index fund is to replicate the performance of the specified index as closely as possible before the deduction of fund expenses. The fund manager does not manage the portfolio according to a specific outlook or forecast for the market or the overall economy. During this period, returns for all 3 funds were within expectations.

    The Institutional Class of the S&P 500 Index and Small Cap Index Funds returned -6.82% and 6.30%, respectively, during this six-month period. Their benchmarks, the Lipper S&P 500 Index and Lipper Small Cap Core Index, returned -6.86% and 6.59%. Our International Equity Index Fund -- Institutional Class returned -14.66% during this period, while its benchmark, the Lipper International Index returned -12.53%.

    Looking ahead on the domestic front, an increase in consumer spending power could be a critical factor in keeping the U.S. out of a recession during the second half of the year. Thanks to government initiatives, many taxpayers have begun to receive a total of $38 billion in tax rebate checks. This tax relief and lower interest rates, resulting from the Federal Reserve's aggressive reduction of 3.00% in short-term interest rates, will need to offset reduced business spending and consumer reluctance to spend as a result of large corporate layoffs. This uncertainty will likely keep the U.S. markets in a limited trading range.

    Economies abroad are also under pressure. This is not surprising, considering that the U.S. consumes nearly one-fourth of the rest of the world's exports. The growth rate of goods coming into the U.S. has slowed from a 17% annual pace last autumn to a -5% pace currently. The drop-off in imports is acting like a shock absorber to the U.S. economy, leaving foreign producers with most of the fallout from weaker demand. With business sector cuts in capital spending and inventories, foreign companies are absorbing a large share of America's corporate cutbacks. Imports should continue to decline further in coming months as businesses continue to adjust spending and inventories. In the near term, economies abroad should continue to feel the pinch from America's cutbacks.

    As always, we thank you for your investment in the American AAdvantage
Funds.

                                            Sincerely,

                                            /s/ WILLIAM F. QUINN
                                            William F. Quinn
                                            President
                                            American AAdvantage Funds

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE S&P 500 INDEX FUND
--------------------------------------------------------------------------------

     The past six-month period was a difficult one for some U.S. equity markets, as it was an environment of slowing business activity and lower corporate earnings. The year started with free-fall in the first quarter, but fortunately, reversed direction during the second quarter. The market rotation was not enough to make up for first quarter losses, although the equity markets were finally on the rise in anticipation of an economic recovery later in the year. Central bank easings around the globe, led by the U.S., along with tax cuts and rebates, were expected to turn corporate earnings and investor sentiment around. By the end of the six month period, the Federal Reserve Bank had lowered the Fed Funds rate six times (by 1.25% in the second quarter alone) to levels not seen since April 1994. These rate cuts seemed to slightly boost the economy, producing positive returns for the major domestic indices. Large cap stocks continued to underperform the mid and small cap issues, as indicated by the Russell 2000 Index, which was up 6.9% compared to the S&P 500 Index return of -6.7% for the period.

     The Institutional Class of the American AAdvantage S&P 500 Index Fund returned -6.8% for the six months ended June 30, 2001 outperforming its benchmark, the Lipper S&P 500 Index, which returned -6.9%. During the first quarter of 2001, all of the sectors in the S&P 500 experienced negative returns. In contrast, 7 out of 10 sectors were positive during the second quarter. As growth stocks made a comeback, so did the information technology sector.

     The Fund continues to seek its objective of closely replicating, before expenses, the return of its benchmark, the S&P 500 Index.

TOP TEN HOLDINGS AS OF JUNE 30, 2001

General Electric Co.                                    4.4%
Microsoft Corp.                                         3.6%
Exxon Mobil Corp.                                       2.7%
Citigroup, Inc.                                         2.4%
Pfizer, Inc.                                            2.3%
AOL Time Warner, Inc.                                   2.1%
Wal-Mart Stores, Inc.                                   2.0%
American Int'l Group, Inc.                              1.8%
Intel Corp.                                             1.8%
IBM                                                     1.8%

SECTOR WEIGHTINGS AS OF JUNE 30, 2001

                                                      FUND
                                                      ----
Information Technology                                18.4%
Financials                                            17.9%
Consumer Discretionary                                13.3%
Health Care                                           12.9%
Industrials                                           11.4%
Consumer Staples                                       7.6%
Energy                                                 6.9%
Telecommunication Services                             5.6%
Utilities                                              3.5%
Materials                                              2.5%

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE SMALL CAP INDEX FUND (SM)
--------------------------------------------------------------------------------

     During the first half of 2001, the U.S. equity markets continued to experience volatility due to diminished prospects for corporate earnings and the Federal Reserve Board's aggressive reductions in short-term interest rates. However, nearly all industry groups contributed to the broad-based rally of the Russell 2000(R) Index*, producing a 14.3% return during the second calendar quarter. Three straight months of gains from April to June pushed the Index back above the 500 level by the end of June, after bottoming out at 450 on March 30th. These gains more than offset the -6.5% return of the Index during the first calendar quarter, in which (despite a strong showing in January) the market was once again under pressure from tumbling prices within the technology sector.

     The Institutional Class of the American AAdvantage Small Cap Index Fund returned 6.3% for the six months ended June 30, 2001 as compared to its benchmark, the Russell 2000 Index, which returned 6.9%.

     The Fund achieved its objective of closely replicating, before expenses, the return of its benchmark. In pursuing its objective, the Fund invests in securities comprising the Index as well as futures contracts that are used to "equitize" daily cash inflows. The Fund utilizes these futures contracts as a mechanism to maintain a pool of liquidity should the need for cash arise in the event of Fund redemptions, while still maintaining exposure to the equity markets.

*   The Russell 2000 Index is a service mark of Frank Russell
    Company.

TOP TEN HOLDINGS AS OF JUNE 30, 2001

Triquint Semiconductor, Inc.                           0.22%
LifePoint Hospitals, Inc.                              0.20%
Indy Mac Bancorp, Inc.                                 0.20%
Informix Corp.                                         0.20%
Colonial BancGroup                                     0.20%
Incyte Genomics, Inc.                                  0.19%
Electronics For Imaging                                0.19%
Fisher Scientific Int'l, Inc.                          0.19%
Edwards Lifesciences Corp.                             0.18%
Renal Care Group, Inc.                                 0.18%
                 Total Fund Holdings: 1,982

SECTOR WEIGHTINGS AS OF JUNE 30, 2001

                                                       FUND
                                                       ----
Financial Services                                     20.1%
Consumer Discretionary                                 17.4%
Technology                                             15.6%
Health Care                                            13.8%
Producer Durables                                       9.1%
Materials & Processing                                  8.0%
Utilities                                               5.4%
Autos & Transportation                                  3.6%
Other Energy                                            3.2%
Consumer Staples                                        2.8%
Other                                                   0.9%
Integrated Oils                                         0.1%

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND(SM)
--------------------------------------------------------------------------------

     Difficulties in most major equity markets throughout the world resulted in a significant retrenchment of the MSCI EAFE Index during the first six months of 2001. Central banks cut interest rates at historic speed in order to fuel the global economy. The MSCI Pacific Rim Index declined by 8.1%, and the MSCI Europe Index declined 17.2% for the period. The majority of the EAFE countries posted negative returns during the first three months of the year but fortunately recouped some of their losses during the second quarter of 2001.

     The Institutional Class of the American AAdvantage International Equity Index Fund returned -14.7% for the six months ended June 30, 2001 as compared to its benchmark, the MSCI EAFE Index, which returned -14.6%.

     Overall, during the six month period the worst-performing markets of the MSCI EAFE Index included Finland and Sweden, which declined by 44.9% and 28.0% (in U.S. dollar terms), respectively. On the positive side, New Zealand, Australia and Ireland were the best-performing countries within the MSCI EAFE Index with returns of 5.0%, 2.9% and -2.9%, respectively. Creating additional difficulty for U.S. shareholders was the broadly strengthening dollar, which gained ground against each of the world's other major currencies.

     The Fund achieved its objective of closely replicating, before expenses, the return of its benchmark. In pursuing its objective, the Fund invests in a statistically selected sample of stocks designed to replicate the returns of the Index as well as futures contracts that are used to "equitize" daily cash inflows. These futures contracts provide an efficient mechanism for maintaining equity exposure, while also keeping a pool of liquidity available to meet potential Fund redemption activity.

TOP TEN HOLDINGS AS OF JUNE 30, 2001

BP Amoco PLC                                            2.3%
Glaxo SmithKline PLC                                    2.2%
Vodafone Air Touch PLC                                  2.0%
Royal Dutch Petroleum                                   1.6%
Nokia (AB) OY                                           1.5%
Total Fina Elf                                          1.3%
Deutsche Telekom                                        0.9%
Vivendi Universal                                       0.9%
Telefonica SA                                           0.8%
Siemens AG                                              0.8%
                  Total Fund Holdings: 644

COUNTRY WEIGHTINGS AS OF JUNE 30, 2001

                         [COUNTRY WEIGHTINGS PIE CHART]

                                                       FUND
                                                       -----
Japan                                                  23.9%
United Kingdom                                         22.2%
France                                                 11.1%
Germany                                                 9.0%
Switzerland                                             6.2%
Netherlands                                             5.4%
Italy                                                   5.0%
Spain                                                   3.4%
Australia                                               3.1%
Hong Kong                                               2.4%
Sweden                                                  2.0%
Finland                                                 1.7%
Belgium                                                 0.8%
Denmark                                                 0.8%
Singapore                                               0.8%
Ireland                                                 0.7%
Norway                                                  0.5%
Portugal                                                0.4%
Greece                                                  0.3%
Austria                                                 0.2%
New Zealand                                             0.1%

SECTOR WEIGHTINGS AS OF JUNE 30, 2001

                                                       FUND
                                                       -----
Financials                                             25.6%
Consumer Discretionary                                 14.8%
Industrials                                            10.1%
Health Care                                             9.7%
Telecommunication Services                              8.4%
Information Technology                                  7.7%
Consumer Staples                                        7.4%
Energy                                                  6.8%
Materials                                               5.1%
Utilities                                               4.4%

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------
(in thousands, except share and per share amounts)

                                                                S&P 500     SMALL CAP   INTERNATIONAL
                                                                 INDEX        INDEX     EQUITY INDEX
                                                              -----------   ---------   -------------
ASSETS:
    Investment in Portfolio, at value.......................  $   282,347   $  6,886      $  3,623
    Receivable for fund shares sold.........................           69         --            --
    Receivable for expense reimbursement (Note 2)...........            2         --            --
    Deferred organization costs.............................            4         --            --
                                                              -----------   --------      --------
        TOTAL ASSETS........................................      282,422      6,886         3,623
                                                              -----------   --------      --------

LIABILITIES:
    Payable for fund shares redeemed........................            3         --            --
    Administrative service fees payable (Note 2)............           12         --            --
    Other liabilities.......................................          115          7             6
                                                              -----------   --------      --------
        TOTAL LIABILITIES...................................          130          7             6
                                                              -----------   --------      --------
NET ASSETS..................................................  $   282,292   $  6,879      $  3,617
                                                              ===========   ========      ========

ANALYSIS OF NET ASSETS:
    Paid-in capital.........................................  $   253,719   $  6,761      $  4,457
    Undistributed net investment income.....................          833         31            32
    Accumulated net realized loss...........................      (12,639)       (79)         (131)
    Unrealized net appreciation (depreciation) of
     investments and futures contracts......................       40,379        166          (741)
                                                              -----------   --------      --------
NET ASSETS..................................................  $   282,292   $  6,879      $  3,617
                                                              ===========   ========      ========
SHARES OUTSTANDING (NO PAR VALUE):
    Institutional Class.....................................   16,505,077    667,169       460,296
                                                              ===========   ========      ========
    PlanAhead Class.........................................      375,199        N/A           N/A
                                                              ===========   ========      ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
    Institutional Class.....................................  $     16.72   $  10.31      $   7.86
                                                              ===========   ========      ========
    PlanAhead Class.........................................  $     16.71        N/A           N/A
                                                              ===========   ========      ========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
For Six Months Ended June 30, 2001 (unaudited)
--------------------------------------------------------------------------------
(in thousands)

                                                                  S&P 500       SMALL CAP      INTERNATIONAL
                                                                   INDEX          INDEX        EQUITY INDEX
                                                                  --------      ---------      -------------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
    Income allocated from the State Street Equity 500 Index
      Portfolio.............................................      $  1,784        $ --             $  --
    Income allocated from the Master Small Cap Index
      Series................................................            --          42                --
    Income allocated from the Master International
      (Capitalization Weighted) Index Series................            --          --                40
                                                                  --------        ----             -----
        TOTAL INVESTMENT INCOME ALLOCATED FROM PORTFOLIO....         1,784          42                40
                                                                  ========        ====             =====
FUND EXPENSES:
    Administrative service fees (Note 2):
        Institutional Class.................................            70           1                 1
        PlanAhead Class.....................................             8          --                --
    Transfer agency fees:
        Institutional Class.................................            24          --                --
        PlanAhead Class.....................................             2          --                --
    Professional fees.......................................            14           5                 8
    Registration fees.......................................            13          --                --
    Service fees -- PlanAhead Class (Note 2)................             7          --                --
    Other expenses..........................................            31           5                 1
                                                                  --------        ----             -----
        TOTAL FUND EXPENSES.................................           169          11                10
          Less reimbursement of fund expenses (Note 2)......             4          --                 2
                                                                  --------        ----             -----
        NET FUND EXPENSES...................................           165          11                 8
                                                                  --------        ----             -----
NET INVESTMENT INCOME.......................................         1,619          31                32
                                                                  --------        ----             -----
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM
  PORTFOLIO:
    Net realized (loss) from investment transactions........        (1,964)         45               (75)
    Net realized loss from futures transactions.............          (409)         --                --
    Net change in unrealized appreciation or depreciation of
      investments and futures contracts.....................       (19,764)        233              (515)
                                                                  --------        ----             -----
        NET GAIN (LOSS) ON INVESTMENTS......................       (22,137)        278              (590)
                                                                  --------        ----             -----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................      $(20,518)       $309             $(558)
                                                                  ========        ====             =====

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(in thousands)

                                               S&P 500                        SMALL CAP                 INTERNATIONAL EQUITY
                                             INDEX FUND                      INDEX FUND                      INDEX FUND
                                    -----------------------------   -----------------------------   -----------------------------
                                      SIX MONTHS      YEAR ENDED      SIX MONTHS     JULY 31, TO      SIX MONTHS     JULY 31, TO
                                    ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,
                                    --------------   ------------   --------------   ------------   --------------   ------------
                                         2001            2000            2001            2000            2001            2000
                                    --------------   ------------   --------------   ------------   --------------   ------------
                                     (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income (loss)...     $  1,619       $   5,900        $    31          $   20          $   32          $    8
   Net realized gain (loss) on
     investments and futures
     transactions.................       (2,373)         (9,106)            45            (124)            (75)            (38)
   Change in net unrealized
     appreciation or depreciation
     of investments and futures
     contracts....................      (19,764)        (26,263)           233             (67)           (515)           (226)
                                       --------       ---------        -------          ------          ------          ------
       NET INCREASE (DECREASE) IN
         NET ASSETS RESULTING FROM
         OPERATIONS...............      (20,518)        (29,469)           309            (171)           (558)           (256)
                                       --------       ---------        -------          ------          ------          ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
       Institutional Class........         (778)         (6,001)            --             (20)             --              (8)
       PlanAhead Class............           (8)            (76)            --              --              --              --
   Net realized gain on
     investments:
       Institutional Class........           --              --             --              --              --             (18)
       PlanAhead Class............           --              --             --              --              --              --
   Tax Return of Capital:
       Institutional Class........           --             (96)            --              --              --              (5)
       Plan Ahead Class...........           --              (2)            --              --              --              --
                                       --------       ---------        -------          ------          ------          ------
       TOTAL DISTRIBUTIONS TO
         SHAREHOLDERS.............         (786)         (6,175)            --             (20)             --             (31)
                                       --------       ---------        -------          ------          ------          ------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of
     shares.......................       30,176         240,196          3,802           4,557           1,271           4,484
   Reinvestments of dividends and
     distributions................          784           6,164             --              20              --              32
   Cost of shares redeemed........      (54,312)       (458,586)        (1,352)           (266)           (638)           (687)
                                       --------       ---------        -------          ------          ------          ------
       NET INCREASE (DECREASE) IN
         NET ASSETS FROM CAPITAL
         SHARE TRANSACTIONS.......      (23,352)       (212,226)         2,450           4,311             633           3,829
                                       --------       ---------        -------          ------          ------          ------
NET INCREASE (DECREASE) IN NET
 ASSETS...........................      (44,656)       (247,870)         2,759           4,120              75           3,542
                                       --------       ---------        -------          ------          ------          ------
NET ASSETS:
   Beginning of period............      326,948         574,818          4,120              --           3,542              --
                                       --------       ---------        -------          ------          ------          ------
   END OF PERIOD*.................     $282,292       $ 326,948        $ 6,879          $4,120          $3,617          $3,542
                                       ========       =========        =======          ======          ======          ======
   *Includes undistributed net
     investment income (loss)
     of...........................     $    833       $      --        $    31          $   --          $   32          $   --
                                       ========       =========        =======          ======          ======          ======

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------
1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company. These financial statements and notes to the financial statements relate to the American AAdvantage S&P 500 Index Fund, the American AAdvantage Small Cap Index Fund and the American AAdvantage International Equity Index Fund (each a "Fund" and collectively, the "Funds"), each a series of the Trust. The Institutional Classes of the Small Cap Index and the International Equity Index Funds commenced operations on July 31, 2000. The S&P 500 Index Fund commenced sale of a second class of shares of the Fund, designated as "PlanAhead Class" shares, on March 2, 1998. At that time, the existing shares of the Fund were redesignated as "Institutional Class" shares.

     Each Fund invests all of its investable assets in the corresponding portfolio. The State Street Equity 500 Index Portfolio, Master Small Cap Index Series and the Master International Capitalization Weighted Index Series (each a "Portfolio" and collectively the "Portfolios") are open-ended management investment companies registered under the Act. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio.

                                                                              % OF
                                                                            PORTFOLIO
                                                                             HELD BY
                                                                             FUND AT
     AMERICAN AADVANTAGE:                      PORTFOLIOS:                JUNE 30, 2001
     --------------------                      -----------                -------------
S&P 500 Fund                     State Street Equity 500 Index Portfolio       9.4%
Small Cap Index Fund             Master Small Cap Index Series                 3.1%
                                 Master International Capitalization
International Equity Index Fund  Weighted Index Series                        20.8%

     Prior to March 1, 2000, the S&P 500 Index Fund invested all of its investable assets in the BT Equity 500 Index Portfolio (the "BT Portfolio"). On March 1, 2000, the S&P 500 Index Fund withdrew its interest in the BT Portfolio. The Fund received a distribution of cash and securities from BT Portfolio with a market value equal to the Fund's investment in the BT Portfolio at the close of business on February 29, 2000, which totaled approximately $600,966,000. The S&P 500 Index Fund immediately contributed those securities to the State Street Equity 500 Index Portfolio, which commenced operations on March 1, 2000.

     The State Street Equity 500 Index Portfolio and the BT Portfolio have identical investment objectives and fundamental policies. State Street Bank and Trust Company receives an annualized advisory fee of 0.045% of the Portfolio's average daily net assets. Bankers Trust Company received an annualized advisory fee of 0.075% of the BT Portfolio's average daily net assets.

     The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     AMR Investment Services, Inc. (the Manager) is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the funds.

  Valuation of Investments

     Valuation of securities by the Portfolio is discussed in the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  Investment Income

     The Fund records its share of net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio each day. All net investment income and realized and unrealized gains (losses) of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

  Dividends

     Dividends from net investment income of the Small Cap Index and International Equity Index Funds normally will be declared and paid annually. The S&P 500 Index Fund normally will be declared and paid quarterly. Distributions of net realized capital gains earned by the Funds, if any, will be paid annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

  Federal Income and Excise Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. The S&P 500 Index Fund has a capital loss carryforward of $9,731,218 which expires in years 2005-2008.

  Deferred Organization Expenses

     Expenses incurred by the S&P 500 Index Fund in connection with its organization are being amortized on a straight-line basis over a five-year period.

  Expenses

     Expenses directly attributable to the Fund are charged to the Fund's operations. Expenses incurred by the Trust with respect to any two of more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of the Fund's total assets (which includes the value of the Fund's investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

  Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

2.   FEES AND TRANSACTIONS WITH AFFILIATES

  Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of
 .05% of the average daily net assets of the Institutional Class of the S&P 500 Index Fund, International Equity Index Fund, and Small Cap Index Fund and an annualized fee of .30% of the average daily net assets of the PlanAhead Class of the S&P 500 Index Fund. The Manager has contractually agreed to reimburse the Fund for other expenses through June 30, 2001 to the extent that total annual fund operating expenses exceed 0.55% of the average daily net assets of the PlanAhead Class of the S&P 500 Index Fund, 0.50% of the average daily net assets of the Institutional Class of the Small Cap Index Fund, and 0.60% of the average daily net assets of the Institutional Class of the International Equity Index Fund.

  Services Agreement

     The Manager and the trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class of the S&P 500 Index Fund. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% based on the daily net assets of the PlanAhead Class of the S&P 500 Index Fund.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the six months ended June 30, 2001, the cost of air transportation for the trustees was not material to any of the Funds. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $20,000 plus $1,250 for each Board meeting attended.

     At June 30, 2001, AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof owned 93.8% of the Institutional Class of the S&P 500 Index Fund and 100% of the Institutional Class of both the Small Cap Index and International Equity Index Funds.

  Reimbursement of Expenses

     For the period ended June 30, 2001, the Manager reimbursed expenses totaling $4,048 to the S&P 500 Index Fund, $331 to the Small Cap Index Fund, and $1,555 to the International Equity Index Fund.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

3.   CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares of the Funds:

S&P 500 INDEX FUND

                                      FOR THE PERIOD ENDED          FOR THE YEAR ENDED
                                          JUNE 30, 2001              DECEMBER 31, 2000
                                    -------------------------   ---------------------------
INSTITUTIONAL CLASS                   SHARES        AMOUNT        SHARES         AMOUNT
-------------------                 ----------   ------------   -----------   -------------
Shares sold.......................   1,565,699   $ 26,549,568    12,230,942   $ 237,353,660
Reinvestment of dividends.........      49,856        777,749       311,238       6,097,551
Shares redeemed...................  (3,001,579)   (52,210,616)  (23,011,486)   (455,301,963)
                                    ----------   ------------   -----------   -------------
Net decrease in capital shares
  outstanding.....................  (1,386,024)  $(24,883,299)  (10,469,306)  $(211,850,752)
                                    ==========   ============   ===========   =============

                                            FOR THE PERIOD ENDED      FOR THE YEAR ENDED
                                               JUNE 30, 2001          DECEMBER 31, 2000
                                           ----------------------   ----------------------
PLANAHEAD CLASS                             SHARES      AMOUNT       SHARES      AMOUNT
---------------                            --------   -----------   --------   -----------
Shares sold..............................   214,555   $ 3,626,225    144,315   $ 2,841,721
Reinvestment of dividends................       417         6,504      3,427        66,384
Shares redeemed..........................  (125,679)   (2,101,658)  (168,691)   (3,283,724)
                                           --------   -----------   --------   -----------
Net increase (decrease) in capital shares
  outstanding............................    89,293   $ 1,531,071    (20,949)  $  (375,619)
                                           ========   ===========   ========   ===========

SMALL CAP INDEX FUND

                                               FOR THE PERIOD ENDED     FOR THE YEAR ENDED
                                                  JUNE 30, 2001         DECEMBER 31, 2000
                                              ----------------------   --------------------
INSTITUTIONAL CLASS                            SHARES      AMOUNT      SHARES      AMOUNT
-------------------                           --------   -----------   -------   ----------
Shares sold.................................   385,544   $ 3,802,066   450,818   $4,557,388
Reinvestment of dividends...................        --            --     2,238       20,052
Shares redeemed.............................  (143,570)   (1,352,098)  (27,861)    (266,430)
                                              --------   -----------   -------   ----------
Net Increase in capital shares
  outstanding...............................   241,974   $ 2,449,968   425,195   $4,331,010
                                              ========   ===========   =======   ==========

INTERNATIONAL EQUITY INDEX FUND

                                                FOR THE PERIOD ENDED    FOR THE YEAR ENDED
                                                   JUNE 30, 2001        DECEMBER 31, 2000
                                                --------------------   --------------------
INSTITUTIONAL CLASS                             SHARES      AMOUNT     SHARES      AMOUNT
-------------------                             -------   ----------   -------   ----------
Shares sold...................................  149,738   $1,270,820   454,294   $4,485,002
Reinvestment of dividends.....................       --           --     3,589       31,872
Shares redeemed...............................  (73,915)    (638,250)  (73,411)    (686,995)
                                                -------   ----------   -------   ----------
Net Increase in capital shares outstanding....   75,823   $  632,570   384,472   $3,829,879
                                                =======   ==========   =======   ==========

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                    INSTITUTIONAL CLASS
                                                   ------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED
                                                    JUNE 30,             YEAR ENDED DECEMBER 31,
                                                   -----------   ----------------------------------------
                                                      2001       2000(A)      1999       1998      1997
                                                   -----------   --------   --------   --------   -------
                                                   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.............   $  17.99     $  20.05   $  16.78   $  13.16   $ 10.00
                                                    --------     --------   --------   --------   -------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income........................       0.10         0.23       0.19       0.16      0.14
    Net realized and unrealized gain (loss) on
      investments and futures transactions.......      (1.32)       (2.05)      3.27       3.62      3.16
                                                    --------     --------   --------   --------   -------
    Total from investment operations.............      (1.22)       (1.82)      3.46       3.78      3.30
                                                    --------     --------   --------   --------   -------
LESS DISTRIBUTIONS:
    Dividends from net investment income.........      (0.05)       (0.24)(C)    (0.19)    (0.16)   (0.14)
                                                    --------     --------   --------   --------   -------
    Total distributions..........................      (0.05)       (0.24)     (0.19)     (0.16)    (0.14)
                                                    --------     --------   --------   --------   -------
NET ASSET VALUE, END OF PERIOD...................   $  16.72     $  17.99   $  20.05   $  16.78   $ 13.16
                                                    ========     ========   ========   ========   =======
TOTAL RETURN.....................................     (6.82%)(D)   (9.15%)    20.70%     28.87%    33.09%
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands).....   $276,022     $321,805   $568,645   $100,870   $ 7,862
    Ratios to average net assets (annualized):
         Net investment income...................      1.14%        1.09%      1.28%      1.41%     1.61%
         Expenses, including expenses of the
           master portfolio, after waivers(B)....      0.16%        0.16%      0.17%      0.20%     0.20%
         Expenses, including expenses of the
           master portfolio, before waivers(B)...      0.16%        0.16%      0.17%      0.26%     0.63%
         Decrease reflected in above expense
           ratio due to absorption of expenses by
           State Street Bank, BT Alex Brown, and
           AMR Investment Services, Inc. ........      0.00%        0.00%      0.00%      0.06%     0.43%

---------------

(A) On March 1, 2000, the Fund invested all of its investable assets in the State Street Bank Equity 500 Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Portfolio.

(B) Includes expenses of the BT Equity 500 Index Portfolio for the period January 1, 2000 to February 29, 2000 and the expenses of the State Street Bank Equity 500 Index Portfolio from March 1, 2000 to December 31, 2000.

(C) Includes a tax return of capital distribution which amounts to less than $0.01 per share.

(D)  Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                      PLANAHEAD CLASS
                                                     --------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED         YEAR ENDED           MARCH 2,
                                                      JUNE 30,       DECEMBER 31,        DECEMBER 31,
                                                     -----------   -----------------   ----------------
                                                        2001       2000(A)     1999          1998
                                                     -----------   -------    ------   ----------------
                                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...............    $17.99      $20.12     $16.83        $14.27
                                                       ------      ------     ------        ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income..........................      0.09        0.13       0.15          0.08
    Net realized and unrealized gain (loss) on
      investments and futures transactions.........     (1.34)      (2.00)      3.25          2.56
                                                       ------      ------     ------        ------
Total from investment operations...................     (1.25)      (1.87)      3.40          2.64
                                                       ------      ------     ------        ------
LESS DISTRIBUTIONS:
    Dividends from net investment income...........     (0.03)      (0.26)(C)  (0.11)        (0.08)
                                                       ------      ------     ------        ------
    Total distributions............................     (0.03)      (0.26)     (0.11)        (0.08)
                                                       ------      ------     ------        ------
NET ASSET VALUE, END OF PERIOD.....................    $16.71      $17.99     $20.12        $16.83
                                                       ======      ======     ======        ======
TOTAL RETURN.......................................    (6.98%)(D)  (9.38%)    20.24%        18.58%(D)
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands).......    $6,270      $5,143     $6,173        $1,963
    Ratios to average net assets (annualized):
         Net investment income.....................     0.77%       0.66%      0.91%         1.04%
         Expenses, including expenses of the master
           portfolio, after waivers(B).............     0.55%       0.54%      0.55%         0.55%
         Expenses, including expenses of the master
           portfolio, before waivers(B)............     0.70%       0.70%      0.72%         0.79%
         Decrease reflected in above expense ratio
           due to absorption of expenses by State
           Street Bank, BT Alex Brown and AMR
           Investment Services, Inc................     0.15%       0.16%      0.17%         0.24%

---------------

(A) On March 1, 2000, the Fund invested all of its investable assets in the State Street Bank Equity 500 Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Portfolio.

(B) Includes expenses of the BT Equity 500 Index Portfolio for the period January 1, 2000 to February 29, 2000 and the expenses of the State Street Bank Equity 500 Index Portfolio from March 1, 2000 to December 31, 2000.

(C) Includes a tax return of capital distribution which amounted to less than $0.01 per share.

(D)   Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE SMALL CAP INDEX FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                    INSTITUTIONAL CLASS
                                                              -------------------------------
                                                              SIX MONTHS ENDED    JULY 31 TO
                                                                  JUNE 30,       DECEMBER 31,
                                                              ----------------   ------------
                                                                    2001             2000
                                                              ----------------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 9.69          $ 10.00
                                                                   ------          -------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income...................................         0.05             0.05
    Net realized and unrealized gain (loss) on
      investments...........................................         0.57            (0.31)
                                                                   ------          -------
Total from investment operations............................         0.62            (0.26)
                                                                   ------          -------
LESS DISTRIBUTIONS:
    Dividends from net investment income....................           --            (0.05)
                                                                   ------          -------
    Total distributions.....................................           --            (0.05)
                                                                   ------          -------
NET ASSET VALUE, END OF PERIOD..............................       $10.31          $  9.69
                                                                   ======          =======
TOTAL RETURN(B).............................................        6.30%           (2.59%)
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)................       $6,879          $ 4,120
    Ratios to average net assets (annualized):
         Net investment income..............................        1.09%            1.61%
         Expenses, including expenses of the master
           portfolio, after waivers(A)......................        0.38%            0.50%
         Expenses, including expenses of the master
           portfolio, before waivers(A).....................        0.39%            0.96%
         Decrease reflected in above expense ratio due to
           absorption of expenses by AMR Investment
           Services, Inc....................................        0.01%            0.46%

---------------

(A)   Includes expenses of the Master Small Cap Index Series.

(B)   Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                    INSTITUTIONAL CLASS
                                                              -------------------------------
                                                              SIX MONTHS ENDED    JULY 31 TO
                                                                  JUNE 30,       DECEMBER 31,
                                                              ----------------   ------------
                                                                    2001             2000
                                                              ----------------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $   9.21         $ 10.00
                                                                  --------         -------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income...................................          0.07            0.02
    Net realized and unrealized gain (loss) on
      investments...........................................         (1.42)          (0.72)
                                                                  --------         -------
Total from investment operations............................         (1.35)          (0.70)
                                                                  --------         -------
LESS DISTRIBUTIONS:
    Dividends from net investment income....................            --           (0.03)
    Dividends from net realized gain on securities..........            --           (0.05)
    Tax return of capital...................................            --           (0.01)
                                                                  --------         -------
    Total distributions.....................................            --           (0.09)
                                                                  --------         -------
NET ASSET VALUE, END OF PERIOD..............................      $   7.86         $  9.21
                                                                  ========         =======
TOTAL RETURN(B).............................................       (14.66%)         (7.03%)
RATIOS AND SUPPLEMENTAL DATA:
    Net Assets, end of period (in thousands)................      $  3,617         $ 3,542
    Ratios to average net assets (annualized):
         Net investment income..............................         1.84%           0.63%
         Expenses, including expenses of the master
           portfolio, after waivers(A)......................         0.50%           0.60%
         Expenses, including expenses of the master
           portfolio, before waivers(A).....................         0.59%           2.12%
         Decrease reflected in above expense ratio due to
           absorption of expenses by AMR Investment
           Services, Inc....................................         0.09%           1.52%

---------------

(A) Includes expenses of the Master International (Capitalization Weighted) Index Series.

(B)   Not annualized.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
COMMON STOCKS - 97.1%
AEROSPACE - 1.2%
Boeing Co......................    230,736   $   12,829
General Dynamics Corp..........     52,899        4,116
Lockheed Martin Corp...........    114,298        4,235
Northrop Grumman Corp..........     22,604        1,811
Raytheon Co. (a)...............     90,491        2,402
United Technologies Corp.......    124,532        9,123
                                             ----------
                                                 34,516
                                             ----------
BASIC INDUSTRIES - 3.0%
Air Products & Chemicals,
  Inc..........................     60,844        2,784
Alcan Aluminum, Ltd............     84,346        3,544
Alcoa, Inc.....................    228,284        8,994
Allegheny Technologies, Inc....     19,943          361
B.F. Goodrich Co...............     27,310        1,037
Barrick Gold Corp..............    105,068        1,592
Bemis Co., Inc.................     13,416          539
Boise Cascade Corp.............     16,019          563
Dow Chemical Co................    237,873        7,909
du Pont (E.I.) de Nemours &
  Co...........................    275,764       13,303
Eastman Chemical Co............     20,412          972
Engelhard Corp.................     34,309          885
FMC Corp. (a)..................      8,503          583
Freeport-McMoRan Copper & Gold,
  Inc. Class B (a).............     38,086          421
Great Lakes Chemical Corp......     12,250          378
Hercules, Inc..................     28,630          323
Homestake Mining Co............     69,677          540
Illinois Tool Works, Inc.......     80,199        5,077
Inco, Ltd. (a).................     48,253          833
International Paper Co.........    127,761        4,561
Kimberly-Clark Corp............    140,801        7,871
Mead Corp......................     26,266          713
Minnesota Mining &
  Manufacturing Co.............    104,707       11,947
Newmont Mining Corp............     51,047          950
Nucor Corp.....................     20,023          979
Phelps Dodge Corp..............     20,848          865
Placer Dome, Inc...............     86,667          849
Potlatch Corp..................      7,512          258
PPG Industries, Inc............     45,186        2,375
Praxair, Inc...................     42,078        1,978
Rohm & Haas Co.................     58,223        1,916
Sealed Air Corp. (a)...........     23,073          859
Sigma Aldrich Corp.............     20,052          774
Temple-Inland, Inc.............     13,682          729
USX-U.S. Steel Group...........     23,957          483
Westvaco Corp..................     26,741          650
Willamette Industries, Inc.....     28,178        1,395
Worthington Industries, Inc....     22,696          309
                                             ----------
                                                 91,099
                                             ----------
CAPITAL GOODS - 6.4%
Allied Waste Industries, Inc.
  (a)..........................     52,376          978
Ball Corp......................      7,290          347
Boston Scientific Corp. (a)....    107,544        1,828
Caterpillar, Inc...............     91,271        4,568

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Cooper Industries, Inc.........     24,763   $      980
Crane Co.......................     15,274          474
Cummins Engine Co., Inc........     10,244          397
Deere & Co.....................     62,048        2,349
Dover Corp.....................     53,883        2,029
Emerson Electric Co............    113,884        6,890
General Electric Co............  2,627,215      128,077
Grainger W.W., Inc.............     25,739        1,059
HCA-Healthcare Corp............    142,159        6,424
Ingersoll-Rand Co..............     42,558        1,753
ITT Industries, Inc............     23,287        1,031
Johnson Controls, Inc..........     22,935        1,662
Millipore Corp.................     11,893          737
National Service Industries,
  Inc..........................     10,852          245
Pall Corp......................     33,929          798
Parker-Hannifin Corp...........     30,909        1,312
Timken Co......................     15,097          256
TRW, Inc.......................     33,033        1,354
Tyco International, Ltd........    512,261       27,918
                                             ----------
                                                193,466
                                             ----------
CONSUMER BASICS - 18.6%
Abbott Laboratories............    409,680       19,669
Aetna, Inc. (a)................     37,648          974
Albertson's, Inc...............    107,106        3,212
Allergan, Inc..................     34,898        2,984
American Home Products Corp....    347,675       20,318
Amgen, Inc. (a)................    275,904       16,585
Archer-Daniels-Midland Co......    168,217        2,187
Bard (C.R.), Inc...............     13,422          764
Bausch & Lomb, Inc.............     13,450          487
Baxter International, Inc......    156,162        7,652
Becton, Dickinson & Co.........     68,096        2,437
Biogen, Inc. (a)...............     39,297        2,134
Biomet, Inc....................     47,365        2,276
Black & Decker Corp............     20,599          813
Bristol-Myers Squibb Co........    514,071       26,886
Campbell Soup Co...............    107,981        2,781
Cardinal Health, Inc...........    117,871        8,133
Chiron Corp. (a)...............     50,844        2,593
Clorox Co......................     62,918        2,130
Coca-Cola Co...................    657,859       29,604
Coca-Cola Enterprises, Inc.....    109,518        1,791
Colgate-Palmolive Co...........    148,349        8,751
ConAgra, Inc...................    142,474        2,822
Corning, Inc...................    244,115        4,079
Costco Wholesale Corp. (a).....    118,961        4,883
CVS Corp.......................    104,028        4,016
Forest Laboratories, Inc.
  (a)..........................     46,729        3,318
General Mills, Inc.............     75,409        3,301
Gillette Co....................    279,603        8,106
H.J. Heinz Co..................     92,254        3,772
HEALTHSOUTH Corp. (a)..........    102,550        1,638
Hershey Foods Corp.............     36,143        2,230
Humana, Inc. (a)...............     45,722          450
Johnson & Johnson..............    800,539       40,027
Kellogg Co.....................    107,622        3,121

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
King Pharmaceuticals, Inc.
  (a)..........................     44,816   $    2,409
Kroger Co. (a).................    214,383        5,360
Lilly (Eli) & Co...............    297,226       21,995
Manor Care, Inc. (a)...........     26,240          833
McKesson HBOC, Inc.............     75,616        2,807
MedImmune, Inc. (a)............     56,387        2,660
Medtronic, Inc.................    319,640       14,707
Merck & Co., Inc...............    606,482       38,760
Pactiv Corp.(a)................     40,249          539
Pepsi Bottling Group, Inc......     38,400        1,540
PepsiCo, Inc...................    385,550       17,041
Pfizer, Inc....................  1,669,688       66,871
Pharmacia & Upjohn, Inc........    344,433       15,827
Philip Morris Cos., Inc........    581,775       29,525
Procter & Gamble Co............    342,511       21,852
Quaker Oats Co.................     34,903        3,185
Ralston-Purina Group...........     82,152        2,466
Safeway, Inc. (a)..............    133,016        6,385
Sara Lee Corp..................    209,480        3,968
Schering-Plough Corp...........    386,915       14,022
Snap-On Tools Corp.............     14,590          353
St. Jude Medical, Inc. (a).....     22,819        1,369
Stanley Works..................     22,813          955
Stryker Corp...................     51,905        2,847
SYSCO Corp.....................    177,890        4,830
Tenet Healthcare Corp..........     85,190        4,395
Tupperware Corp................     15,202          356
Unilever NV ADR................    151,710        9,037
UnitedHealth Group, Inc........     83,854        5,178
UST Corp.......................     43,245        1,248
Watson Pharmaceuticals, Inc.
  (a)..........................     27,288        1,682
Wellpoint Health Networks, Inc.
  (a)..........................     16,589        1,563
Winn-Dixie Stores, Inc.........     37,255          973
Wrigley Wm., Jr. Co............     59,917        2,807
                                             ----------
                                                557,269
                                             ----------
CONSUMER DURABLES - 1.6%
AutoZone, Inc. (a).............     30,250        1,134
Avery Dennison Corp............     29,305        1,496
Best Buy Co. (a)...............     55,144        3,503
Cooper Tire & Rubber Co........     19,238          273
Dana Corp......................     39,310          917
Danaher Corp...................     37,618        2,107
Delphi Automotive Systems
  Corp.........................    148,595        2,367
Eaton Corp.....................     18,393        1,289
Ford Motor Co..................    483,934       11,881
General Motors Corp............    145,564        9,367
Genuine Parts Co...............     45,290        1,427
Goodyear Tire & Rubber Co......     42,183        1,181
Harley-Davidson, Inc...........     80,402        3,785
Leggett & Platt, Inc...........     52,054        1,147
Maytag Corp....................     20,341          595
PACCAR, Inc....................     20,303        1,039

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Pitney Bowes, Inc..............     65,234   $    2,748
Visteon Corp...................     34,714          638
Whirlpool Corp.................     17,667        1,104
                                             ----------
                                                 47,998
                                             ----------
CONSUMER NON-DURABLES - 6.2%
Adolph Coors Co. Class B.......      9,671          485
Alberto Culver Co. Class B.....     15,000          631
Anheuser-Busch Cos., Inc.......    237,352        9,779
Avon Products, Inc.............     62,681        2,901
Bed Bath & Beyond, Inc. (a)....     75,807        2,274
Big Lots, Inc. (a).............     30,159          413
Brown-Forman Distillers, Inc.
  Class B......................     18,183        1,163
Brunswick Corp.................     21,841          525
Circuit City Stores, Inc.......     54,654          984
Dillard's, Inc. Class A........     23,374          357
Dollar General Corp............     87,414        1,705
Eastman Kodak Co...............     76,755        3,583
Federated Department Stores,
  Inc. (a).....................     52,722        2,241
Fortune Brands, Inc............     41,069        1,575
Gap, Inc.......................    225,542        6,541
Hasbro, Inc....................     47,957          693
Home Depot, Inc................    617,173       28,729
International Flavors &
  Fragrances, Inc..............     25,911          651
JC Penney & Co., Inc...........     69,648        1,836
Kmart Corp. (a)................    129,026        1,480
Kohl's Corp. (a)...............     88,004        5,520
Limited, Inc...................    113,496        1,875
Liz Claiborne, Inc.............     13,503          681
Lowe's Cos., Inc...............    101,641        7,374
Mattel, Inc....................    113,317        2,144
May Department Stores Co.......     79,010        2,707
Newell Rubbermaid, Inc.........     71,113        1,785
NIKE, Inc. Class B.............     71,717        3,011
Nordstrom, Inc.................     35,544          659
Office Depot, Inc. (a).........     82,803          859
Radioshack Corp................     49,313        1,504
Reebok International, Ltd.
  (a)..........................     14,745          471
Sears Roebuck & Co.............     86,881        3,676
Staples, Inc. (a)..............    120,196        1,922
Starbucks Corp. (a)............    100,566        2,232
SuperValu, Inc.................     33,383          586
Target Corp....................    237,809        8,228
Tiffany & Co...................     38,724        1,403
TJX Cos., Inc..................     73,973        2,357
Toys "(LOGO)" Us, Inc. (a).....     52,360        1,296
V.F. Corp......................     30,526        1,110
Wal-Mart Stores, Inc...........  1,182,473       57,705
Walgreen Co....................    269,184        9,193
                                             ----------
                                                186,844
                                             ----------
CONSUMER SERVICES - 1.7%
AMR Corp.......................     40,163        1,451
Carnival Corp..................    155,156        4,763
Convergys Corp. (a)............     45,750        1,384
Darden Restaurants, Inc........     31,848          889

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Delta Air Lines, Inc...........     32,677   $    1,440
Harrah's Entertainment, Inc.
  (a)..........................     30,943        1,092
Hilton Hotels Corp.............     97,804        1,135
Marriot International, Inc.
  Class A......................     63,380        3,000
McDonald's Corp................    342,064        9,256
Sabre Holdings Corp. Class A...     34,968        1,748
Sapient Corp. (a)..............     33,034          323
Southwest Airlines Co..........    201,435        3,725
Starwood Hotels & Resorts
  Worldwide, Inc. Class B......     51,216        1,909
Tricon Global Restaurants,
  Inc..........................     38,837        1,705
USAirways Group, Inc. (a)......     17,812          433
Walt Disney Co.................    552,757       15,969
Wendy's International, Inc.....     30,126          770
                                             ----------
                                                 50,992
                                             ----------
ELECTRICAL EQUIPMENT - 0.6%
American Power Conversion Corp.
  (a)..........................     53,918          839
Molex, Inc.....................     51,696        1,888
Power-One, Inc. (a)............     19,671          325
Tektronix, Inc.................     23,737          645
Texas Instruments, Inc.........    459,155       14,463
Thomas & Betts Corp............     15,352          339
                                             ----------
                                                 18,499
                                             ----------
ELECTRONICS - 2.0%
Agilent Technologies, Inc.
  (a)..........................    121,171        3,938
Altera Corp. (a)...............    102,258        2,945
Analog Devices, Inc. (a).......     95,522        4,131
Applied Micro Circuits Corp.
  (a)..........................     79,252        1,363
Broadcom Corp. (a).............     64,814        2,735
Conexant Systems, Inc. (a).....     64,545          574
JDS Uniphase Corp. (a).........    346,705        4,348
KLA Tencor Corp. (a)...........     48,997        2,857
Lexmark International Group,
  Inc. Class A (a).............     33,879        2,278
Linear Technology Corp.........     84,035        3,716
Maxim Integrated Products, Inc.
  (a)..........................     85,802        3,793
Novellus Systems, Inc. (a).....     37,347        2,121
QLogic Corp. (a)...............     24,454        1,587
QUALCOMM, Inc. (a).............    200,251       11,711
Sanmina Corp. (a)..............     81,236        1,902
Solectron Corp. (a)............    171,363        3,136
Teradyne, Inc. (a).............     46,275        1,532
Vitesse Semiconductor Corp.
  (a)..........................     48,518        1,021
Xilinx, Inc. (a)...............     87,615        3,556
                                             ----------
                                                 59,244
                                             ----------
ENERGY - 7.1%
Amerada Hess Corp..............     23,558        1,903
Anadarko Petroleum Corp........     65,991        3,565
Apache Corp....................     32,814        1,665
Ashland, Inc...................     19,268          773
Baker Hughes, Inc..............     88,120        2,952

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Burlington Resources, Inc......     55,954   $    2,235
Calpine Corp. (a)..............     79,154        2,992
Chevron Corp...................    169,659       15,354
Conoco, Inc. Class B...........    165,455        4,782
Constellation Energy Group.....     43,161        1,839
Devon Energy Corp..............     34,115        1,791
El Paso Corp...................    134,678        7,076
EOG Resources, Inc.............     30,501        1,084
Exxon Mobil Corp...............    912,453       79,703
Halliburton Co.................    113,459        4,039
Kerr-McGee Corp................     24,719        1,638
Kinder Morgan, Inc.............     30,363        1,526
McDermott International,
  Inc..........................     16,085          187
Mirant Corp. (a)...............     89,862        3,091
Nabors Industries, Inc. (a)....     38,968        1,450
Noble Drilling Corp. (a).......     35,603        1,166
Occidental Petroleum Corp......     98,014        2,606
ONEOK, Inc.....................     15,514          306
Phillips Petroleum Co..........     67,789        3,864
Progress Energy, Inc...........     54,539        2,450
Rowan Cos., Inc. (a)...........     24,051          532
Royal Dutch Petroleum Co. ADR..    567,122       33,046
Schlumberger, Ltd..............    152,019        8,004
Sempra Energy..................     54,253        1,483
Sunoco, Inc....................     22,319          818
Texaco, Inc....................    145,747        9,707
Tosco Corp.....................     38,382        1,691
Transocean Sedco Forex, Inc....     84,126        3,470
Unocal Corp....................     64,512        2,203
USX-Marathon Group.............     82,405        2,432
                                             ----------
                                                213,423
                                             ----------
FINANCE - 17.9%
AFLAC, Inc.....................    139,039        4,378
Allstate Corp..................    191,611        8,429
Ambac Financial Group, Inc.....     28,001        1,630
American Express Co............    349,958       13,578
American General Corp..........    131,972        6,130
American International Group,
  Inc..........................    616,525       53,021
AmSouth Bancorp................     99,646        1,842
AON Corp.......................     67,974        2,379
Bank of America Corp...........    423,998       25,453
Bank of New York Co., Inc......    194,586        9,340
Bank One Corp..................    309,060       11,064
BB&T Corp......................    106,615        3,913
Bear Stearns Cos., Inc.........     28,371        1,673
Capital One Financial Corp.....     55,124        3,307
Charter One Financial, Inc.....     55,193        1,761
Chubb Corp.....................     46,390        3,592
CIGNA Corp.....................     39,588        3,793
Cincinnati Financial Corp......     42,673        1,687
Citigroup, Inc.................  1,329,955       70,275
Comerica, Inc..................     46,735        2,692
Concord EFS, Inc. (a)..........     57,319        2,981
Conseco, Inc...................     86,312        1,178

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Countrywide Credit Industries,
  Inc..........................     30,863   $    1,416
Equifax, Inc...................     37,629        1,380
Fannie Mae.....................    264,567       22,528
Federal Home Loan Mortgage
  Corp.........................    183,190       12,823
Fifth Third Bancorp............     51,933        9,124
First Union Corp...............    260,008        9,085
Fiserv, Inc. (a)...............     32,969        2,109
FleetBoston Financial Corp.....    286,431       11,300
Franklin Resources, Inc........     69,627        3,187
Golden West Financial Corp.....     42,026        2,700
Hartford Financial Services
  Group, Inc...................     62,739        4,291
Household International
  Corp.........................    122,668        8,182
Huntington Bancshares, Inc.....     66,582        1,079
J.P. Morgan Chase & Co.........    525,039       23,417
Jefferson-Pilot Corp...........     41,015        1,982
John Hancock Financial
  Services, Inc................     81,100        3,265
KeyCorp........................    112,188        2,922
Lehman Brothers Holdings,
  Inc..........................     65,171        5,067
Lincoln National Corp..........     49,653        2,570
Loews Corp.....................     52,132        3,359
Marsh & McLennan Cos., Inc.....     73,019        7,375
MBIA, Inc......................     39,182        2,182
MBNA Corp......................    226,132        7,451
Mellon Financial Corp..........    126,255        5,808
Merrill Lynch & Co., Inc.......    221,945       13,150
MetLife, Inc...................    198,306        6,143
MGIC Investment Corp...........     28,323        2,057
Moody's Corp...................     41,658        1,396
Morgan Stanley Dean Witter &
  Co...........................    294,350       18,906
National City Corp.............    158,876        4,890
Northern Trust Corp............     58,889        3,681
Paychex, Inc...................     98,717        3,948
PNC Bank Corp..................     76,844        5,056
Progressive Corp...............     19,466        2,632
Providian Financial Corp.......     75,873        4,492
Regions Financial Corp.........     60,167        1,925
SAFECO Corp....................     33,867          961
Schwab (Charles) Corp..........    367,274        5,619
SouthTrust Corp................     88,982        2,314
St. Paul Cos., Inc.............     56,686        2,873
State Street Corp..............     85,870        4,250
Stilwell Financial, Inc........     58,939        1,978
SunTrust Banks, Inc............     77,187        5,000
Synovus Financial Corp.........     76,294        2,394
T. Rowe Price Group, Inc.......     33,161        1,257
Torchmark Corp.................     33,508        1,347
U.S. Bancorp...................    504,014       11,486
Union Planters Corp............     36,459        1,590
UnumProvident Corp.............     63,919        2,053
USA Education, Inc.............     43,589        3,182
Wachovia Corp..................     55,606        3,956

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Washington Mutual, Inc.........    231,663   $    8,699
Wells Fargo Co.................    453,908       21,075
Zions Bancorp..................     24,300        1,434
                                             ----------
                                                538,442
                                             ----------
GENERAL BUSINESS - 2.8%
American Greetings Corp. Class
  A............................     16,856          185
Automatic Data Processing,
  Inc..........................    165,120        8,206
Cendant Corp...................    225,310        4,393
Cintas Corp....................     44,360        2,052
Clear Channel Communications,
  Inc. (a).....................    155,405        9,744
Comcast Corp. Special Class A
  (a)..........................    249,916       10,796
Computer Sciences Corp. (a)....     44,742        1,548
Deluxe Corp....................     18,444          533
Dow Jones & Co., Inc...........     23,210        1,386
Ecolab, Inc....................     33,751        1,383
First Data Corp................    103,659        6,660
Fluor Corp.....................     20,296          916
Gannett Co., Inc...............     69,980        4,612
H&R Block, Inc.................     24,644        1,591
Harcourt General, Inc..........     20,949        1,219
IMS Health, Inc................     77,637        2,213
Interpublic Group Cos., Inc.
  8............................      1,639        2,396
KB HOME........................     11,763          355
Knight-Ridder, Inc.............     18,881        1,120
McGraw-Hill, Inc...............     51,849        3,430
Meredith Corp..................     12,640          453
New York Times Co. Class A.....     43,016        1,807
Omnicom Group, Inc.............     48,959        4,210
Quintiles Transnational Corp.
  (a)..........................     32,102          817
R.R. Donnelley & Sons Co.......     31,013          921
Robert Half International, Inc.
  (a)..........................     47,135        1,173
TMP Worldwide, Inc. (a)........     28,300        1,698
Tribune Co.....................     78,947        3,159
Waste Management, Inc..........    164,992        5,085
                                             ----------
                                                 84,061
                                             ----------
SHELTER - 0.4%
Centex Corp....................     15,202          620
Georgia-Pacific Group..........     59,955        2,030
Louisiana Pacific Corp.........     30,291          355
Masco Corp.....................    117,836        2,941
Pulte Corp.....................     10,034          428
Sherwin-Williams Co............     42,251          938
Vulcan Materials Co............     26,817        1,441
Weyerhaeuser Co................     56,873        3,126
                                             ----------
                                                 11,879
                                             ----------
TECHNOLOGY - 14.8%
Adobe Systems, Inc.............     63,913        3,028
Advanced Micro Devices, Inc.
  (a)..........................     90,598        2,616
Apple Computer, Inc. (a).......     91,892        2,137

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Applera Corp. -- Applied
  Biosystems Group.............     55,973   $    1,497
Applied Materials, Inc. (a)....    215,051       10,645
Autodesk, Inc..................     14,222          530
BMC Software, Inc. (a).........     63,652        1,435
BroadVision, Inc. (a)..........     70,152          347
Cabletron Systems, Inc. (a)....     48,982        1,119
Cisco Systems, Inc. (a)........  1,935,781       35,193
Citrix Systems, Inc. (a).......     49,922        1,742
COMPAQ Computer Corp...........    448,329        6,945
Computer Associates
  International, Inc...........    152,921        5,505
Compuware Corp. (a)............     97,662        1,366
Dell Computer Corp. (a)........    687,983       17,991
Electronic Data Systems
  Corp.........................    124,172        7,761
EMC Corp.......................    584,304       16,974
Gateway, Inc. (a)..............     86,047        1,415
Guidant Corp. (a)..............     81,654        2,940
Hewlett-Packard Co.............    513,846       14,696
Honeywell International,
  Inc..........................    213,235        7,461
Intel Corp.....................  1,778,705       51,938
International Business Machines
  Corp.........................    459,522       51,926
Intuit, Inc. (a)...............     54,968        2,198
Jabil Circuit, Inc. (a)........     49,508        1,528
LSI Logic Corp. (a)............     95,124        1,788
Mercury Interactive Corp.
  (a)..........................     21,375        1,271
Micron Technology, Inc. (a)....    157,507        6,474
Microsoft Corp. (a)............  1,422,843      103,868
National Semiconductor Corp.
  (a)..........................     46,214        1,346
NCR Corp. (a)..................     25,427        1,195
Network Appliance, Inc. (a)....     85,148        1,166
Novell, Inc. (a)...............     80,773          460
Oracle Systems Corp. (a).......  1,484,690       28,209
Palm, Inc. (a).................    146,338          888
Parametric Technology Corp.
  (a)..........................     70,574          978
PeopleSoft, Inc. (a)...........     76,774        3,763
PerkinElmer, Inc...............     27,024          744
Rockwell International Corp....     48,357        1,843
Scientific-Atlanta, Inc........     42,799        1,738
Siebel Systems, Inc. (a).......    119,892        5,634
Sun Microsystems, Inc. (a).....    861,388       13,524
Symbol Technologies, Inc.......     58,520        1,299
Tellabs, Inc. (a)..............    108,221        2,098
Textron, Inc...................     37,805        2,081
Thermo Electron Corp. (a)......     47,737        1,051
Unisys Corp. (a)...............     83,704        1,231
VERITAS Software Corp. (a).....    105,126        6,990
Xerox Corp.....................    174,120        1,666
Yahoo!, Inc. (a)...............    148,242        2,962
                                             ----------
                                                445,200
                                             ----------
TELECOMMUNICATIONS - 8.8%
ADC Telecommunications, Inc.
  (a)..........................    206,281        1,351
Andrew Corp. (a)...............     21,828          402

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
AOL Time Warner, Inc. (a)......  1,171,835   $   62,107
AT&T Corp......................    912,613       20,078
Avaya, Inc. (a)................     73,969        1,013
BellSouth Corp.................    495,711       19,962
CenturyTel, Inc................     37,324        1,131
Citizens Communications Co.
  (a)..........................     68,622          826
Comverse Technology, Inc. (a)..     43,719        2,497
Global Crossing, Ltd. (a)......    233,062        2,014
Lucent Technologies, Inc.......    903,428        5,601
Motorola, Inc..................    579,834        9,602
Nextel Communications, Inc.
  Class A (a)..................    202,221        3,543
Nortel Networks Corp. 8........     42,730        7,661
Qwest Communications
  International, Inc...........    439,391       14,003
SBC Communications, Inc........    890,746       35,683
Univision Communications, Inc.
  Class A (a)..................     54,699        2,340
Verizon Communications.........    715,364       38,272
Viacom, Inc. Class B (a).......    470,846       24,366
WorldCom, Inc..................    763,865       10,809
WorldCom, Inc. - MCI Group
  (a)..........................        100            2
                                             ----------
                                                263,263
                                             ----------
TRANSPORTATION - 0.5%
Burlington Northern, Inc.......    104,217        3,144
CSX Corp.......................     56,551        2,049
FedEx Corp. (a)................     78,671        3,163
Navistar International Corp.
  (a)..........................     15,955          449
Norfolk Southern Corp..........    102,286        2,117
Ryder Systems, Inc.............     17,675          346
Union Pacific Corp.............     65,754        3,611
                                             ----------
                                                 14,879
                                             ----------
UTILITIES - 3.5%
AES Corp. (a)..................    141,015        6,071
Allegheny Energy, Inc..........     32,891        1,587
Alltel Corp....................     83,058        5,088
Ameren Corp....................     36,414        1,555
American Electric Power Co.,
  Inc..........................     85,427        3,944
Cinergy Corp...................     42,206        1,475
CMS Energy Corp................     34,737          967
Consolidated Edison, Inc.......     56,311        2,241
Dominion Resources, Inc........     63,523        3,820
DTE Energy Co..................     43,575        2,024
Duke Energy Corp. NPV..........    203,462        7,937
Dynegy, Inc. Class A...........     85,769        3,988
Edison International...........     86,478          964
Enron Corp.....................    197,350        9,670
Entergy Corp...................     58,865        2,260
Exelon Corp....................     84,481        5,417
FirstEnergy Corp...............     59,884        1,926
FPL Group, Inc.................     46,721        2,813
GPU, Inc.......................     32,228        1,133
KeySpan Corp...................     35,778        1,305

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Niagara Mohawk Holdings, Inc.
  (a)..........................     44,398   $      785
NICOR, Inc.....................     11,750          458
NiSource, Inc..................     54,078        1,478
Peoples Energy Corp............      8,596          346
PG&E Corp......................    102,794        1,151
Pinnacle West Capital Corp.....     22,456        1,064
PPL Corp.......................     38,573        2,122
Public Service Enterprise
  Group, Inc...................     54,969        2,688
Reliant Energy, Inc............     79,240        2,552
Southern Co....................    179,432        4,172
Sprint Corp. (Fon Group).......    234,726        5,014
Sprint Corp. (PCS Group) (a)...    247,447        5,976
TXU Corp.......................     67,961        3,275
Williams Cos...................    127,914        4,215
Xcel Energy, Inc...............     90,417        2,572
                                             ----------
                                                104,053
                                             ----------
    TOTAL COMMON STOCKS (COST
      $2,568,209)                             2,915,127
                                             ----------
                                    PAR
                                  AMOUNT
                                 ---------
GOVERNMENT AND AGENCY SECURITIES - 0.3%
United States Treasury Bill
  3.44% due 09/13/01(b)(c).....  $   8,235        8,177
                                             ----------
    TOTAL GOVERNMENT AND AGENCY
      SECURITIES (COST
      $8,177)..................                   8,177
                                             ----------
                                  SHARES
                                 ---------
SHORT TERM INVESTMENTS - 4.1%
AIM Short Term Investment Prime
  Portfolio....................     77,797       77,797
State Street Navigator
  Securities Lending Prime
  Portfolio (d)................     44,214       44,214
Money Market Obligations
  Trust........................          4            4
                                             ----------
    TOTAL SHORT TERM
      INVESTMENTS (COST
      $122,015)................                 122,015
                                             ----------
TOTAL INVESTMENTS - 101.5%
  (COST $2,698,401)............               3,045,319
                                             ----------
OTHER ASSETS AND LIABILITIES
NET - (1.5%)...................                 (44,494)
                                             ----------
NET ASSETS - 100%..............              $3,000,825
                                             ==========

---------------
(a) Non-income producing security.
(b) Held as collateral in connection with futures contracts purchased by the Portfolio.
(c) Rate represents annualized yield at date of purchase.
(d) Security represents investment made with cash collateral received from securities loaned.

ABBREVIATIONS

ADR - American Depositary Receipt
CVO - Contingent Value Obligation
NPV - No Par Value
NV  - Non-voting

SCHEDULE OF FUTURES CONTRACTS

                                             UNREALIZED
                                NUMBER OF   DEPRECIATION
                                CONTRACTS      (000)
                                ---------   ------------
S&P 500 Financial Futures
  Contracts Expiration date
  09/2001.....................     264         (2,996)
                                              -------
Total unrealized depreciation
  on Open futures contracts
  purchased...................                $(2,996)
                                              =======

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                               (AMOUNTS IN THOUSANDS)
ASSETS
   Investments at market (identified cost $2,698,401).......                 $3,045,319
   Receivables:
       Investments sold.....................................                        215
       Dividends and interest...............................                      2,405
       Daily variation margin on futures contracts..........                        310
                                                                             ----------
       TOTAL ASSETS.........................................                  3,048,249
                                                                             ----------
LIABILITIES
   Payables:
       Investments purchased................................  $ 3,099
       Upon return of securities loaned.....................   44,214
       Management fees (Note 4).............................      111
                                                              -------
       TOTAL LIABILITIES....................................                     47,424
                                                                             ----------
NET ASSETS..................................................                 $3,000,825
                                                                             ==========
COMPOSITION OF NET ASSETS
   Paid-in capital..........................................                 $2,656,903
   Net unrealized appreciation on investments and futures
     contracts..............................................                    343,922
                                                                             ----------
NET ASSETS..................................................                 $3,000,825
                                                                             ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                               (AMOUNTS IN THOUSANDS)
INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $153)........                  $  16,864
   Interest.................................................                      1,658
                                                                              ---------
       TOTAL INVESTMENT INCOME..............................                     18,522
EXPENSES
   Management fees (Note 4).................................  $     640
                                                              ---------
       TOTAL EXPENSES.......................................                        640
                                                                              ---------
NET INVESTMENT INCOME.......................................                     17,882
                                                                              ---------
REALIZED AND UNREALIZED LOSS
   Net realized loss on:
       Investments and foreign currency transactions........    (21,808)
       Futures contracts....................................     (3,563)
                                                              ---------
                                                                                (25,371)
   Net change in unrealized depreciation on:
       Investments and foreign currency transactions........   (182,070)
       Futures contracts....................................     (1,262)
                                                              ---------
                                                                               (183,332)
                                                                              ---------
Net realized and unrealized loss............................                   (208,703)
                                                                              ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........                  $(190,821)
                                                                              =========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               FOR THE SIX
                                                               MONTHS ENDED    FOR THE PERIOD
                                                                 JUNE 30,          ENDED
                                                                   2001         DECEMBER 31,
                                                               (UNAUDITED)         2000*
                                                              --------------   --------------
                                                                  (AMOUNTS IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
    Net investment income...................................    $   17,882       $   24,343
    Net realized loss.......................................       (25,371)         (51,513)
    Net change in unrealized depreciation...................      (183,332)        (145,536)
                                                                ----------       ----------
        NET DECREASE IN NET ASSETS RESULTING FROM
          OPERATIONS........................................      (190,821)        (172,706)
                                                                ----------       ----------
CAPITAL TRANSACTIONS (NOTE 3)
    Proceeds from contributions.............................       480,787        3,861,947
    Fair value of withdrawals...............................      (246,412)        (731,970)
                                                                ----------       ----------
        NET INCREASE IN NET ASSETS FROM CAPITAL
          TRANSACTIONS......................................       234,375        3,129,977
                                                                ----------       ----------
TOTAL NET INCREASE IN NET ASSETS............................        43,554        2,957,271
NET ASSETS
    BEGINNING OF PERIOD.....................................     2,957,271               --
                                                                ----------       ----------
    END OF PERIOD...........................................    $3,000,825       $2,957,271
                                                                ==========       ==========

---------------

* The Portfolio commenced operations on March 1, 2000.

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------
1.   ORGANIZATION

     State Street Master Funds (the "Trust") is a registered and diversified open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust is comprised of five investment portfolios. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At June 30, 2001, only State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

  Security valuation

     The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security.

     The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

  Securities transactions and investment income

     Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each investor's average net assets.

  Federal income taxes

     The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

Portfolio's interest holders in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes. It is intended that the Portfolio's assets will be managed so that an investor in the Portfolio can satisfy the requirements of sub-chapter M of the Internal Revenue Code.

  Futures

     The Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio is required to segregate securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

     The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

  Securities Lending

     The Trust, on behalf of Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government Securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street.

     The primary risk associated with securities lending is if the borrower defaults on it obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2001, the value of the securities loaned amounted to $43,319,629. The loans were collateralized with cash of $44,213,583, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio, a related party investment.

3.   SECURITIES TRANSACTIONS

     For the period ended June 30, 2001, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $221,432,384 and $137,743,977, respectively. The aggregate gross unrealized appreciation and depreciation were $615,705,765 and $268,788,343, respectively, as of June 30, 2001.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

4.   RELATED PARTY FEES AND TRANSACTIONS

     The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. under which SSgA, as the investment adviser, directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for these services and for the assumption of ordinary operating expenses of the Portfolio, SSgA receives a management fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following table includes selected supplemental data and ratios to average net assets:

                                                              FOR THE SIX
                                                              MONTHS ENDED   FOR THE PERIOD
                                                                JUNE 30,         ENDED
                                                                  2001        DECEMBER 31,
                                                              (UNAUDITED)        2000*
                                                              ------------   --------------
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (in thousands)................   $3,000,825      $2,957,271
    Ratios to average net assets:
        Operating expenses **...............................       0.045%          0.045%
        Net investment income **............................        1.26%           1.14%
    Portfolio turnover rate ***.............................           5%             18%
    Total return ***........................................      (6.83)%         (2.41)%

---------------

*   The Portfolio commenced operations on March 1, 2000.
**  Annualized
*** Not Annualized

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
COMMON STOCKS -
+1-800 CONTACTS, INC. ..........   1,200   $     29,748
+1-800-FLOWER.COM, INC. ........   1,224         18,164
 1st Source Corporation.........   2,440         68,320
+3 Dimensional Pharmaceuticals,
  Inc. .........................     600          5,766
+3D Systems Corporation.........   2,500         42,500
+the 3DO Company................   9,496         69,131
+3TEC Energy Corporation........   4,100         65,600
+4Kids Entertainment, Inc. .....   1,997         38,243
+7-Eleven, Inc. ................   5,600         63,000
+99 Cents Only Stores...........   5,991        179,430
+II-VI Incorporated.............   2,394         41,895
 A. Schulman, Inc. .............   7,002         94,527
 A.M. Castle & Company..........     500          6,740
 A.O. Smith Corporation.........   3,167         56,689
 AAR Corp. .....................   5,791         99,026
+ABIOMED, Inc. .................   3,895         91,844
 ABM Industries, Inc. ..........   4,224        157,344
+ACT Manufacturing, Inc. .......   3,300         36,102
+ACTV, Inc. ....................   9,766         32,521
+ADE Corporation................   1,817         34,523
+ADVO Systems, Inc. ............   4,510        154,017
+AFC Enterprises, Inc. .........   1,600         30,640
 AGCO Corporation...............  15,754        144,149
 AGL Resources Inc. ............  13,030        309,462
+AMC Entertainment Inc. ........   3,600         46,800
 AMCOL International
  Corporation...................   4,783         28,698
 AMCORE Financial, Inc. ........   6,212        149,336
 AMETEK, Inc. ..................   7,884        240,856
+ANADIGICS, Inc. ...............   7,780        178,940
+ANC Rental Corporation.........   9,000         27,000
+ANSYS, Inc. ...................   4,100         76,752
+ANTEC Corporation..............   7,000         86,800
+APAC Customer Services Inc. ...   5,682         18,012
+ARIAD Pharmaceuticals, Inc. ...   7,294         36,981
+AT&T Latin America Corp. (Class
  A)............................  13,000         64,740
+ATMI, Inc. ....................   6,148        184,440
+ATP Oil & Gas Corporation......     300          3,372
+ATS Medical, Inc. .............   5,187         78,116
+AVANIR Pharmaceuticals (Class
  A)............................  12,200         75,640
+AVANT Immunotherapeutics,
  Inc. .........................  13,237         74,789
+AVI BioPharma, Inc. ...........   4,300         33,325
+AXT, Inc. .....................   4,630        123,621
+aaiPharma Inc. ................   1,600         25,104
 Aaron Rents, Inc. .............   3,349         56,933
+Acacia Research Corporation....   3,665         61,902
 Acadia Realty Trust............   6,600         46,068
+Acclaim Entertainment Inc. ....  12,200         59,536
+Accredo Health, Incorporated...   6,202        230,652
+The Ackerley Group, Inc. ......   2,342         26,254
+Aclara Biosciences Inc. .......   7,541         58,518
+Actel Corp. ...................   5,347        131,269
+Action Performance Companies,
  Inc. .........................   3,600         90,000

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Active Power, Inc. ............   6,800   $    113,424
+Activision, Inc. ..............   3,800        149,150
+Actrade Financial Technologies,
  Ltd. .........................   2,100         49,644
+Actuate Corporation............  11,230        107,246
+Adaptec, Inc. .................  22,400        222,656
+Adelphia Business Solutions,
  Inc. .........................   6,729         27,589
+Administaff, Inc. .............   5,358        139,308
+Adolor Corporation.............   7,000        151,200
+Adtran, Inc. ..................   4,500         92,250
+Advanced Digital Information
  Corporation...................  12,534        216,838
+Advanced Energy Industries,
  Inc. .........................   4,394        181,340
 Advanced Marketing Services,
  Inc. .........................   2,181         45,474
+Advanced Neuromodulation
  Systems, Inc. ................   1,200         31,200
+Advanced Tissue Sciences,
  Inc. .........................  14,050         70,250
 Advanta Corp. .................   5,529         88,464
+Aeroflex Incorporated..........  14,364        150,822
+Aether Systems, Inc. ..........   6,200         54,870
+Affiliated Managers Group,
  Inc. .........................   5,318        327,057
+Agile Software Corporation.....   6,700        113,900
 Airborne, Inc. ................  12,743        147,691
+Airgas, Inc. ..................  12,013        142,955
+AirGate PCS, Inc. .............   2,810         64,630
+AirTran Holdings, Inc. ........  12,720        130,380
+Akamai Technologies, Inc. .....  15,300        140,377
+Aksys, Ltd. ...................   3,200         33,248
 Alabama National
  BanCorporation................   2,161         70,124
+Alamosa Holdings, Inc. ........  16,584        270,319
+Alaska Air Group, Inc. ........   6,012        173,747
+Alaska Communications Systems
  Holdings, Inc. ...............   3,874         35,447
+Albany International Corp.
  (Class A).....................   3,553         67,152
+Albany Molecular Research,
  Inc. .........................   5,024        190,962
 Albemarle......................   6,129        142,009
 Alexander & Baldwin, Inc. .....  10,344        266,358
+Alexander's, Inc. .............     367         22,057
 Alexandria Real Estate
  Equities, Inc. ...............   3,156        125,609
+Alexion Pharmaceuticals,
  Inc. .........................   4,209        101,016
 Alfa Corporation...............   9,332        230,500
 Alico, Inc. ...................   1,300         41,678
+Align Technology, Inc. ........   2,200         17,248
+Allen Telecom Inc. ............   6,133         91,995
+Alliance Fiber Optic Products,
  Inc. .........................   1,300          6,175
+Alliance Gaming Corporation....   2,000         78,540
+Alliance Semiconductor
  Corporation...................   6,272         75,389
+Alliant Techsystems Inc. ......   3,418        307,278
+Alloy Online, Inc. ............   2,700         38,637

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Allscripts Healthcare
  Solutions, Inc. ..............   9,059   $     81,531
+Alpha Industries, Inc. ........  10,700        316,185
 Alpharma, Inc. (Class A).......   6,825        185,981
 Ambassadors International,
  Inc. .........................   1,100         27,170
+Amerco.........................   2,351         52,427
+America West Holdings
  Corporation (Class B).........   8,071         80,468
+American Axle & Manufacturing
  Holdings, Inc. ...............   1,817         30,889
 American Capital Strategies,
  Ltd. .........................   5,989        168,051
 American Financial Holdings,
  Inc. .........................   7,172        169,259
 American Greetings Corporation
  (Class A).....................  16,620        182,820
+American Healthways, Inc. .....   1,900         73,188
+American Italian Pasta Company
  (Class A).....................   3,767        174,789
+American Management Systems,
  Incorporated..................  10,000        236,000
+American Medical Systems
  Holdings, Inc. ...............   6,100         93,635
+American Online Latin America,
  Inc. (Class A)................   4,400         39,556
+American Physicians Capital,
  Inc. .........................   3,500         68,250
 American States Water
  Company.......................   2,448         83,232
+American Superconductor
  Corporation...................   4,462        115,120
 American Woodmark
  Corporation...................   1,600         61,472
+AmeriPath, Inc. ...............   5,933        173,837
+Ameristar Casinos, Inc. .......     200          3,200
 Ameron International
  Corporation...................   1,100         73,425
 AmerUs Group Co. ..............   7,200        255,384
 Amli Residential Properties
  Trust.........................   2,840         69,864
+AmSurg Corp. (Series A)........   5,100        150,705
+Amtran, Inc. ..................     200          4,378
+Amylin Pharmaceuticals,
  Inc. .........................  13,425        151,031
 Analogic Corporation...........   1,590         72,424
+Anaren Microwave, Inc. ........   5,085        101,700
 Anchor Bancorp, Inc. ..........   5,064         80,518
+Anchor Gaming..................   3,313        214,086
 Andover Bancorp, Inc. .........   1,731         86,983
+Andrew Corporation.............  19,500        359,775
+Anixter International Inc. ....   6,246        191,752
 Annaly Mortgage Management
  Inc. .........................  11,700        160,407
+AnnTaylor Stores Corporation...   5,794        207,425
+Ansoft Corporation.............     700         11,900
+AnswerThink Consulting Group,
  Inc. .........................  10,219        102,088
 Anthracite Capital, Inc. ......   8,900         98,345
+Antigenics Inc. ...............   3,801         75,070
+Aphton Corporation.............   3,958         86,680

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Apogee Enterprises, Inc. ......   5,600   $     69,944
 Applebee's International,
  Inc. .........................   8,020        160,480
+Applica Incorporated...........   4,522         35,995
 Applied Industrial
  Technologies, Inc. ...........   4,231         80,177
+Applied Innovation Inc. .......   1,000          8,350
+Applied Molecular Evolution....   3,200         39,936
+Apria Healthcare Group Inc. ...   9,662        278,749
 AptarGroup, Inc. ..............   7,748        251,268
+Arbitron Inc. .................   6,539        157,590
 Arch Chemicals, Inc. ..........   4,156         90,725
 Arctic Cat Inc. ...............   3,919         56,826
+Arden Group, Inc. (Class A)....     700         33,600
 Area Bancshares Corporation....   2,715         44,798
+AremisSoft Corporation.........   4,210         68,202
+Arena Pharmaceuticals, Inc. ...   3,900        118,911
 Argonaut Group, Inc. ..........   4,366         87,757
+Argosy Gaming Company..........   5,085        141,160
+Arkansas Best Corporation......   4,740        109,257
+Armor Holdings, Inc. ..........   3,116         46,740
+Armstrong Holdings, Inc. ......   6,616         23,487
 Arnold Industries, Inc. .......   3,916         75,814
+ArQule, Inc. ..................   5,000        108,300
+Array BioPharma Inc. ..........   2,200         20,020
 Arrow Financial Corporation....   2,100         53,025
 Arrow International, Inc. .....   2,354         90,394
+Art Technology Group, Inc. ....  13,000         75,400
+Artesyn Technologies, Inc. ....   8,117        104,709
+ArthroCare Corporation.........   5,165        135,065
 ArvinMeritor, Inc. ............  15,931        266,685
+Ascential Software
  Corporation...................  69,100        403,544
+AsianInfo Holdings, Inc. ......   6,800        134,300
+Aspect Communications
  Corporation...................  10,900         76,191
+Aspect Medical Systems,
  Inc. .........................   2,206         34,193
+Aspen Technology, Inc. ........   7,308        176,854
 Associated Estates Realty
  Corporation...................   2,400         23,184
+Astec Industries, Inc. ........   3,696         63,756
+AstroPower, Inc. ..............   2,700        140,778
+Asyst Technologies, Inc. ......   7,141         96,404
+Atlantic Coast Airlines
  Holdings, Inc. ...............   9,386        281,486
+Atlas Air, Inc. ...............   3,298         46,700
 Atmos Energy Corporation.......   9,664        236,381
+Atrix Laboratories, Inc. ......   4,000         94,800
+Atwood Oceanics, Inc. .........   2,637         92,559
+Audiovox Corporation (Class
  A)............................   4,173         46,320
+August Technology Corp. .......     500          7,140
+Aurora Biosciences
  Corporation...................   5,402        167,462
+Aurora Food Inc. ..............   4,079         22,353
+Auspex Systems, Inc. ..........   9,300         66,402
+Avanex Corporation.............   7,900         76,630
+Avant! Corporation.............   9,048        120,338
+Avatar Holdings Inc. ..........     600         13,800
+Aviall, Inc. ..................   3,200         35,104

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Avici Systems Inc. ............  12,900   $    110,553
+Avid Technology, Inc. .........   5,434         85,314
+Avigen, Inc. ..................   5,189        111,564
 Avista Corporation.............  11,351        226,793
+Avocent Corporation............  10,558        240,195
+Aware, Inc. ...................   4,343         39,087
+Aztar Corporation..............   8,711        105,403
+BARRA, Inc. ...................   2,759        108,015
+BE Aerospace, Inc. ............   7,100        135,255
 BEI Technologies, Inc. ........   3,000         81,030
+BKF Capital Group, Inc. .......     900         29,880
 BMC Industries, Inc. ..........   3,900         23,400
+BOK Financial Corporation......   2,212         59,503
 BRE Properties, Inc. ..........  11,066        335,300
 BSB Bancorp, Inc. .............   2,836         65,370
+BSQUARE Corporation............   4,438         46,643
+Bacou USA, Inc. ...............     754         21,248
 Baldor Electric Company........   5,694        121,681
 Baldwin & Lyons, Inc. (Class
  B)............................   1,551         32,571
 Ball Corporation...............   6,634        315,513
+Bally Total Fitness Holding
  Corporation...................   6,739        199,542
 BancFirst Corporation..........     945         38,036
 BancFirst Ohio Corp. ..........   2,500         56,625
 BancorpSouth, Inc. ............  19,988        339,796
 Bandag, Incorporated...........   2,561         69,915
 Bank Mutual Corporation........   1,600         22,560
 Bank of Granite Corp. .........   3,379         77,717
 BankAtlantic Bancorp, Inc.
  (Class A).....................   6,801         59,101
+BankUnited Financial
  Corporation (Class A).........   4,400         61,820
 Banner Corporation.............   3,200         70,400
 Banta Corporation..............   5,911        173,192
 Barnes Group Inc. .............   3,959         97,787
 Bassett Furniture Industries,
  Incorporated..................   1,400         17,612
 Bay View Capital Corporation...  15,215        113,808
+Beacon Power Corporation.......   8,300         57,270
+Beasley Broadcast Group, Inc.
  (Class A).....................   2,563         43,571
+Beazer Homes USA, Inc. ........   2,300        146,027
+bebe stores, inc...............     840         24,494
 Bedford Property Investors,
  Inc. .........................   3,449         72,257
 Bel Fuse Inc. .................   1,659         55,162
+Belco Oil & Gas Corp. .........   3,168         28,512
 Belden Inc. ...................   5,861        156,782
+Bell Microproducts Inc. .......   4,400         52,624
+Benchmark Electronics, Inc. ...   4,432        107,964
 Berkley (W.R.) Corporation.....   4,556        188,710
 Berry Petroleum Company (Class
  A)............................   3,401         49,315
+Bethlehem Steel Corporation....  35,008         70,716
+Beverly Enterprises, Inc. .....  23,231        248,572
+BioMarin Pharmaceutical
  Inc. .........................   3,848         50,832
+Biopure Corporation............   4,025        106,139

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Bio-Rad Laboratories, Inc.
  (Class A).....................   1,664   $     82,867
+Biosite Diagnostics
  Incorporated..................   3,049        136,595
+BioSphere Medical Inc. ........     200          2,564
+Bio-Technology General
  Corp. ........................  14,624        191,574
+Black Box Corporation..........   4,635        312,214
+Blue Martini Software, Inc. ...   3,500         10,500
 Blyth, Inc. ...................   7,818        201,001
 Bob Evans Farms, Inc. .........   8,414        151,452
+Boca Resorts, Inc. (Class A)...   5,957         87,747
+Bone Care International,
  Inc. .........................   1,810         47,965
 BorgWarner, Inc. ..............   6,292        312,209
+Borland Software Corporation...  12,467        194,485
+Boron, LePore & Associates,
  Inc. .........................   2,600         35,828
+The Boston Beer Company (Class
  A)............................     700          6,034
+Boston Communications Group,
  Inc. .........................   4,300         61,920
 Boston Private Financial
  Holdings, Inc. ...............   3,500         78,400
 Bowne & Co., Inc. .............   7,940         91,310
+Boyd Gaming Corporation........   7,132         41,009
+The Boyds Collection, Ltd. ....  12,619        156,728
 Boykin Lodging Company.........   3,132         40,403
 Brady Corporation..............   3,785        136,752
 Brandywine Realty Trust........   6,151        138,090
+Braun Consulting, Inc. ........   3,079         24,786
 Briggs & Stratton
  Corporation...................   5,159        217,194
+Bright Horizons Family
  Solutions, Inc. ..............   2,611         81,985
+Brightpoint, Inc. .............  13,458         39,028
+Brio Technology, Inc. .........   4,494         32,806
 BriteSmile, Inc. ..............   4,300         45,193
+Brookline Bancorp, Inc. .......   1,981         27,813
+Brooks Automation, Inc. .......   4,222        194,634
 Brown & Brown..................   4,767        200,166
 Brown Shoe Company, Inc. ......   3,960         71,478
+Bruker Daltonics, Inc. ........  10,300        155,221
 Brush Engineered Materials
  Inc. .........................   4,007         64,112
+Buca, Inc. ....................   3,687         80,192
+Buckeye Technologies Inc. .....   5,088         73,267
+The Buckle, Inc. ..............   1,249         23,606
+Building Materials Holding
  Corporation...................   2,100         31,941
 Burlington Coat Factory
  Warehouse Corporation.........   4,317         86,340
+Burnham Pacific Properties,
  Inc. .........................   8,612         41,338
 Bush Industries, Inc. .........   1,896         24,932
 Butler Manufacturing Company...     700         17,500
 C&D Technologies, Inc. ........   5,828        180,668
+CACI International Inc. (Class
  A)............................   2,558        120,226
 CARBO Ceramics Inc. ...........   1,368         50,684

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+CB Richard Ellis Services
  Inc. .........................   2,689   $     42,217
 CBL & Associates Properties,
  Inc. .........................   4,914        150,811
 CBRL Group, Inc. ..............  13,509        228,978
 CCBT Financial Companies
  Inc. .........................   1,600         47,984
+CCC Information Services Group
  Inc. .........................   2,416         14,351
+C-COR.net Corp. ...............   6,834         82,008
+CDI Corp. .....................   2,822         47,946
+CEC Entertainment Inc. ........   6,699        330,596
 CFS Bancorp, Inc. .............   2,800         38,724
 CH Energy Group, Inc. .........   4,052        178,085
+CIBER, Inc. ...................  11,523        107,740
+CIMA Labs Inc. ................   3,500        274,750
 CIRCOR International, Inc. ....   1,300         23,465
 CLARCOR Inc. ..................   5,348        143,594
 CNA Surety Corporation.........   3,186         44,604
+CONMED Corporation.............   3,922        102,168
 CPB Inc. ......................   1,734         51,292
 CPI Corp. .....................   2,233         54,709
+CSFBdirect.....................   4,367         20,743
+CSK Auto Corporation...........   4,334         35,756
+CSS Industries, Inc. ..........   1,576         40,598
 CT Communications, Inc. .......   3,355         62,269
 CTS Corporation................   6,688        137,104
+CUNO Incorporated..............   4,078        122,340
+CV Therapeutics, Inc. .........   3,961        225,777
 CVB Financial Corp. ...........   4,231         81,235
+CYTOGEN Corporation............  20,291        109,571
+Cable Design Technology........  10,552        170,520
 Cabot Industrial Trust.........   8,995        188,895
 Cabot Oil & Gas Corporation
  (Class A).....................   7,172        174,997
+CacheFlow Inc. ................   7,200         35,496
+Cadiz Inc. ....................   6,859         63,171
+Cal Dive International,
  Inc. .........................   7,112        174,955
 Calgon Carbon Corporation......   7,949         62,400
+California Pizza Kitchen,
  Inc. .........................   4,100         95,325
 California Water Service
  Group.........................   3,096         79,412
+Caliper Technologies Corp. ....   4,567         96,135
+Callon Petroleum Company.......   1,655         19,612
 Cambrex Corporation............   5,370        271,615
+Cambridge Technology Partners,
  Inc. .........................  12,797         45,301
 Camden Property Trust..........   8,608        315,914
+Caminus Corporation............   2,543         68,585
 Capital Automotive.............   4,514         81,252
 Capital City Bank Group,
  Inc. .........................   1,382         34,370
 Capitol Federal Financial......   6,766        130,787
 Capitol Transamerica
  Corporation...................   3,100         47,213
+Capstead Mortgage Corporation..   3,555         63,279
 Caraustar Industries, Inc. ....   6,205         57,086
+CardioDynamics International
  Corporation...................   6,132         32,929
+Career Education Corporation...   4,964        297,344

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Carlisle Companies
  Incorporated..................   7,220   $    251,761
 Carpenter Technology
  Corporation...................   4,650        136,198
+Carreker Corporation...........   4,495         96,642
+Carrier Access Corporation.....   2,580         15,454
 Carter-Wallace, Inc. ..........   4,623         89,455
 Cascade Natural Gas
  Corporation...................   3,322         70,759
+Casella Waste Systems, Inc. ...   4,251         53,137
 Casey's General Stores,
  Inc. .........................  10,654        138,502
 Cash America International,
  Inc. .........................   4,719         40,111
+Catalytica Energy Systems,
  Inc. .........................   3,700         80,290
+Catapult Communications
  Corporation...................   1,500         33,750
 Cathay Bancorp, Inc. ..........   1,917        104,841
 The Cato Corporation
  (Class A).....................   4,091         79,856
+Celeritek, Inc. ...............   3,534         52,833
+Cell Genesys, Inc. ............   8,824        180,892
+Cell Pathways, Inc. ...........   6,490         41,082
+Cell Therapeutics, Inc. .......   8,103        223,967
+Centennial Bancorp.............   3,100         25,575
+Centennial Communications
  Corp. ........................   1,526         20,128
 CenterPoint Properties
  Corporation...................   4,964        249,193
 Centex Construction Products,
  Inc. .........................   1,377         44,753
+Centillium Communications,
  Inc. .........................   5,613        138,866
+Centra Software, Inc. .........   5,700         96,843
+Central Coast Bancorp..........   2,100         51,912
 Central Parking Corporation....   3,385         63,300
 Central Vermont Public Service
  Corporation...................   3,600         68,076
 Century Aluminum Company.......   3,668         58,835
+Century Business Services,
  Inc. .........................  21,076        113,810
+Cerus Corporation..............   2,325        168,725
+Champion Enterprises, Inc. ....  12,241        139,303
+Championship Auto Racing Teams,
  Inc. .........................   2,232         35,712
 Charles E. Smith Residential
  Realty, Inc. .................   4,724        236,909
+Charles River Laboratories
  International, Inc. ..........   9,100        309,400
+Charlotte Russe Holding
  Inc. .........................   4,500        120,600
+Charming Shoppes, Inc. ........  23,288        139,728
 Charter Municipal Mortgage
  Acceptance Company............   8,286        132,162
 Chateau Communities, Inc. .....   4,408        138,411
+Cheap Tickets, Inc. ...........   3,302         49,860
+Checkpoint Systems, Inc. ......   7,531        132,546
+The Cheesecake Factory
  Incorporated..................   8,943        253,088
 Chelsea Property Group,
  Inc. .........................   3,442        161,430

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Chemed Corporation.............   2,164   $     78,207
 ChemFirst Inc. ................   3,194         83,683
 Chemical Financial
  Corporation...................   4,632        136,644
 Chesapeake Corporation.........   3,362         83,210
+Chesapeake Energy
  Corporation...................  33,678        229,010
+Chico's FAS, Inc. .............   4,938        146,906
+The Children's Place Retail
  Stores, Inc. .................   2,585         69,278
+Chiles Offshore, Inc. .........   1,000         17,750
+ChipPAC, Inc. .................   8,700         90,828
 Chittenden Corporation.........   5,706        192,007
+Choice Hotels International,
  Inc. .........................   8,599        128,985
+Choice One Communications
  Inc. .........................   1,600         10,784
+Chordiant Software, Inc. ......   6,689         20,736
+Christopher & Banks
  Corporation...................   3,300        107,580
 Church & Dwight Co., Inc. .....   8,783        223,527
 Churchill Downs Incorporated...   1,132         28,391
+Ciphergen Biosystems, Inc. ....   2,700         18,225
+Circuit City Stores, Inc. -
  CarMax Group..................   6,800        108,528
 Citizens Banking Corporation...  11,130        325,553
+Citizens, Inc. ................   2,600         17,784
+City Holding Company...........   5,400         70,524
 CityBank.......................   2,806         75,762
 Claire's Stores, Inc. .........   9,313        180,300
+Clarent Corporation............   6,042         55,526
+Clark/Bardes, Inc. ............   1,500         33,450
+Clayton Williams Energy,
  Inc. .........................   1,938         32,849
 Cleco Corporation..............  10,546        239,922
 Cleveland-Cliffs Inc. .........   2,391         44,234
+Click Commerce, Inc. ..........   3,200         28,800
+Closure Medical Corporation....   1,113         25,566
 Coachmen Industries, Inc. .....   2,507         33,218
 Coastal Bancorp, Inc. .........     500         15,980
 Cobalt Corporation.............     500          3,500
 CoBiz Inc. ....................   1,800         40,950
 Coca-Cola Bottling Co.
  Consolidated..................     187          7,358
+Cognex Corporation.............   7,200        243,720
+Cognizant Technology Solutions
  Corporation...................   2,049         86,980
+Coherent, Inc. ................   6,694        242,122
 Cohu, Inc. ....................   4,769        107,303
+Coinstar, Inc. ................   5,430        120,818
+Coldwater Creek Inc. ..........     898         23,348
+Cole National Corporation
  (Class A).....................   1,600         23,600
+Collins & Aikman Corporation...  18,395        114,049
 The Colonial BancGroup, Inc. ..  27,479        395,148
 Colonial Properties Trust......   3,941        121,383
+Columbia Banking System,
  Inc. .........................   2,000         25,520

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Columbia Laboratories, Inc. ...   6,001   $     48,548
+Comdisco, Inc. ................  31,400         41,762
 The Commerce Group, Inc. ......   5,598        205,950
+Commerce One, Inc. ............  44,800        261,632
 Commercial Bank of New York....     900         28,323
 Commercial Federal
  Corporation...................  12,307        284,292
 Commercial Metals Company......   2,712         86,865
 Commercial Net Lease Realty....   6,175         87,994
 Commonwealth Bancorp, Inc. ....   1,300         23,231
+Commonwealth Telephone
  Enterprises, Inc. ............   2,589        109,385
+CommScope, Inc. ...............  12,400        291,400
 Community Bank System, Inc. ...   1,200         33,600
 Community Banks, Inc. .........   2,200         65,670
 Community First Bankshares,
  Inc. .........................   9,431        216,913
 Community Trust Bancorp,
  Inc. .........................   1,800         43,200
+CompuCredit Corporation........   2,651         29,294
+Computer Network Technology
  Corporation...................   6,154         65,294
+Computerized Thermal Imaging,
  Inc. .........................  12,800         63,360
 CompX International Inc. ......   1,942         23,207
+Comstock Resources, Inc. ......   5,176         53,054
+Conceptus, Inc. ...............   1,000         15,000
+Concord Camera Corp. ..........   7,198         42,468
+Concurrent Computer
  Corporation...................  11,879         83,153
 Conestoga Enterprises, Inc. ...   1,400         41,370
 Connecticut Bancshares,
  Inc. .........................   2,100         54,978
 Connecticut Water Service,
  Inc. .........................   1,600         55,312
+Connetics Corporation..........   8,507         64,483
+Consolidated Freightways
  Corporation...................   2,400         21,504
+Consolidated Graphics, Inc. ...   1,500         25,500
+Constellation 3D, Inc. ........   2,000         11,340
+Conventry Health Care Inc. ....  15,516        313,423
+Convera Corporation............   3,469         17,345
 Cooper Companies, Inc. ........   3,292        169,209
 Cooper Tire & Rubber Company...  14,696        208,683
+CoorsTek, Inc. ................   1,652         61,950
+Copart, Inc. ..................   8,942        261,554
+Copper Mountain Networks,
  Inc. .........................  15,000         61,500
+Corillian Corporation..........   2,528         10,112
+Corinthian Colleges, Inc. .....   1,869         87,974
+Corixa Corporation.............  10,186        173,875
 Corn Products International,
  Inc. .........................   8,519        272,608
 Cornerstone Realty Income
  Trust, Inc. ..................  12,710        147,436

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+The Corporate Executive Board
  Company.......................   8,316   $    349,272
 Corporate Office Properties
  Trust.........................     700          7,000
+Corrections Corporation of
  America.......................   6,626        105,691
 Corus Bankshares, Inc. ........   1,976        119,054
+Corvas International, Inc. ....   7,400         87,172
+CorVel Corporation.............     905         33,711
+Cosine Communications, Inc. ...  19,700         44,128
+Cost Plus, Inc. ...............   5,576        167,280
+CoStar Group Inc. .............   2,650         69,695
 Cousins Properties, Inc. ......   8,540        229,299
+Covad Communications Group,
  Inc. .........................  43,300         43,733
+Covance Inc. ..................  13,928        315,469
+Covansys Corporation...........   4,299         48,579
+Covanta Energy Corporation.....  11,985        221,243
+Covenant Transport, Inc. (Class
  A)............................     500          6,225
 Crawford & Company (Class B)...   8,229        148,122
+Credence Systems Corporation...  12,600        305,424
+Credit Acceptance Corporation..   2,994         23,054
+Crestline Capital
  Corporation...................   3,235        100,544
 Crompton Corporation...........  27,235        296,861
 Crossman Communities, Inc. ....   1,373         54,494
+Crossroads Systems, Inc. ......   3,612         23,442
 Crown American Realty Trust....   3,200         26,720
+Crown Cork & Seal Company,
  Inc. .........................  28,600        107,250
+Crown Media Holdings, Inc.
  (Class A).....................   3,956         73,384
+CryoLife, Inc. ................   4,074        166,667
 Cubic Corporation..............   1,184         37,403
+Cubist Pharmaceuticals,
  Inc. .........................   6,557        249,166
+Cumulus Media Inc. (Class A)...   7,829        106,318
+Curis, Inc. ...................   5,600         27,048
 Curtiss-Wright Corporation.....   1,381         74,160
+Cyberonics, Inc. ..............   5,299         89,553
+Cygnus, Inc. ..................   7,698         78,905
+Cymer, Inc. ...................   7,336        185,527
+DDi Corp. .....................   9,384        187,680
+DIANON Systems, Inc. ..........   1,500         68,250
 DIMON Incorporated.............  11,200        112,000
+DMC Stratex Networks, Inc. ....  18,700        187,000
 DQE, Inc. .....................  14,000        315,000
+DRS Technologies, Inc. ........   3,500         80,430
+DSP Group, Inc. ...............   6,083        130,480
+DUSA Pharmaceuticals, Inc. ....   4,037         57,648
+DVI, Inc. .....................   2,107         37,083
+Daisytek International
  Corporation...................   4,900         77,175
+Daktronics, Inc. ..............   4,000         61,560
+Dal-Tile International Inc. ...  13,330        247,271
 Datascope Corp. ...............   2,763        127,347
+Datastream Systems, Inc. ......   3,919         29,549

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Deb Shops, Inc. ...............     300   $      5,631
+deCODE GENETICS, INC...........   6,200         76,322
+Del Monte Foods Company........   5,949         49,853
+Del Webb Corporation...........   4,067        157,352
+dELiA*s Corp. (Class A)........   7,600         60,800
 Delphi Financial Group, Inc.
  (Class A).....................   3,044        117,194
 Delta and Pine Land Company....   8,484        166,711
+Deltagen, Inc. ................   1,700         15,266
 Deltic Timber Corporation......   2,365         68,112
+Denbury Resources Inc. ........   3,470         32,618
+Dendreon Corporation...........   4,300         71,939
+Dendrite International,
  Inc. .........................   6,769         50,768
 Developers Diversified Realty
  Corporation...................  12,760        234,529
 Diagnostic Products
  Corporation...................   5,128        170,250
 The Dial Corporation...........  22,685        323,261
+DiamondCluster International,
  Inc. (Class A)................   7,211         91,796
+Digene Corporation.............   2,885        117,708
+Digex, Inc. ...................   5,300         68,900
+Digimarc Corporation...........   2,711         65,471
+Digital Generation Systems,
  Inc. .........................   5,800         24,070
+Digital Insight Corporation....   6,730        148,733
+Digital Lightwave, Inc. .......   3,000        110,880
+DigitalThink, Inc. ............   3,245         22,780
+Digitas Inc. ..................   2,009          8,840
 Dillard's, Inc. (Class A)......  15,598        238,181
 Dime Community Bancshares......   2,257         76,557
+Dionex Corporation.............   5,083        169,010
+Direct Focus, Inc. ............   5,009        237,928
+Discount Auto Parts, Inc. .....   1,000         10,850
+Ditech Communications
  Corporation...................   6,800         50,456
+Diversa Corporation............   6,511        132,434
+Divine Inc. (Class A)..........  17,800         37,380
+Dobson Communications
  Corporation (Class A).........   4,900         83,545
+Docent, Inc. ..................   7,600         76,000
+Documentum, Inc. ..............   8,275        106,913
 Dole Food Company, Inc. .......  10,851        206,712
+Dollar Thrifty Automotive
  Group, Inc. ..................   5,633        135,192
 Donaldson Company, Inc. .......   9,371        291,907
 Doral Financial Corporation....   7,930        271,999
 Dover Downs Entertainment,
  Inc. .........................   3,652         56,241
 Downey Financial Corp. ........   4,706        222,406
+The Dress Barn, Inc. ..........   3,534         80,399
 Dreyer's Grand Ice Cream,
  Inc. .........................   4,465        124,573
+Dril-Quip, Inc. ...............   1,501         32,317
+Duane Reade Inc. ..............   2,328         75,660
+DuPont Photomasks, Inc. .......   1,108         53,461

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Dura Automotive Systems,
  Inc. .........................   3,253   $     52,048
+Duramed Pharmaceuticals,
  Inc. .........................   5,700        101,973
+DuraSwitch Industries, Inc. ...     400          6,196
+Durect Corporation.............   3,900         54,600
+Dyax Corp. ....................   5,100         88,893
+Dycom Industries, Inc. ........  10,700        245,351
+Dynacq International, Inc. ....   1,600         30,768
 EDO Corporation................   2,600         41,470
+EEX Corporation................   7,528         21,154
+EGL, Inc. .....................   8,924        155,813
+EMCOR Group, Inc. .............   2,218         80,181
+EMCORE Corporation.............   5,286        162,545
+EPIQ Systems, Inc. ............   1,700         43,673
+ESCO Technologies Inc. ........   3,060         92,259
+ESS Technology, Inc. ..........   6,029         42,203
+EXE Technologies, Inc. ........   6,100         35,746
+E.piphany, Inc. ...............  13,900        141,224
 The Earthgrains Company........  10,241        266,266
+EarthShell Corporation.........   8,256         28,070
 East West Bancorp, Inc. .......   6,080        164,160
 EastGroup Properties, Inc. ....   3,127         70,670
+Echelon Corporation............   5,600        172,256
+Eclipsys Corporation...........  10,333        290,357
+Eden Bioscience Corporation....   3,600         35,964
+Edison Schools, Inc. ..........   5,385        122,993
+Education Management
  Corporation...................   4,471        179,064
+Edwards Lifesciences
  Corporation...................  14,144        372,836
+eFunds Corporation.............  10,381        193,087
+El Paso Electric Company.......  12,370        197,796
+Elantec Semiconductor, Inc. ...   5,363        181,216
 Elcor Corporation..............   5,494        111,254
+Electro Rent Corporation.......   2,553         41,639
+Electro Scientific Industries,
  Inc. .........................   6,497        247,536
+Electroglas, Inc. .............   5,679        100,518
+Electronics Boutique Holdings
  Corp. ........................   2,498         79,312
+Electronics for Imaging,
  Inc. .........................  12,800        377,600
+Elizabeth Arden, Inc. .........   2,700         65,907
+Embarcadero Technologies,
  Inc. .........................   1,730         38,596
+Emex Corporation...............   1,300         14,105
+Emisphere Technologies, Inc. ..   4,082        118,664
 Empire District Electric
  Company.......................   4,191         86,712
+Encompass Services
  Corporation...................  16,592        148,498
+Encore Aquisition Company......     500          5,750
+Encore Wire Corporation........   2,000         23,740
+Endo Pharmaceuticals Holdings,
  Inc. .........................   3,500         34,125
+Endocare, Inc. ................   2,603         41,622
 Energen Corporation............   6,608        182,381
+Energy Conversion Devices,
  Inc. .........................   3,444         96,432

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Energy Partners, Ltd. .........   4,200   $     56,322
 Engineered Support Systems,
  Inc. .........................   1,900         74,461
+Entegris Inc. .................   8,500         97,325
 Entertainment Properties
  Trust.........................   3,520         64,240
+EntreMed, Inc. ................   4,214         67,424
+Entrust Technologies Inc. .....   9,600         68,064
+Enzo Biochem, Inc. ............   5,029        170,986
 Equity Inns Inc. ..............   7,340         71,932
 Equity One, Inc. ..............     100          1,124
+eSPEED, Inc. (Class A).........   3,799         83,578
+Esperion Therapeutics, Inc. ...   5,800         62,350
 Essex Property Trust, Inc. ....   3,424        169,659
+Esterline Technologies
  Corporation...................   4,390         95,483
+Evergreen Resources, Inc. .....   3,596        136,648
+Exact Sciences Corporation.....     300          4,128
+Exar Corporation...............   9,054        178,907
+Excel Technology, Inc. ........   1,992         43,983
+Exelixis, Inc. ................   8,709        165,210
 Exide Corporation..............   6,158         70,817
+Extensity, Inc. ...............   2,640         26,664
+F5 Networks, Inc. .............   4,616         81,103
 F&M Bancorp....................   2,699         80,430
 F&M National Corporation.......   6,857        274,280
 F.N.B. Corporation.............   5,051        149,005
+F.Y.I. Incorporated............   3,553        145,673
 FBL Financial Group, Inc.
  (Class A).....................   2,425         43,650
+FEI Company....................   3,355        137,555
+FLIR Systems, Inc. ............   3,000         75,090
+FSI International, Inc. .......   5,874         74,012
+FTI Consulting, Inc. ..........   2,600         56,680
+Factory 2-U Stores Inc. .......   3,289         96,532
 FactSet Research Systems
  Inc. .........................   4,387        156,616
 Fair, Isaac and Company,
  Incorporated..................   4,228        261,375
+The Fairchild Corporation
  (Class A).....................   3,000         21,030
 Farmer Brothers Co. ...........     171         39,843
 Farmers Capital Bank
  Corporation...................   2,085         84,651
 Fedders Corporation............   5,941         30,893
+Federal Agricultural Mortgage
  Corporation...................   1,500         47,970
 Federal-Mogul Corporation......  14,757         24,939
 Federal Realty Investment
  Trust.........................   9,243        191,700
 Federal Signal Corporation.....  10,907        255,987
 FelCor Lodging Trust Inc. .....   7,770        181,818
 Ferro Corporation..............   7,141        155,745
+FiberCore, Inc. ...............   5,900         38,409
 Fidelity Bankshares, Inc. .....   4,200         60,438
+FileNET Corporation............   8,463        125,252
+Financial Federal
  Corporation...................   2,367         68,525

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Financial Institutions,
  Inc. .........................   1,300   $     29,120
+The Finish Line, Inc. .........   5,200         64,948
 The First American Financial
  Corporation...................  16,156        305,995
 First Bancorp..................   2,200         54,186
 First Busey Corporation........   1,976         42,346
 First Charter Corporation......   6,723        126,056
 First Citizens BancShares, Inc.
  (Class A).....................   1,347        146,150
 First Commonwealth Financial
  Corporation...................  12,770        191,550
 First Community Bancshares,
  Inc. .........................   1,400         43,750
+First Consulting Group,
  Inc. .........................   3,474         25,013
 First Essex Bancorp, Inc. .....   2,100         51,912
 First Federal Capital Corp. ...   2,912         47,174
 First Financial Bancorp........   8,318        142,071
 First Financial Bankshares,
  Inc. .........................   2,606         80,786
 First Financial Corporation....   1,624         78,179
 First Financial Holdings,
  Inc. .........................   2,826         64,998
+First Horizon Pharmaceutical
  Corporation...................   1,600         51,360
 First Indiana Corporation......   1,831         47,661
 First Industrial Realty Trust,
  Inc. .........................   9,913        318,604
 First Merchants Corporation....   2,454         58,724
 First Midwest Bancorp, Inc. ...  10,027        297,301
 First Niagara Financial Group,
  Inc. .........................   2,317         35,983
 First Place Financial Corp. ...   2,600         33,592
+First Republic Bank............   1,900         46,550
 First Sentinel Bancorp Inc.....   6,393         86,753
 Firstbank Corp. ...............   4,486        121,077
+FirstFed Financial Corp. ......   3,700        110,260
 Fisher Communications, Inc.....     800         58,312
+Fisher Scientific International
  Inc. .........................  12,924        374,796
 Flagstar Bancorp, Inc. ........   1,700         35,530
 Fleetwood Enterprises, Inc. ...   7,840        110,387
 Fleming Companies, Inc. .......   9,875        352,538
 Florida East Coast Industries,
  Inc. .........................   5,500        194,700
 Florida Rock Industries,
  Inc. .........................   3,015        141,404
+Flow International
  Corporation...................   1,700         18,360
+Flowers Foods, Inc. ...........   4,100        128,535
+Flowserve Corporation..........   9,114        280,256
 Flushing Financial
  Corporation...................   1,100         26,301
+Foamex International Inc. .....   2,300         17,020
+Focal Communications
  Corporation...................   1,400          3,304
+Footstar, Inc. ................   4,767        163,985
 Forest City Enterprises, Inc.
  (Class A).....................   3,630        199,650
+Forrester Research, Inc. ......   3,562         80,466
+Forward Air Corporation........   4,188        125,431
+Fossil, Inc. ..................   3,625         75,219

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Franchise Finance Corporation
  of America....................  13,424   $    337,077
 Franklin Electric Co., Inc. ...     915         69,449
 Fred's, Inc. ..................   3,166         81,525
+FreeMarkets, Inc. .............   7,400        148,000
 Fremont General Corporation....  13,771         89,511
 Friedman, Billings, Ramsey
  Group, Inc. (Class A).........   5,166         36,162
+Friedman's Inc. (Class A)......   2,200         25,300
+Frontier Airlines, Inc. .......   7,850         96,162
 Frontier Financial
  Corporation...................   3,641        101,948
 Frontier Oil Corporation.......   7,177         95,095
+ftd.com inc....................   3,500         24,780
+FuelCell Energy, Inc. .........   6,026        139,140
+Furniture Brands International,
  Inc. .........................  11,976        335,328
 G&K Services, Inc. (Class A)...   4,916        132,240
 GBC Bancorp....................   2,451         69,976
+GTECH Holdings Corporation.....   6,664        236,639
+Gabelli Asset Management Inc.
  (Class A).....................   1,096         45,100
 Gables Residential Trust.......   5,491        164,455
 Garan, Incorporated............   1,300         44,395
+Gardner Denver Inc. ...........   2,757         56,656
+Gartner Group, Inc. (Class
  A)............................  17,796        195,756
+Gaylord Entertainment
  Company.......................   5,254        151,315
+Genaissance Pharmaceuticals,
  Inc. .........................   3,600         50,544
 GenCorp Inc. ..................   7,460         95,488
+Gene Logic Inc. ...............   6,687        145,777
+Genelabs Technologies, Inc. ...   7,300         15,038
+Genencor International Inc. ...   1,700         27,013
 General Cable Corporation......   8,390        155,634
+General Communication, Inc.
  (Class A).....................   8,239         99,692
+General Semiconductor, Inc. ...   8,541         89,339
+Genesco Inc. ..................   5,638        189,437
+GenesisIntermedia, Inc. .......   3,300         61,875
+The Genlyte Group
  Incorporated..................   2,373         73,349
+Genome Therapeutics Corp. .....   5,994         88,951
+GenRad, Inc. ..................   6,895         41,370
+GenStar Therapeutics
  Corporation...................   1,500         11,100
+Genta Incorporated.............   5,497         73,605
 Gentek, Inc. ..................   1,133          6,005
+Gentiva Health Services,
  Inc. .........................   4,933         88,794
+Genuity Inc. ..................  39,000        121,680
+Genzyme Corporation - Genzyme
  Biosurgery Division...........   6,800         56,236
+Genzyme Molecular Oncology.....   2,800         37,940
+Genzyme Transgenics
  Corporation...................   4,234         42,086
 Georgia Gulf Corporation.......   6,631        102,780
 Gerber Scientific, Inc. .......   4,457         48,804

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 German American Bancorp........   3,100   $     49,104
+Geron Corporation..............   5,266         73,724
+Getty Images, Inc. ............   8,100        212,706
 Getty Realty Corporation.......     800         15,328
 Gibraltar Steel Corporation....   1,312         25,715
 Glacier Bancorp, Inc. .........   2,400         45,600
 Glenborough Realty Trust
  Incorporated..................   4,691         90,536
 Glimcher Realty Trust..........   6,651        119,053
+Global Imaging Systems,
  Inc. .........................     700          7,350
 Global Payments Inc. ..........   8,289        249,499
+Global Sports, Inc. ...........   1,400         11,200
+GlobalSCAPE, Inc. .............     290             --
+GlobeSpan, Inc. ...............  12,100        176,660
 Gold Banc Corporation..........   7,309         56,572
+Golden Telecom, Inc. ..........   1,792         25,088
 The Gorman-Rupp Company........   1,200         28,920
+GoTo.com, Inc. ................   4,723         91,862
 Graco Inc. ....................   7,396        244,068
 Granite Construction
  Incorporated..................   6,876        174,788
 Gray Communications Systems,
  Inc. .........................   3,000         57,120
 Great American Financial
  Resources, Inc. ..............   1,478         26,663
+The Great Atlantic & Pacific
  Tea Company, Inc. ............   5,035         74,518
 Great Lakes REIT, Inc. ........   2,925         53,264
 Great Southern Bancorp,
  Inc. .........................   1,900         49,913
 Greater Bay Bancorp............  10,733        268,110
+Green Mountain Coffee, Inc. ...   1,400         41,832
 Greif Bros. Corporation (Class
  A)............................   2,775         84,221
 Grey Global Group Inc. ........     136         90,440
+Grey Wolf, Inc. ...............  34,284        137,136
+Griffon Corporation............   6,952         76,472
+Group 1 Automotive, Inc. ......   3,627        107,359
+Guess?, Inc. ..................   1,185          7,938
+Guilford Pharmaceuticals
  Inc. .........................   5,536        188,224
+Guitar Center, Inc. ...........   4,656         98,381
+Gulf Island Fabrication,
  Inc. .........................   1,117         16,085
+GulfMark Offshore, Inc. .......     600         18,882
+The Gymboree Corporation.......   7,900         67,150
 H.B. Fuller Company............   3,295        164,420
+H Power Corp. .................   5,100         49,521
 HEICO Corporation (Class A)....   2,126         40,819
+HNC Software Inc. .............   8,332        162,474
 HRPT Properties Trust..........  31,411        305,629
+HS Resources, Inc. ............   3,612        234,058
+Haemonetics Corporation........   5,097        155,458
+Hain Celestial Group, Inc. ....   5,557        122,254
 Hancock Fabrics, Inc. .........   2,400         21,480
 Hancock Holding Company........   1,718         73,788
+Handleman Company..............   5,993        100,383
+Handspring, Inc. ..............   3,300         25,410
 Harbor Florida Bancshares,
  Inc. .........................   4,517         86,501
 Harleysville Group Inc. .......   6,460        192,185

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Harleysville National
  Corporation...................   1,788   $     82,695
 Harman International
  Industries, Incorporated......   7,619        290,208
+Harmonic Inc. .................  14,100        141,000
 Harsco Corporation.............   9,611        260,746
+Harvard Bioscience, Inc. ......   2,500         27,575
 Haverty Furniture Companies,
  Inc. .........................   2,936         43,893
 Hawaiian Electric Industries,
  Inc. .........................   8,369        319,696
+Hayes Lemmerz International,
  Inc. .........................   3,553         22,739
+Headwaters Incorporated........   6,200         99,200
 Health Care REIT, Inc. ........   7,569        179,764
 Healthcare Realty Trust,
  Inc. .........................   9,666        254,216
+HealthExtras, Inc. ............   1,600         15,168
+Heartland Express, Inc. .......   3,576         81,533
+Heidrick & Struggles
  International, Inc. ..........   5,158        104,862
 Helix Technology Corporation...   5,761        175,595
+Hemispherx Biopharma, Inc. ....   2,700         18,900
 Herbalife International, Inc.
  (Class A).....................   5,075         50,699
+Hexcel Corporation.............   4,462         56,890
+hi/fn, inc. ...................   1,925         29,125
+Hibbett Sporting Goods,
  Inc. .........................     600         22,236
 Hickory Tech Corporation.......   3,147         50,352
 Highwoods Properties, Inc. ....  12,840        342,186
 Hilb, Rogal and Hamilton
  Company.......................   3,103        135,756
 Holly Corporation..............   1,300         23,887
+Hollywood Casino Corporation
  (Class A).....................   1,000          7,850
+Hollywood Entertainment
  Corporation...................  11,407         96,503
 Home Properties of New York,
  Inc. .........................   4,731        142,403
 Hooper Holmes, Inc. ...........  13,546        138,169
 Horace Mann Educators
  Corporation...................   9,784        210,845
+Horizon Offshore, Inc. ........   4,276         57,726
+Hot Topic, Inc. ...............   4,636        144,180
+HotJobs.com, Ltd. .............   6,893         62,037
 Houghton Mifflin Company.......   6,115        366,472
+The Houston Exploration
  Company.......................   1,883         58,844
+Hovnanian Enterprises, Inc.
  (Class A).....................   4,000         58,040
 Hudson River Bancorp, Inc. ....   2,800         50,680
 Hudson United Bancorp..........  11,851        302,200
 Hughes Supply, Inc. ...........   5,711        135,065
+Hutchinson Technology
  Incorporated..................   6,053        115,310
+Hydril Company.................   3,600         81,972
+Hyperion Solutions
  Corporation...................   7,712        115,680
+Hyseq, Inc. ...................   3,145         36,167

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+I-many, Inc. ..................   8,500   $    114,750
+I-STAT Corporation.............   3,876         57,132
 IBERIABANK Corporation.........   1,900         56,145
+ICU Medical, Inc. .............   1,000         41,280
 IDEX Corporation...............   7,226        245,684
+IDEXX Laboratories, Inc. ......   7,944        248,250
+IDT Corporation................   3,862         52,137
+IDT Corporation (Class B)......   5,162         56,782
+IDX Systems Corporation........   3,327         39,957
+IGEN International, Inc. ......   3,027         78,702
+IHOP Corp. ....................   3,748        100,634
 IKON Office Solutions, Inc. ...  33,954        332,749
+ILEX Oncology, Inc. ...........   6,802        203,380
 IMC Global Inc. ...............  25,900        264,180
+IMPATH Inc. ...................   4,424        195,983
+IMPCO Technologies, Inc. ......   2,154         76,144
+IMPSAT Fiber Networks Inc. ....   2,453          4,906
+IMRglobal Corp. ...............   7,731         84,500
+INAMED Corporation.............   3,994        113,070
 IRT Property Company...........   5,893         64,175
+ITCA DeltaCom, Inc. ...........  10,967         43,868
+ITT Educational Services,
  Inc. .........................   5,624        253,080
+ITXC Corp. ....................   7,775         54,425
+IVEX Packaging Corporation.....   3,830         72,770
+IXYS Corporation...............   2,295         35,802
+iBasis, Inc. ..................   5,808         29,040
+Identix Incorporated...........   6,030         37,687
+Illumina, Inc. ................   3,500         41,230
+Illuminet Holdings, Inc. ......   6,904        217,131
+Imation Corp. .................   7,988        201,298
+Imatron Inc. ..................  16,572         33,144
+The Immune Response
  Corporation...................   9,879         46,925
+ImmunoGen, Inc. ...............   9,656        193,120
+Immunomedics, Inc. ............   9,419        201,567
+Impax Laboratories, Inc. ......   3,000         36,600
+Incyte Pharmaceuticals,
  Inc. .........................  15,700        384,964
 Independence Community Bank
  Corp. ........................  14,263        281,552
 Independent Bank Corporation
  (Massachusetts)...............   2,955         58,332
 Independent Bank Corporation
  (Michigan)....................   2,100         51,555
+Indus International, Inc. .....   5,772         46,765
+IndyMac Mortgage Holdings,
  Inc. .........................  14,625        391,950
+Inet Technologies, Inc. .......   1,400         11,466
+InFocus Corporation............   9,313        189,892
+Infogrames, Inc. ..............   3,493         26,547
+Information Holdings Inc. .....   4,118        133,011
+Information Resources, Inc. ...   5,400         55,836
+InfoSpace.com, Inc. ...........  55,600        213,504
+infoUSA Inc. ..................   5,561         33,366
 Ingles Markets, Incorporated
  (Class A).....................   3,505         43,111
+Inkine Pharmaceutical Company,
  Inc. .........................   6,200         30,380

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Inktomi Corporation............  27,100   $    259,889
 Innkeepers USA Trust...........   6,763         81,021
+Innovative Solutions and
  Support, Inc. ................   1,000         14,400
+Input/Output, Inc. ............  10,927        138,773
+Insight Enterprises, Inc. .....   8,883        217,633
+Insignia Financial Group,
  Inc. .........................   4,592         56,482
+Insituform Technologies, Inc.
  (Class A).....................   5,232        190,968
+Insmed Incorporated............   6,600         59,334
+Inspire Pharmaceuticals,
  Inc. .........................   4,600         64,400
+Insurance Auto Auctions,
  Inc. .........................   1,965         33,405
 Integra Bank Corporation.......   3,474         86,051
+Integra LifeSciences
  Holdings......................   2,500         54,125
+Integral Systems, Inc. ........   1,800         43,434
+Integrated Circuit Systems,
  Inc. .........................   6,593        126,586
+Integrated Electrical Services,
  Inc. .........................   6,497         63,346
+Integrated Measurement Systems,
  Inc. .........................   1,700         37,315
+Integrated Silicon Solution,
  Inc. .........................   7,085         98,480
+InteliData Technologies
  Corporation...................   9,277         54,734
 Inter-Tel Inc. ................   4,878         58,097
 Interactive Data Corporation...   8,761         78,849
+Interactive Intelligence,
  Inc. .........................     838          9,218
+The InterCept Group, Inc. .....   2,943        111,834
+InterDigital Communications
  Corporation...................  12,847        170,223
 Interface, Inc. ...............  10,786         80,895
+Intergraph Corp. ..............  11,891        183,121
+Interlogix Inc. ...............   4,283        156,329
+Intermagnetics General
  Corporation...................   2,800         90,720
+InterMune Inc. ................   5,497        195,803
+Internap Network Services
  Corporation...................  32,400        105,948
 International Bancshares
  Corporation...................   3,993        167,706
+International Multifoods.......   3,726         77,314
+International Specialty
  Products Inc. ................   2,365         25,069
+Internet Capital Group,
  Inc. .........................  49,700         99,400
+Interneuron Pharmaceuticals,
  Inc. .........................   9,400         79,806
 Interpool, Inc. ...............   2,257         35,435
 Interstate Bakeries
  Corporation...................   7,033        112,528
+InterTAN, Inc. ................   6,294         88,116
+Intertrust Technologies
  Corporation...................  14,188         17,026
+InterVoice-Brite, Inc. ........   7,575         83,325
+Intrado Inc. ..................   2,300         39,491
+IntraNet Solutions, Inc. ......   4,398        167,344
+Intuitive Surgical, Inc. ......   8,100        109,431
 Invacare Corp. ................   4,971        192,030

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Inverness Medical Technology,
  Inc. .........................   6,300   $    233,100
 Investors Real Estate Trust....   3,400         29,920
+Iomega Corporation.............  65,543        156,648
+Ionics, Inc. ..................   4,137        130,315
 Irwin Financial Corporation....   1,848         46,477
+Isis Pharmaceuticals, Inc. ....   8,559        106,046
+Isle of Capri Casinos, Inc. ...   4,579         43,043
+Itron, Inc. ...................   3,800         72,086
+Ixia...........................   9,500        180,500
+J.B. Hunt Transport Services,
  Inc. .........................   3,961         72,328
+J.D. Edwards & Company.........  23,551        333,011
+J&J Snack Foods Corp. .........     700         15,505
+J. Jill Group Inc. ............   3,000         60,750
 The J.M. Smucker Company.......   4,742        123,292
+JAKKS Pacific, Inc. ...........   4,942         92,415
+JDA Software Group, Inc. ......   4,554         75,642
 JDN Realty Corporation.........   6,971         94,806
 JLG Industries, Inc. ..........   9,266        114,435
+JNI Corp. .....................   6,148         86,072
 JP Realty, Inc. ...............   2,098         51,401
+Jack in the Box Inc. ..........   8,820        230,202
 Jeffries Group, Inc. ..........   5,330        172,692
 John H. Harland Company........   6,948        161,888
 John Wiley & Sons, Inc. (Class
  A)............................  10,741        254,025
+Jones Lang Lasalle Inc. .......   6,408         84,586
+Journal Register Co. ..........   6,392        102,911
+K2 Inc. .......................   3,000         34,290
 KB HOME........................   8,574        258,678
+KCS Energy, Inc. ..............   7,600         50,160
 K-Swiss Inc. (Class A).........   2,200         53,086
+K-V Pharmaceutical Company
  (Class B).....................   4,868        163,078
+Kaiser Aluminum Corporation....   5,249         20,891
 Kaman Corp. (Class A)..........   5,352         94,730
+Kana Communications, Inc. .....  39,297         80,165
 Kansas City Life Insurance
  Company.......................   1,342         53,680
+Kansas City Southern
  Industries, Inc. .............  13,100        206,980
 Kaydon Corp. ..................   6,974        178,883
+Keane, Inc. ...................  12,700        279,400
 Keithley Instruments, Inc. ....   1,660         35,358
 Kellwood Co. ..................   5,489        126,796
 Kelly Services, Inc. (Class
  A)............................   3,864         93,702
+Kendle International Inc. .....   1,700         34,068
 Kennametal Inc. ...............   7,326        270,329
+Kenneth Cole Productions, Inc.
  (Class A).....................   2,392         48,199
+Keryx Biopharmaceuticals,
  Inc. .........................   1,900         20,121
+Key Energy Services, Inc. .....  22,373        242,523
+Key Production Company, Inc. ..   4,047         67,383
+Key3Media Group, Inc. .........   6,006         69,730
+Keynote Systems, Inc. .........   6,521         71,405
 Keystone Property Trust........   2,800         37,492

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+kforce.com, Inc. ..............   5,885   $     38,252
 Kilroy Realty Corporation......   5,900        171,690
 Kimball International (Class
  B)............................   8,322        150,628
+Kirby Corporation..............   4,874        120,144
+Knight Transportation, Inc. ...   3,076         63,212
 Koger Equity, Inc. ............   5,548         91,542
+Kopin Corporation..............  16,600        201,524
+Korn/Ferry International.......   8,239        127,704
+Kos Pharmaceuticals, Inc. .....   1,434         56,643
+Kosan Biosciences, Inc. .......   2,100         16,170
 Kramont Realty Trust...........   3,400         46,512
+The Kroll-O'Gara Company.......   2,100         19,866
+Kronos, Inc. ..................   2,825        115,684
+Kulicke and Soffa Industries...  11,524        197,752
 LNR Property Corp. ............   5,290        185,150
 LSI Industries Inc. ...........   1,700         39,763
+LTX Corporation................  11,456        292,815
+La Jolla Pharmaceutical
  Company.......................   6,600         67,650
+La Quinta Properties, Inc. ....  30,927        160,202
 La-Z-Boy Inc. .................  11,567        213,989
+Labor Ready, Inc. .............   9,716         50,912
 Laclede Gas Company............   3,948        100,279
+Ladish Co. ....................   1,800         24,066
 Lakeland Bancorp, Inc. ........   3,600         65,160
 Lancaster Colony Corporation...   6,836        225,451
 Lance, Inc. ...................   5,716         77,166
+Land's End, Inc. ..............   2,995        120,249
 LandAmerica Financial Group,
  Inc. .........................   4,724        150,459
 Landauer, Inc. ................   1,400         42,000
 Landry's Seafood Restaurants...   4,647         78,999
+Landstar System, Inc. .........   2,088        142,026
+Lantronix, Inc. ...............   4,800         49,440
+Large Scale Biology Corp. .....   1,700         12,070
 LaSalle Hotel Properties.......   3,824         68,144
 Lawson Products, Inc. .........   1,147         33,607
+Leap Wireless International,
  Inc. .........................   6,930        209,979
+Learning Tree International,
  Inc. .........................   3,171         72,806
+LeCroy Corporation.............   1,200         30,564
+Legato Systems, Inc. ..........  21,392        341,202
 Lennox International Inc. .....   8,735         95,648
+Lexar Media, Inc. .............  13,600         21,624
+Lexent Inc. ...................   2,600         22,464
+Lexicon Genetics Incorporated..   6,905         86,312
 Lexington Corporate Properties
  Trust.........................   3,742         57,889
 Libbey, Inc. ..................   3,233        128,382
+Liberate Technologies, Inc. ...  25,000        273,750
 The Liberty Corporation........   4,065        162,600
+Liberty Digital, Inc. (Class
  A)............................   6,600         40,194
+Liberty Livewire Corporation
  (Class A).....................   2,536         22,190
+LifePoint Hospitals, Inc. .....   9,269        410,431

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Ligand Pharmaceuticals
  Incorporated (Class B)........  10,471   $    118,322
+Lightbridge, Inc. .............   6,655        129,107
+LightPath Technologies, Inc.
  (Class A).....................   5,619         50,009
 Lincoln Electric Holdings,
  Inc. .........................   7,460        190,230
 Lindsay Manufacturing Co. .....   2,381         45,239
+Linens 'n Things, Inc. ........   8,646        236,209
 Liqui-Box Corporation..........     648         25,253
+Lithia Motors, Inc. (Class
  A)............................     700         11,760
+Littelfuse Inc. ...............   4,378        117,287
+Local Financial Corp. .........   3,500         45,150
+LodgeNet Entertainment
  Corporation...................   2,261         39,567
 Lone Star Steakhouse & Saloon,
  Inc. .........................   5,376         69,834
+Lone Star Technology...........   5,992        216,910
 Longs Drug Stores Corporation..   7,083        152,639
 Longview Fibre Company.........  12,352        152,177
+Loudcloud, Inc. ...............   1,500          4,560
 Louisiana-Pacific
  Corporation...................  25,114        294,587
+Luby's Cafeterias Inc. ........   5,434         53,199
 Lufkin Industries, Inc. .......     700         19,320
+Luminent, Inc. ................     800          3,360
+Luminex Corporation............   3,351         66,986
+Lydall, Inc. ..................   2,500         30,000
+Lynch Interactive
  Corporation...................     700         44,107
 M/I Schottenstein Homes,
  Inc. .........................   1,000         39,500
 MAF Bancorp, Inc. .............   4,899        150,399
+MAXIMUS, Inc. .................   2,404         96,376
+MB Financial Inc. .............   1,900         49,400
+MCSi, Inc. ....................   3,336         50,540
 MDC Holdings, Inc. ............   4,036        142,874
+MEMC Electronic Materials,
  Inc. .........................   8,425         64,451
+MGI Pharma, Inc. ..............   4,783         59,787
+MIPS Technologies, Inc. (Class
  A)............................   9,858        170,543
+MKS Instruments, Inc. .........   4,900        141,120
+MP3.com, Inc. .................   8,820         42,777
+MRO Software, Inc. ............   3,230         51,034
+MRV Communications, Inc. ......  17,245        161,241
+MS Carriers....................   1,552         47,662
+MSC Industrial Direct Co., Inc.
  (Class A).....................   8,600        149,640
+MSC.Software Corp. ............   4,000         75,000
+MTR Gaming Group, Inc. ........   4,900         66,150
 MTS Systems Corporation........   3,900         53,781
 MacDermid, Inc. ...............   4,153         74,754
 Macerich Company...............   7,410        183,768
+MacroChem Corporation..........   6,300         55,944
+Macromedia, Inc. ..............  14,100        253,800
 Madison Gas & Electric Co. ....   3,632        100,970
+Magellan Health Services,
  Inc. .........................   6,300         80,640
+Magna Entertainment Corp.
  (Class A).....................   3,500         22,365

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Magnetek, Inc. ................   3,737   $     46,712
+Magnum Hunter Resources,
  Inc. .........................   5,600         49,840
+Mail-Well, Inc. ...............   7,451         31,667
Main Street Banks, Inc. ........   1,400         24,752
+The Management Network Group,
  Inc. .........................   1,109          6,765
+Manhattan Associates, Inc. ....   3,139        124,775
 The Manitowoc Co., Inc. .......   5,846        172,457
 Manufactured Home
  Communities...................   3,732        104,869
+Manufacturers' Services
  Limited.......................   2,100         12,495
+MapInfo Corporation............   3,597         79,134
 Marcus Corporation.............   4,156         57,976
+Martek Biosciences
  Corporation...................   3,955        112,717
+Martha Stewart Living
  Omnimedia, Inc. (Class A).....   2,009         46,408
+MasTec, Inc. ..................   4,600         60,720
 Mathews International Corp.
  (Class A).....................   3,405        149,709
+Matrix Pharmaceutical, Inc. ...   5,886         61,391
+MatrixOne, Inc. ...............   6,706        155,512
+Mattson Technology, Inc. ......   6,799        118,847
+Maui Land & Pineapple Company,
  Inc. .........................   1,100         28,094
+Maverick Tube Corporation......   7,502        127,159
+Maxim Pharmaceuticals, Inc. ...   4,927         31,089
+Maxwell Technologies, Inc. ....   1,900         42,370
+Maxygen Inc. ..................   6,410        124,354
+McAfee.com Corporation.........   2,054         25,223
 McGrath Rentcorp...............   1,608         38,817
+McMoRan Exploration Co. .......   2,753         41,295
+Measurement Specialties,
  Inc. .........................   1,000         16,750
+Mechanical Technology
  Incorporated..................   4,804         34,637
+The Med-Design Corporation.....   2,100         63,294
 Medallion Financial Corp. .....   3,670         37,618
 Media General, Inc. (Class A)..   3,230        148,580
+The Medicines Company..........   5,200        106,548
+Medis Technologies Ltd. .......   1,300         14,300
+MedQuist Inc. .................   2,475         73,458
+MemberWorks Incorporated.......   2,832         65,532
+The Men's Warehouse, Inc. .....   7,580        209,208
 Mentor Corporation.............   5,634        160,569
+Mercury Computer Systems,
  Inc. .........................   4,649        205,021
+The Meridian Resource
  Corporation...................   6,311         44,177
 Meristar Hospitality Corp. ....   9,637        228,879
+Meritage Corporation...........   1,100         50,600
+Merix Corporation..............   3,700         64,713
+Mesa Air Group, Inc. ..........   8,095         99,973
+Mesaba Holdings, Inc. .........   4,076         37,581

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Mestek, Inc. ..................     100   $      2,305
+MetaSolv, Inc. ................   7,231         57,342
+Metawave Communications
  Corporation...................  10,803         56,068
 Methode Electronics............   9,280         79,808
+Metro One Telecommunications,
  Inc. .........................   2,700        116,766
+Metromedia International Group,
  Inc. .........................  17,734         58,345
+Michael's Stores...............   7,692        315,372
+Micro General Corporation......   1,700         27,880
 MicroFinancial Incorporated....     700         11,347
+Micron Electronics, Inc. ......   9,178         14,593
+Micros Systems, Inc. ..........   4,232         93,104
+Microsemi Corporation..........   3,177        225,567
+MicroStrategy Incorporated.....   9,179         25,701
+Microtune, Inc. ...............   5,800        127,600
+Microvision, Inc. .............   2,636         46,156
+Mid Atlantic Medical Services,
  Inc. .........................  11,455        205,388
 Mid-America Apartment
  Communities, Inc. ............   3,341         85,496
 Mid-Atlantic Realty Trust......   1,900         23,750
 Mid-State Bancshares...........   4,350         79,344
 MidAmerica Bancorp.............   1,508         43,657
 Midas Group, Inc. .............   3,626         45,688
 Middlesex Water Company........   1,700         57,817
 The Midland Company............     929         41,340
+Midway Games Inc. .............   7,174        132,719
 Midwest Banc Holdings, Inc. ...   2,100         46,200
+Midwest Express Holdings.......   2,630         45,630
 Milacron Inc. .................   4,669         73,163
+Millennium Cell Inc. ..........   4,900         51,695
 Millennium Chemicals Inc. .....  15,249        229,497
 Mills Corp. ...................   4,303        105,854
 Mine Safety Appliances
  Company.......................   1,742         59,663
 Minerals Technologies, Inc. ...   4,655        199,793
+Miravant Medical Technologies..   3,257         42,341
 Mission West Properties
  Inc. .........................   2,600         31,460
 Mississippi Valley Bancshares,
  Inc. .........................   1,405         56,059
+Mobile Mini, Inc. .............   3,498        115,364
 Modine Manufacturing Co. ......   5,894        162,557
+Modis Professional Services,
  Inc. .........................  22,003        151,821
+Moldflow Corporation...........     400          6,164
+Molecular Devices Corporation..   4,176         83,729
+Monaco Coach Corporation.......   4,241        140,801
+The Montana Power Company......  26,200        303,920
+Moog Inc. (Class A)............   1,604         62,476
 Movado Group, Inc. ............   1,400         28,280
+Movie Gallery, Inc. ...........   1,800         32,562
+Mueller Industries, Inc. ......   7,443        244,949
+Multex.com Inc. ...............   6,468        105,105
 Myers Industries, Inc. ........   3,564         53,816

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 NACCO Industries, Inc. (Class
  A)............................   1,387   $    108,172
+NATCO Group Inc. (Class A).....     900          7,920
 NBC Capital Corporation........   1,800         53,010
 NBT Bancorp Inc. ..............   4,713         90,961
+NBTY Inc. .....................  11,212        139,477
 NCH Corporation................     508         20,015
+NCI Building Systems, Inc. ....   3,842         70,116
+NCO Group, Inc. ...............   4,340        134,236
+NEON Communications, Inc. .....   1,794         12,540
 NL Industries, Inc. ...........   3,362         46,564
+NMS Communications
  Corporation...................   7,745         54,215
 NN, Inc. ......................   4,100         41,574
+NPC International, Inc. .......   1,770         19,116
+NPS Pharmaceuticals, Inc. .....   6,561        263,752
+NS Group, Inc. ................   4,001         53,413
+NTELOS Inc. ...................   3,493        105,000
 NUI Corporation................   3,992         92,135
+NVR, Inc. .....................   1,694        250,712
+NYFIX, Inc. ...................   5,253        167,833
 NYMAGIC, Inc. .................     100          1,980
+Nabi...........................   8,718         69,221
+Nanogen, Inc. .................   3,080         20,913
+Nanometrics Incorporated.......   2,046         56,238
+Nanophase Technologies
  Corporation...................   1,800         19,890
+NaPro Bio Therapeutics,
  Inc. .........................   4,600         46,920
 Nash-Finch Company.............   3,200         75,520
+National Beverage Corp. .......   2,100         19,425
 National City Bancorporation...   1,300         38,935
 National Data Corporation......   7,662        248,249
 National Golf Properties,
  Inc. .........................   2,923         79,652
+National Health Investors,
  Inc. .........................   4,666         48,060
+National Healthcare
  Corporation...................   1,300         23,010
 National Penn Bancshares,
  Inc. .........................   3,636         73,593
 National Presto Industries,
  Inc. .........................   1,131         33,591
+National Processing, Inc. .....   1,324         37,072
 National Service Industries,
  Inc. .........................   9,802        221,231
+National Western Life Insurance
  Company (Class A).............     462         55,440
 Nationwide Health Properties,
  Inc. .........................  11,094        224,099
 Natures Sunshine Products,
  Inc. .........................   1,500         17,745
+Nautica Enterprises, Inc. .....   6,666        136,186
+Navigant Consulting, Inc. .....   8,423         69,069
+Navigant International,
  Inc. .........................   3,700         51,800
+NeoPharm, Inc. ................   2,000         51,000
+Neose Technologies, Inc. ......   3,099        139,455
+Net.B@nk, Inc. ................   5,935         67,065
+Net2Phone, Inc. ...............   4,218         25,308
+Netegrity, Inc. ...............   5,629        168,870
+NetIQ Corporation..............   9,574        299,570

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+NetRatings, Inc. ..............   1,017   $     14,645
+Netro Corporation..............  10,972         46,521
+NetScout Systems, Inc. ........   2,785         18,102
+Network Peripherals Inc. ......   3,931         45,993
+Network Plus Corp. ............   3,033          8,219
+Neurocrine Biosciences,
  Inc. .........................   5,279        211,107
+Neurogen Corporation...........   3,441         78,971
 New England Business Services,
  Inc. .........................   2,674         51,341
+New Focus, Inc. ...............  11,400         94,050
+New Horizons Worldwide, Inc. ..     800         11,952
 New Jersey Resources
  Corporation...................   4,262        192,642
 New York Community Bancorp,
  Inc. .........................   7,455        280,681
+Newpark Resources, Inc. .......  16,004        177,644
 Newport Corporation............   8,200        217,300
+NewPower Holdings, Inc. .......  12,000        108,000
+Next Level Communications,
  Inc. .........................   3,600         24,300
+NextCard, Inc. ................   7,785         86,024
 Nordson Corporation............   5,573        129,907
+Nortek, Inc. ..................   1,730         54,011
+North American Scientific,
  Inc. .........................   1,200         17,400
 North Pittsburgh Systems,
  Inc. .........................   4,784         76,496
+Northfield Laboratories
  Inc. .........................   1,900         31,141
 Northwest Bancorp, Inc. .......   2,667         28,003
 Northwest Natural Gas
  Company.......................   6,018        149,848
 Northwestern Corporation.......   4,991        111,798
+Novadigm, Inc. ................   3,225         36,281
+Novatel Wireless, Inc. ........   3,000          6,090
+Novavax, Inc. .................   2,200         24,200
+Noven Pharmaceuticals, Inc. ...   5,331        208,975
+Novoste Corporation............   3,948        100,674
+Nu Horizons Electronics
  Corp. ........................   2,300         21,850
 Nu Skin Enterprises, Inc.
  (Class A).....................   9,026         76,721
+Nuance Communications Inc. ....   6,976        125,708
+Nuevo Energy Company...........   4,356         71,003
+Numerical Technologies,
  Inc. .........................   4,009         84,189
+O'Charley's Inc. ..............   4,692         90,931
 ONEOK, Inc. ...................  13,150        259,055
+ONYX Software Corporation......   6,473         51,784
+OPNET Technologies, Inc. ......   1,400         25,018
+OSCA, Inc. ....................   2,300         47,656
+OTG Software, Inc. ............   4,802         33,614
+Oak Technology, Inc. ..........   9,968        105,561
+Oceaneering International,
  Inc. .........................   5,254        109,020
OceanFirst Financial Corp. .....   1,887         48,949
+Octel Corp. ...................   1,600         26,000
+Ocular Sciences, Inc. .........   4,515        114,681
+Ocwen Financial Corporation....   7,465         76,516
+OfficeMax, Inc. ...............  23,983         88,497
+Offshore Logistics, Inc. ......   4,685         89,015
 Oglebay Norton Company.........   1,200         31,656

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Ohio Casualty Corporation......  14,523   $    188,073
+Oil States International,
  Inc. .........................   1,400         12,908
 Old Second Bancorp, Inc. ......   1,800         59,526
 Olin Corporation...............   8,364        142,104
 Omega Financial Corporation....   1,990         64,058
+OmniSky Corporation............     300            600
 Omnova Solutions Inc. .........   7,295         53,108
+On Assignment, Inc. ...........   5,825        104,850
+On Command Corporation.........   1,332          5,994
+ON Semiconductor Corporation...   5,800         26,390
 Oneida Ltd. ...................   3,438         69,895
+Onyx Pharmaceuticals, Inc. ....   5,300         62,911
+Oplink Communications, Inc. ...  30,400        114,000
+Optical Cable Corporation......     534          5,340
+Optical Communication Products,
  Inc. .........................   1,900         20,216
+Option Care, Inc. .............   2,000         30,400
+OraSure Technologies, Inc. ....   7,100         88,750
+Orbital Sciences Corporation...   8,057         31,261
+Orchid Biosciences.............   9,443         72,239
+Oregon Steel Mills, Inc. ......   7,200         61,200
+O'Reilly Automotive, Inc. .....   8,742        250,895
+Organogenesis Inc. ............   7,202         53,295
 Oriental Financial Group
  Inc. .........................   3,392         64,448
 OshKosh B'Gosh, Inc. (Class
  A)............................   2,352         78,204
 Oshkosh Truck Corporation......   3,663        162,088
+Osmonics, Inc. ................   1,400         19,320
 Otter Tail Power Company.......   5,286        146,686
 Overseas Shipholding Group,
  Inc. .........................   6,569        200,617
 Owens & Minor, Inc. ...........   7,990        151,810
+Owens-Illinois, Inc. ..........  34,700        235,266
 Oxford Industries, Inc. .......   2,100         46,200
+P.F. Chang's China Bistro,
  Inc. .........................   2,554         96,797
 P.H. Glatfelter Company........   3,966         56,555
+PAREXEL International
  Corporation...................   6,475        126,262
+PC Connection, Inc. ...........     959         15,344
+PC-Tel, Inc. ..................   3,026         27,869
+PEC Solutions, Inc. ...........     799         17,658
+PECO II, Inc. .................   2,000         13,100
+PETsMART, Inc. ................  26,688        188,150
 PFF Bancorp, Inc. .............   2,344         58,600
+PICO Holdings, Inc. ...........   2,397         35,044
+PLATO Learning, Inc. ..........   2,700         83,565
+PLX Technology, Inc. ..........   5,286         44,878
 PMA Capital Corporation (Class
  A)............................   3,206         57,868
+POZEN Inc. ....................   3,900         58,500
+PRAECIS Pharmaceuticals
  Incorporated..................  11,450        188,238
+PRI Automation, Inc. ..........   6,223        115,281
 PS Business Parks, Inc. .......   2,743         76,804

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+PSS World Medical, Inc. .......  19,196   $    123,430
+PYR Energy Corporation.........   2,300         16,330
 Pacific Capital Bancorp........   5,800        176,610
 Pacific Gulf Properties,
  Inc. .........................   4,517         22,088
 Pacific Northwest Bancorp......   2,608         65,174
+Pacific Sunwear of California,
  Inc. .........................   7,168        160,778
+PacifiCare Health Systems,
  Inc. .........................   7,100        115,730
+Packard BioScience Company.....  13,998        116,183
+Packeteer, Inc. ...............   6,160         77,185
+Pain Therapeutics, Inc. .......   2,700         20,655
+Palm Harbor Homes, Inc. .......   3,802         82,693
 Pan Pacific Retail Properties,
  Inc. .........................   5,028        130,728
+Panera Bread Company (Class
  A)............................   2,100         66,297
+Papa John's International,
  Inc. .........................   4,048        102,617
+Paradigm Genetics, Inc. .......   2,992         26,928
 Park Electrochemical Corp. ....   4,433        117,031
 Park National Corporation......   2,819        288,947
+Parker Drilling Company........  23,018        149,617
+ParkerVision, Inc. ............   2,008         52,509
 Parkway Properties, Inc. ......   1,804         63,591
+Pathmark Stores, Inc. .........   7,800        191,880
 Patina Oil & Gas Corporation...   4,743        125,689
+Paxar Corporation..............   7,899        113,746
+Paxson Communications
  Corporation...................   6,668         89,351
+Pediatrix Medical Group,
  Inc. .........................   4,600        152,720
+Pegasus Communications
  Corporation...................   9,700        218,250
+Pegasus Systems, Inc. .........   5,605         64,738
+Pemstar Inc. ..................   4,700         68,996
 Penn Engineering &
  Manufacturing Corp. ..........   2,256         39,480
+Penn National Gaming, Inc. ....   2,530         64,262
 Penn Virginia Corporation......   2,379         78,269
 PennFed Financial Services,
  Inc. .........................     900         20,790
 Pennsylvania Real Estate
  Investment Trust..............   2,779         68,641
 Pennzoil - Quaker State
  Company.......................  18,975        212,520
 Penton Media, Inc. ............   4,804         84,070
+Penwest Pharmaceuticals Co. ...   2,000         30,980
 People's Bank..................   5,971        139,184
 Peoples Energy Corporation.....   8,792        353,438
 The Peoples Holding
  Company.......................   1,900         62,719
 The Pep Boys - Manny, Moe &
  Jack..........................  12,226        137,298
+Per-Se Technologies, Inc. .....   6,950         56,641
+Peregrine Pharmaceuticals,
  Inc. .........................  26,228         68,980
+Performance Food Group
  Company.......................   9,348        282,590
+Performance Technologies,
  Incorporated..................   1,500         22,500

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Pericom Semiconductor
  Corporation...................   4,943   $     77,704
+Perini Corporation.............   1,200         12,000
+Perot Systems Corporation
  (Class A).....................  14,552        263,391
+Perrigo Company................  15,425        257,443
+PetroQuest Energy, Inc. .......   6,900         48,300
+Pharmaceutical Resources,
  Inc. .........................   3,800        116,622
+Pharmacopeia, Inc. ............   5,801        139,224
+Pharmacyclics, Inc. ...........   3,600        122,040
+Pharmos Corporation............  10,200         38,250
+Philadelphia Consolidated
  Holding Corp. ................   2,258         78,533
 Philadelphia Suburban
  Corporation...................  10,776        274,788
 Phillips-Van Heusen
  Corporation...................   5,421         78,062
+Phoenix Technologies Ltd. .....   5,514         80,504
+Photon Dynamics, Inc. .........   3,437         92,799
+Photronics, Inc. ..............   5,820        149,341
+PictureTel Corporation.........  10,600         59,360
 Piedmont Natural Gas Company,
  Inc. .........................   7,694        273,291
 Pier 1 Imports, Inc. ..........  23,189        266,673
 Pilgrim's Pride Corporation....   2,869         36,006
+Pinnacle Entertainment,
  Inc. .........................   4,482         32,943
+Pinnacle Holdings Inc. ........  12,200         73,322
+Pinnacle Systems, Inc. ........  10,591         64,076
 Pioneer-Standard Electronics,
  Inc. .........................   6,633         84,902
 Pitt-Des Moines, Inc. .........     700         24,150
 Pittston Brink's Group.........  12,397        276,329
+Pixelworks, Inc. ..............   5,214        186,348
+Plains Resources Inc. .........   4,450        106,800
+Planar Systems Inc. ...........   2,800         72,520
+Plantronics, Inc. .............   8,459        195,826
+Playboy Enterprises, Inc. .....   3,141         50,790
+Playtex Products, Inc. ........   5,776         61,803
+Plexus Corporation.............   9,906        326,898
 Polaris Industries, Inc. ......   5,613        257,075
+Polaroid Corporation...........  14,121         36,715
+PolyMedica Corporation.........   3,057        123,808
 PolyOne Corporation............  20,155        209,814
+Pomeroy Computer Resources,
  Inc. .........................   1,400         21,000
 Pope & Talbot, Inc. ...........   3,344         43,171
 Port Financial Corp. ..........   2,400         48,600
+Portal Software, Inc. .........  21,200         87,556
+Possis Medical, Inc. ..........   4,800         57,840
 Post Properties, Inc. .........   9,700        367,145
 Potlatch Corporation...........   6,785        233,472
+Powell Industries, Inc. .......   1,900         57,000
+Power Integrations, Inc. ......   6,297         98,233
+Powerwave Technologies, Inc. ..  13,500        195,750
+Pre-Paid Legal Services,
  Inc. .........................   4,064         89,408
 Prentiss Properties Trust......   7,429        195,383
 Presidential Life
  Corporation...................   5,074        113,658

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Presstek, Inc. ................   7,376   $     88,512
+Price Communications
  Corporation...................  11,697        236,162
+Priceline.com Incorporated.....  21,400        193,670
+PriceSmart, Inc. ..............     716         31,146
+Prima Energy Corporation.......   2,974         71,644
 Prime Group Realty Trust.......   1,383         18,670
+Prime Hospitality Corp. .......  10,800        127,980
+Private Media Group, Inc. .....   2,417         22,720
+Prize Energy Corporation.......     389          7,508
+ProAssurance Corporation.......   3,585         61,841
+ProBusiness Services, Inc. ....   3,691         97,996
+Prodigy Communications
  Corporation (Class A).........   4,242         24,137
+Professional Detailing,
  Inc. .........................   1,721        158,332
+The Profit Recovery Group
  International, Inc. ..........   9,638        110,451
+Progenics Pharmaceuticals,
  Inc. .........................   1,500         28,665
+Progress Software
  Corporation...................   7,082        114,728
 Promistar Financial Corp. .....   3,311         79,464
+ProQuest Company...............   3,624        112,344
 Prosperity Bancshares, Inc. ...     700         16,751
+Proton Energy Systems, Inc. ...   8,700        104,400
 Provident Bancorp, Inc. .......   1,400         27,342
 Provident Bancshares
  Corporation...................   6,407        159,791
+Province Healthcare Company....   7,454        263,052
+Proxim, Inc. ..................   7,162        100,984
 Public Service Company of New
  Mexico........................   9,372        300,935
 Pulitzer Inc. .................   2,027        107,026
+Puma Technology, Inc. .........   8,803         26,409
+Pure Resources, Inc. ..........   3,181         57,258
+Purina Mills, Inc. ............   1,700         40,800
+QRS Corporation................   3,043         50,514
 Quaker Chemical Corporation....   1,100         20,900
+Quaker City Bancorp, Inc. .....   1,400         41,258
+Quaker Fabric Corporation......   3,800         38,950
 Quanex Corporation.............   3,275         84,821
+Quicksilver Resources Inc. ....   2,600         46,800
+Quiksilver, Inc. ..............   4,959        123,975
 Quixote Corporation............   2,000         57,140
 R & G Financial Corporation
  (Class B).....................   3,060         49,113
+R.H. Donnelley Corporation.....   7,283        233,056
+RARE Hospitality International,
  Inc. .........................   5,618        126,967
+RCN Corporation................   7,000         38,430
+REMEC, Inc. ...................  11,569        143,456
 RFS Hotel Investors, Inc. .....   6,991        110,388
 RGS Energy Group Inc. .........   8,282        310,575
 RLI Corp. .....................   1,595         71,647
+ROHN Industries, Inc. .........   2,000          9,500
 RPC, Inc. .....................   2,601         36,934
 RPM, Inc. .....................  24,581        226,145
+RTI International Metals,
  Inc. .........................   4,013         61,198
+Radiant Systems, Inc. .........   3,554         57,290

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+RadiSys Corporation............   3,242   $     74,080
+RailAmerica, Inc. .............   5,000         57,100
+Rainbow Technologies, Inc. ....   5,438         30,398
+Ralcorp Holdings, Inc. ........   7,213        135,172
+Rambus Inc. ...................  18,800        231,428
+Range Resources Corporation....  13,400         80,400
 Raymond James Financial,
  Inc. .........................   9,031        276,349
 Rayonier Inc. .................   6,538        303,690
+Rayovac Corporation............   4,907        104,568
+Read-Rite Corporation..........  26,800        138,020
 Realty Income Corporation......   6,518        192,672
 Reckson Associates Realty
  Corporation...................   8,708        200,284
+Recoton Corporation............   1,600         27,720
+Red Hat, Inc. .................   6,400         25,600
 Redwood Trust, Inc. ...........     600         13,650
 Regal-Beloit Corporation.......   4,566         94,973
 Regency Centers Corporation....   5,586        141,884
+Regeneration Technologies,
  Inc. .........................   4,200         36,960
+Regeneron Pharmaceuticals,
  Inc. .........................   6,236        216,077
+Regent Communications, Inc. ...   4,071         48,811
 Regis Corporation..............   8,089        169,788
+Register.com, Inc. ............   5,291         81,958
+RehabCare Group, Inc. .........   3,395        163,639
 Reliance Steel & Aluminum
  Co. ..........................   4,047        102,187
+Remedy Corporation.............   6,572        228,706
+Remington Oil & Gas
  Corporation...................   4,600         87,400
+Renaissance Learning, Inc. ....   1,914         96,829
+Renal Care Group, Inc. ........  11,302        371,723
+Rent A Center Inc. ............   1,900         99,940
+Rent-Way, Inc. ................   5,603         61,073
 Republic Bancorp Inc. .........  10,084        140,168
 Republic Bancorp, Inc. (Class
  A)............................   3,100         40,300
+Republic Bancshares, Inc. .....   2,000         33,760
+Research Frontiers
  Incorporated..................   2,745         74,115
+ResortQuest International,
  Inc. .........................   2,800         32,200
 Resource America, Inc. (Class
  A)............................   4,700         61,570
+Resources Connection, Inc. ....   2,000         51,680
+Respironics, Inc. .............   8,157        242,752
+Revlon, Inc. (Class A).........   3,414         24,751
+Ribozyme Pharmaceuticals,
  Inc. .........................   1,986         19,860
 Richmond County Financial
  Corp. ........................   5,725        214,802
+Rigel Pharmaceuticals, Inc. ...   4,900         41,650
 Riggs National Corporation.....   3,564         60,552
+Right Management Consultants,
  Inc. .........................   2,000         52,200
+Rightchoice Managed Care,
  Inc. .........................     900         39,960
 Riviana Foods Inc. ............   1,372         24,902

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Roadway Express, Inc. .........   3,476   $     82,625
 Roanoke Electric Steel
  Corporation...................   1,800         31,428
 Robbins & Myers, Inc. .........   1,412         39,818
+The Robert Mondavi Corporation
  (Class A).....................   2,331         94,499
 Rock-Tenn Company (Class A)....   2,380         29,155
+Rogers Corporation.............   3,255         86,257
 Rollins, Inc. .................   3,760         74,862
 Roper Industries, Inc. ........   7,007        292,542
+Rosetta Inpharmatics, Inc. ....   5,800         89,900
+Roxio, Inc. ...................   4,582         59,566
 Royal Bancshares of
  Pennsylvania, Inc. (Class
  A)............................   1,700         31,450
 Ruby Tuesday, Inc. ............  15,392        263,203
 Ruddick Corporation............   7,292        123,599
+Rudolph Technologies, Inc. ....   2,073         97,431
+Rural Cellular Corporation
  (Class A).....................   1,626         73,658
 Russ Berrie and Company,
  Inc. .........................   2,188         64,327
 Russell Corporation............   6,003        101,991
+Ryan's Family Steak Houses,
  Inc. .........................   7,335         89,854
 Ryder System, Inc. ............  12,609        247,136
 Ryerson Tull, Inc. ............   5,092         68,691
 The Ryland Group, Inc. ........   3,476        175,886
 S&T Bancorp, Inc. .............   5,693        153,711
 S.Y. Bancorp, Inc. ............     900         30,600
+S1 Corporation.................  14,600        204,400
+SBA Communications
  Corporation...................   8,853        219,112
+SBS Technologies, Inc. ........   3,949         74,715
+SCM Microsystems, Inc. ........   3,726         38,750
+SCP Pool Corporation...........   3,622        124,742
 SCPIE Holdings Inc. ...........   2,098         42,380
+SEACOR SMIT Inc. ..............   4,119        192,522
 SEMCO Energy, Inc. ............   4,353         65,295
+SERENA Software, Inc. .........   3,763        136,747
+SIPEX Corporation..............   5,161         77,879
+SITEL Corporation..............  13,404         21,446
 SJNB Financial Corp. ..........   1,000         43,240
 SJW Corp. .....................     458         39,159
 SL Green Realty Corp. .........   5,032        152,520
 SLI, Inc. .....................   4,243         35,005
+SONICblue Incorporated.........  19,407         64,043
+SPS Technologies, Inc. ........   2,281        108,119
+SPSS Inc. .....................   2,343         37,043
+SRI/Surgical Express, Inc. ....     900         27,369
+STERIS Corporation.............  15,594        312,660
+Saba Software, Inc. ...........   6,518        106,960
+Safeguard Scientifics, Inc. ...  26,400        135,696
+Saga Communications, Inc.
  (Class A).....................   1,547         36,726
+Sage, Inc. ....................   3,400         52,700
+Salem Communications
  Corporation (Class A).........   2,169         47,458

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Salton, Inc. ..................   1,980   $     35,244
+Sanchez Computer Associates,
  Inc. .........................   2,699         35,762
 Sanderson Farms, Inc. .........     100          1,267
 Sandy Spring Bancorp, Inc. ....   2,314         74,511
+Sangamo Biosciences, Inc. .....   1,700         24,888
+SangStat Medical Corporation...   4,804         78,690
 Santander BanCorp..............   1,235         24,144
+Sapient Corporation............  17,900        174,525
+SatCon Technology
  Corporation...................   3,013         31,486
 Sauer-Danfoss, Inc. ...........   2,466         23,304
 Saul Centers, Inc. ............   2,467         46,602
 Sawtek Inc. ...................   7,600        178,828
+ScanSource, Inc. ..............   1,600         75,872
 Schawk, Inc. ..................     800          8,160
+Scholastic Corporation.........   6,576        295,920
+School Specialty, Inc. ........   4,136        106,916
 Schuler Homes, Inc. (Class A)..   6,000         81,240
 Schweitzer-Manduit
  International, Inc. ..........   3,595         84,842
+SciClone Pharmaceuticals,
  Inc. .........................   7,719         45,002
+Scientific Games Corporation
  (Class A).....................   1,700         10,013
+Scios Inc. ....................   9,500        237,595
+The Scotts Company (Class A)...   3,664        151,873
 Seaboard Corporation...........      12          2,495
+SeaChange International,
  Inc. .........................   4,622         83,335
 Seacoast Banking Corporation of
  Florida (Class A).............   1,300         45,552
 Seacoast Financial Services
  Corporation...................   5,565         90,431
+Seattle Genetics, Inc. ........     500          3,050
 Second Bancorp, Incorporated...   2,800         64,120
+Secure Computing Corporation...   7,372        115,814
+SeeBeyond Technology
  Corporation...................   6,027         72,324
+Seitel, Inc. ..................   5,849         76,622
+Select Medical Corporation.....   1,600         32,000
+Selectica, Inc. ...............   2,243          9,600
 Selective Insurance Group,
  Inc. .........................   5,925        158,079
+Semitool, Inc. ................   3,713         44,296
 Senior Housing Properties
  Trust.........................   2,714         35,282
 Sensient Technologies
  Corporation...................  11,611        238,258
+Sensormatic Electronics
  Corporation...................  18,999        322,983
+Sequa Corporation (Class A)....   1,106         50,323
+Sequenom Inc. .................   4,489         62,846
+Serologicals Corporation.......   4,700        100,298
+ShopKo Stores, Inc. ...........   5,898         42,937
+Shuffle Master, Inc. ..........   4,600         96,600
 Shurgard Storage Centers, Inc.
  (Class A).....................   7,220        225,625

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Sierra Health Services,
  Inc. .........................   7,500   $     52,500
 Sierra Pacific Resources.......  19,688        314,811
+SignalSoft Corporation.........   3,200         36,800
+Silgan Holdings Inc. ..........   1,700         29,852
+Silicon Graphics, Inc. ........  46,974         65,294
+Silicon Image, Inc. ...........   8,976         44,880
+Silicon Laboratories Inc. .....   1,500         33,150
+Silicon Storage Technology,
  Inc. .........................  17,100        173,223
+Silicon Valley Bancshares......  10,697        235,334
 Simmons First National
  Corporation (Class A).........   1,300         43,420
+Simplex Solutions, Inc. .......   1,200         27,264
+Simpson Manufacturing Co.,
  Inc. .........................   1,633         98,797
+Sinclair Broadcast Group, Inc.
  (Class A).....................   7,332         75,520
+Sirius Satellite Radio Inc. ...  10,332        125,947
+Skechers U.S.A., Inc. (Class
  A)............................   4,155        121,451
+SkillSoft Corporation..........   1,200         41,100
 Skyline Corporation............   1,519         41,317
+Smart & Final Inc. ............   2,844         31,284
+Sola International Inc. .......   4,600         64,906
+Somera Communications, Inc. ...   6,274         44,922
+Sonic Automotive, Inc. ........   6,148        117,427
+Sonic Corp. ...................   5,504        174,642
+SonicWALL, Inc. ...............   9,066        228,554
+SonoSite, Inc. ................   2,115         41,031
+Sorrento Networks Corporation..   3,877         46,446
+Sotheby's Holdings, Inc. (Class
  A)............................   5,624         90,715
 The South Financial Group,
  Inc. .........................   9,366        176,830
 South Jersey Industries,
  Inc. .........................   2,797         87,127
 Southern Peru Limited..........   4,460         55,081
+Southern Union Company.........   6,893        140,617
+Southwest Bancorporation of
  Texas, Inc. ..................   6,650        200,896
 Southwest Gas Corporation......   6,976        165,192
 Southwest Securities Group,
  Inc. .........................   3,595         74,417
+Southwestern Energy Company....   6,066         74,309
 Sovran Self Storage, Inc. .....   2,404         65,797
+Spanish Broadcasting System,
  Inc. (Class A)................  10,248         84,136
+Spartan Stores, Inc. ..........   5,500         88,330
+Spartech Corporation...........   3,078         74,334
+Specialty Laboratories,
  Inc. .........................   1,500         56,775
+Spectra-Physics Lasers,
  Inc. .........................     690         15,967
+SpectraLink Corporation........   4,333         56,372
+Spectrasite Holdings, Inc. ....  14,800        107,152
+Spectrian Corporation..........   3,400         54,400
+SpeechWorks International
  Inc. .........................   6,400        100,480
+Speedway Motorsports, Inc. ....   2,755         69,454
+Spherion Corporation...........  12,652        113,235

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Spiegel, Inc. (Class A)........   4,950   $     47,867
+Spinnaker Exploration
  Company.......................   4,311        171,836
 Springs Industries, Inc. (Class
  A)............................   2,786        122,863
+Sports Resorts International,
  Inc. .........................   2,000         24,440
 St. Francis Capital
  Corporation...................   1,100         24,035
 St. Mary Land & Exploration
  Company.......................   7,344        171,556
+Stamps.com Inc. ...............   8,382         31,433
 Standard Commercial
  Corporation...................   1,700         29,002
+Standard Microsystems
  Corporation...................   2,960         52,984
 Standard Motor Products,
  Inc. .........................     600          7,980
 Standard Pacific Corp. ........   6,313        146,146
 The Standard Register
  Company.......................   3,179         58,812
 Standex International
  Corporation...................   2,585         61,006
+Stanford Microdevices, Inc. ...   1,525         25,772
+Stanley Furniture Company,
  Inc. .........................     700         18,830
+Star Scientific, Inc. .........   8,376         24,374
+StarBase Corporation...........  13,824         50,458
+StarMedia Network, Inc. .......   8,914         16,580
+StarTek, Inc. .................   1,440         32,544
 State Auto Financial
  Corporation...................   2,312         37,894
 Staten Island Bancorp, Inc. ...   7,316        203,751
+Station Casinos, Inc. .........   7,921        126,736
+The Steak n Shake Company......   4,328         40,034
+Steel Dynamics, Inc. ..........   6,022         75,275
+Stein Mart, Inc. ..............   5,977         61,802
+Steinway Musical Instruments,
  Inc. .........................     700         12,355
 Stepan Company.................     955         25,021
+Stericycle, Inc. ..............   3,492        163,949
 Sterling Bancorp...............   1,400         42,840
 Sterling Bancshares, Inc. .....   5,313        101,903
 Sterling Financial
  Corporation...................   2,000         46,300
+Steve Madden, Ltd. ............   2,591         47,338
+Stewart & Stevenson Services,
  Inc. .........................   6,324        208,692
+Stewart Enterprises, Inc.
  (Class A).....................  22,988        167,812
+Stewart Information Services
  Corporation...................   2,522         49,154
+Stillwater Mining Company......   9,225        269,831
+Stone Energy Corporation.......   5,119        226,772
+Stoneridge, Inc. ..............   2,387         25,660
 Storage USA, Inc. .............   4,080        146,880
+Stratos Lightwave, Inc. .......  14,506        188,578
 Strayer Education, Inc. .......   1,681         81,949
 The Stride Rite Corporation....  10,070         85,595

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Structural Dynamics Research
  Corporation...................   7,906   $    193,697
 The Student Loan Corporation...     996         69,471
 Sturm, Ruger & Company,
  Inc. .........................   4,715         46,207
 Suffolk Bancorp................   1,100         49,302
+Suiza Foods Corporation........   6,096        323,698
 Summit Properties Inc. ........   5,765        154,675
 Sun Communities, Inc. .........   3,628        128,250
+Sunrise Assisted Living,
  Inc. .........................   4,628        121,485
+Sunrise Telecom Incorporated...   3,000         17,850
+SuperGen, Inc. ................   4,768         70,233
+Superior Energy Services,
  Inc. .........................  10,389         82,073
 Superior Industries
  International, Inc. ..........   4,529        173,461
+Supertex, Inc. ................   1,919         23,680
+Support.com, Inc. .............   3,900         25,155
+SureBeam Corporation (Class
  A)............................   2,200         37,664
+SurModics, Inc. ...............   2,967        174,460
 Susquehanna Bancshares, Inc. ..   8,623        175,478
+Swift Energy Company...........   5,451        164,239
+Swift Transportation Co.,
  Inc. .........................  11,143        214,614
+Sybron Dental Specialties,
  Inc. .........................   7,700        157,773
+Sykes Enterprises,
  Incorporated..................   6,368         70,048
+Sylvan Learning System,
  Inc. .........................   7,186        174,620
+SymmetriCom, Inc. .............   6,411         93,857
+Symyx Technologies.............   5,738        150,852
+Syncor International
  Corporation...................   5,106        158,286
+Synplicity, Inc. ..............   1,900         19,019
+Syntel, Inc. ..................     883          6,799
+Syntroleum Corporation.........   5,187         47,150
+Systems & Computer Technology
  Corporation...................   7,079         64,065
 TALX Corporation...............   2,200         87,890
+TBC Corporation................   2,500         23,950
+TETRA Technologies, Inc. ......   3,400         83,130
+THQ Inc. ......................   5,066        259,683
+TRC Companies, Inc. ...........   1,500         60,255
+TTM Technologies, Inc. ........   1,700         14,960
+Take-Two Interactive Software,
  Inc. .........................   7,984        148,103
 Tanger Factory Outlet Centers,
  Inc. .........................   1,948         44,804
+Tanox, Inc. ...................   5,300        167,215
+Targeted Genetics Corporation..   8,626         56,069
 Taubman Centers, Inc. .........   6,907         96,698
+Techne Corporation.............   9,900        321,750
 Technitrol, Inc. ..............   6,687        173,862
 Tecumseh Products Company
  (Class A).....................   3,744        185,328
+Tejon Ranch Co. ...............   1,115         30,384
+Teledyne Technologies
  Incorporated..................   7,174        109,045

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+TeleTech Holdings, Inc. .......   8,500   $     76,415
+Telik, Inc. ...................   5,200         51,220
 Tennant Company................   2,216         88,640
+Terayon Communication Systems,
  Inc. .........................  16,500        100,980
+Terex Corporation..............   5,743        121,752
+Terra Industries, Inc. ........   6,100         23,790
+Terremark Worldwide, Inc. .....  31,751         48,579
+Tesoro Petroleum Corporation...   7,465         94,059
+Tetra Tech, Inc. ..............   9,130        248,336
+Texas Biotechnology
  Corporation...................   9,196         77,062
 Texas Industries, Inc. ........   4,963        170,678
 Texas Regional Bancshares, Inc.
  (Class A).....................   3,635        146,454
+Theragenics Corporation........   8,118         90,678
+Therma-Wave Inc. ..............   4,339         82,745
+Thermo Fibertek Inc. ..........   1,350          3,915
+Third Wave Technologies........     900          9,297
 Thomas & Betts Corporation.....  13,900        306,773
 Thomas Industries Inc. ........   3,099         91,421
 Thor Industries, Inc. .........   1,551         51,136
+Thoratec Laboratories
  Corporation...................   7,347        114,246
 Thornburg Mortgage, Inc. ......   4,200         65,142
+Three-Five Systems, Inc. ......   4,656         83,715
 The Timken Company.............  11,917        201,874
+The Titan Corporation..........  11,400        261,060
+Titan Pharmaceuticals, Inc. ...   5,949        178,529
+Titanium Metals Corporation....   3,700         37,000
+TiVo Inc. .....................   5,394         29,667
+Toll Brothers, Inc. ...........   5,593        219,861
+Tollgrade Communications,
  Inc. .........................   3,241         92,369
+Tom Brown, Inc. ...............   8,588        206,112
 Tompkins Trustco, Inc. ........   1,200         47,400
+Too Inc. ......................   6,952        190,485
+The Topps Company, Inc. .......  10,618        124,124
 The Toro Company...............   3,035        136,423
+Tower Automotive, Inc. ........   9,105         93,326
 Town & Country Trust...........   3,414         69,646
+Tradestation Group Inc. .......   2,600         13,780
+Trammell Crow Company..........   5,076         56,090
+Trans World Entertainment
  Corporation...................   6,435         61,197
+Transaction Systems Architects,
  Inc. (Class A)................   8,499        131,735
+Transgenomic, Inc. ............   3,600         68,400
+Transkaryotic Therapies,
  Inc. .........................   5,114        150,607
+TransMontaigne Inc. ...........   5,985         34,713
+TranSwitch Corporation.........  19,200        206,400
 Tredegar Corporation...........   3,851         73,747
+Trendwest Resorts, Inc. .......     895         20,943
+Trex Company, Inc. ............   1,409         27,123
+Triad Guaranty Inc. ...........   1,576         63,040

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Triangle Pharmaceuticals,
  Inc. .........................   6,406   $     29,980
+Triarc Companies, Inc. ........   3,120         81,744
+Trico Marine Services, Inc. ...   5,923         63,021
+Trikon Technologies, Inc. .....   1,600         22,400
+Trimble Navigation Limited.....   5,838        113,783
+Trimeris, Inc. ................   4,046        202,583
 Trinity Industries, Inc. ......   8,880        182,040
+Tripath Technology Inc. .......   2,700         23,868
+TriQuint Semiconductor,
  Inc. .........................  19,300        434,250
+Triumph Group, Inc. ...........   4,135        202,615
+The TriZetto Group, Inc. ......   4,508         41,699
+TriPath Imaging, Inc. .........   6,500         64,415
+Tropical Sportswear Int'l
  Corporation...................     400          8,324
 Troy Financial Corporation.....     200          3,652
 The Trust Company of New
  Jersey........................   4,080        138,720
 TrustCo Bank Corp NY...........  13,650        182,228
 Tucker Anthony Sutro
  Corporation...................   4,113         90,486
+Tuesday Morning Corporation....   1,972         26,129
+Tularik Inc. ..................   4,095        105,774
 Tupperware Corporation.........  12,547        293,976
+Turnstone Systems, Inc. .......   8,700         60,900
+Tweeter Home Entertainment
  Group, Inc. ..................   4,030        142,259
+U.S. Concrete, Inc. ...........   2,400         19,128
+U.S. Industries, Inc. .........  17,139         70,270
+U.S. Physical Therapy, Inc. ...   1,650         26,351
 U.S. Restaurant Properties,
  Inc. .........................   3,200         47,776
+U.S.B. Holding Co., Inc. ......   2,602         39,681
+UCAR International Inc. .......   9,844        117,636
 UCBH Holdings, Inc. ...........   4,992        151,507
 UGI Corporation................   6,487        175,149
+UICI...........................   9,185        117,109
 UIL Holdings Corporation.......   3,123        151,747
 UMB Financial Corporation......   3,501        150,543
 UNB Corp. .....................   3,400         62,900
+UNOVA, Inc. ...................  10,610         72,997
+URS Corporation................   3,598         97,146
+US Oncology, Inc. .............  22,725        202,025
+US Unwired Inc. (Class A)......   8,200         87,002
+USEC Inc. .....................  18,259        153,923
 USFreightways Corporation......   6,313        186,234
+USG Corporation................  11,700         49,374
+USinternetworking, Inc. .......   4,300          5,160
+UbiquiTel Inc. ................   8,900         67,640
+Ulticom, Inc. .................   1,940         65,572
+Ultimate Electronics, Inc. ....   2,357         76,414
+Ultratech Stepper, Inc. .......   5,190        133,123
 Umpqua Holdings Corporation....   4,700         60,207
+Unifi, Inc. ...................  12,135        103,148
 UniFirst Corporation...........   1,100         20,900
+Unigraphics Solution Inc. .....   1,483         47,085
+Uniroyal Technology
  Corporation...................   3,273         27,821

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 UniSource Energy Corporation...   7,844   $    180,177
+Unit Corporation...............   7,708        122,172
+United Auto Group, Inc. .......   1,231         21,543
 United Bankshares, Inc. .......   9,993        267,812
 United Community Financial
  Corp. ........................   7,908         68,800
 United Dominion Realty Trust,
  Inc. .........................  24,376        349,796
 United Fire & Casualty
  Company.......................   1,000         29,220
 United Industrial
  Corporation...................   2,000         33,500
 United National Bancorp........   3,091         70,104
+United Natural Foods, Inc. ....   2,774         58,115
+United Stationers, Inc. .......   7,479        236,037
+United Television, Inc. .......     811        102,186
+United Therapeutics
  Corporation...................   3,577         47,753
+UnitedGlobalCom Inc. (Class
  A)............................  18,000        155,700
+Universal Access, Inc. ........   8,541         52,954
+Universal American Financial
  Corp. ........................   7,500         46,575
+Universal Compression Holdings,
  Inc. .........................   2,026         57,538
 Universal Corporation..........   6,551        259,813
+Universal Display
  Corporation...................   2,907         56,977
+Universal Electronics Inc. ....   4,042         72,756
 Universal Forest Products,
  Inc. .........................   2,134         48,015
 Universal Health Realty Income
  Trust.........................   2,900         62,640
+Urban Outfitters, Inc. ........     700          7,518
+UroCor, Inc. ..................   2,900         45,385
+Urologix, Inc. ................   3,100         56,761
+V.I. Technologies, Inc. .......     400          5,140
+VA Linux Systems, Inc. ........   4,700         16,450
+VISX, Incorporated.............  12,165        235,393
+Vail Resorts, Inc. ............   1,864         34,857
+Valence Technology, Inc. ......   6,852         44,058
+Valentis, Inc. ................   6,886         43,038
 Valhi, Inc. ...................   1,722         22,300
 Valmont Industries, Inc. ......   2,958         53,836
+Value City Department Stores,
  Inc. .........................   2,592         29,808
 Value Line, Inc. ..............     400         16,888
+ValueVision International, Inc.
  (Class A).....................   6,074        132,110
+Vans, Inc. ....................   4,283        100,651
+Varian Inc. ...................   7,459        240,926
+Varian Semiconductor Equipment
  Associates, Inc. .............   7,786        327,012
+Vasomedical, Inc. .............  12,195         52,682
+VaxGen, Inc. ..................   2,432         46,208
+Vastera, Inc. .................   3,700         52,540
 Vector Group Ltd. .............   2,965         94,732
+Veeco Instruments Inc. ........   5,935        235,916
+Ventana Medical Systems,
  Inc. .........................   2,480         78,120

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Ventas, Inc. ..................  14,553   $    159,355
+Ventiv Health, Inc. ...........   4,413         91,084
+Veritas DGC Inc. ..............   7,564        209,901
+Verity, Inc. ..................   7,216        143,959
+Versicor, Inc. ................   4,000         50,160
+VerticalNet, Inc. .............  13,300         33,117
 Vesta Insurance Group, Inc. ...   7,200         78,840
+ViaSat, Inc. ..................   3,670         87,640
+Viasystems Group, Inc. ........  13,073         39,350
+Vical Incorporated.............   4,570         63,889
+Vicor Corporation..............   4,796         78,175
+VidaMed, Inc. .................   9,800         59,290
+Viewpoint Corporation..........   7,741         65,799
 Vintage Petroleum, Inc. .......  11,683        218,472
+Vion Pharmaceuticals, Inc. ....   5,100         44,982
+Virage Logic Corporation.......   1,500         23,235
+Virata Corporation.............  11,000        130,350
+ViroPharma Incorporated........   4,000        136,000
+Visual Networks, Inc. .........   8,286         72,503
 Vital Signs, Inc. .............   1,454         48,055
+Vitria Technology, Inc. .......  14,700         50,568
+Volt Information Sciences,
  Inc. .........................   1,559         27,283
+Vysis, Inc. ...................   1,100         27,720
 W Holding Company, Inc. .......   5,685         73,905
 WD-40 Company..................   3,723         97,170
+WESCO International, Inc. .....   3,958         36,018
+WFS Financial Inc. ............   2,082         64,022
 WGL Holdings Inc. .............  11,167        302,737
+W-H Energy Services, Inc. .....   5,000         95,000
+WJ Communications, Inc. .......   1,900          8,835
+WMS Industries Inc. ...........   4,411        141,902
 WPS Resources Corporation......   6,341        223,520
 WSFS Financial Corporation.....   2,900         49,880
 Wabash National Corporation....   5,566         67,349
 Wabtec Corporation.............   5,841         87,615
+The Wackenhut Corporation
  (Class A).....................   2,906         50,129
+Wackenhut Corrections
  Corporation...................   1,100         14,410
 Wallace Computer Services,
  Inc. .........................   9,141        151,192
 Walter Industries, Inc. .......   7,219         85,906
 Washington Real Estate
  Investment Trust..............   7,965        188,293
 Washington Trust Bancorp,
  Inc. .........................   2,200         48,422
+Waste Connections, Inc. .......   6,865        247,140
+WatchGuard Technologies,
  Inc. .........................   6,059         62,105
 Watsco, Inc. ..................   4,037         56,922
+Watson Wyatt & Company
  Holdings......................   2,700         63,126
 Watts Industries, Inc. (Class
  A)............................   3,720         63,054
 Wausau - Mosinee Paper
  Corporation...................  11,166        143,930
+Wave Systems Corp. (Class A)...  11,983         64,349
 Waypoint Financial Corp. ......   7,200         90,360

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+WebEx Communications, Inc. ....   4,400   $    117,304
+webMethods, Inc. ..............   5,200        110,136
+Websense, Inc. ................   4,525         90,500
 Weingarten Realty Investors....   6,760        296,426
 Wellman, Inc. .................   7,177        128,468
 Werner Enterprises, Inc. ......   6,690        162,233
 WesBanco, Inc. ................   3,963         99,432
 West Coast Bancorp.............   2,700         34,209
 West Pharmaceutical Services,
  Inc. .........................   2,422         65,394
 Westamerica Bancorporation.....   8,156        320,123
 Westcorp.......................   2,141         45,389
+Western Digital Corporation....  42,641        168,432
 Western Gas Resources, Inc. ...   4,713        153,644
+Western Multiplex Corporation
  (Class A).....................   9,100         62,517
 WestPoint Stevens Inc. ........   5,600          7,616
+Westport Resources
  Corporation...................   5,200        109,200
+The Wet Seal, Inc. (Class A)...   2,700         93,447
 Whitney Holding Corporation....   6,320        296,408
+Wild Oats Markets, Inc. .......   4,882         50,822
+Wilson Greatbatch Technologies,
  Inc. .........................   1,400         40,600
+Wilsons The Leather Experts
  Inc. .........................   3,231         59,935
 Winnebago Industries, Inc. ....   3,514        108,056
 Winston Hotels, Inc. ..........   4,700         49,209
 Wintrust Financial
  Corporation...................   2,200         54,670
+Wireless Facilities, Inc. .....   6,600         42,900
+Wisconsin Central
  Transportation Corporation....  10,732        179,546
+Wit Soundview Group, Inc. .....  13,972         25,569
+Witness Systems, Inc. .........   2,000         21,980
 Wolverine Tube, Inc. ..........   1,891         31,334
+Wolverine World Wide, Inc. ....  10,857        194,015
 Woodhead Industries, Inc. .....   2,111         35,887
 Woodward Governor Company......   1,893        159,675
+World Acceptance Corporation...   1,200         11,052
+World Wrestling Federation
  Entertainment, Inc. ..........   2,767         38,185
 Worthington Industries,
  Inc. .........................  16,181        220,062
+Wyndham International, Inc. ...  32,161         80,403
 X-Rite, Incorporated...........   3,417         30,206
+XM Satellite Radio Holdings
  Inc. (Class A)................   3,707         60,053
+XO Communications, Inc. (Class
  A)............................  65,500        125,760
+XTRA Corporation...............   2,559        126,926
+Xanser Corporation.............   4,600         33,718
+Xicor, Inc. ...................   6,100         67,527
+Xybernaut Corporation..........  13,074         62,755
+The Yankee Candle Company,
  Inc. .........................   2,983         56,647
+Yellow Corporation.............   5,921        112,381

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 York International
  Corporation...................   9,239   $    323,550
+Young Broadcasting Inc. (Class
  A)............................   3,492        117,261
+Zale Corporation...............   7,872        265,286
+Zebra Technologies Corporation
  (Class A).....................   6,377        313,238
 Zenith National Insurance
  Corp. ........................   1,637         44,199
+ZixIt Corporation..............   3,543         32,418
+Zoll Medical Corporation.......   2,572         70,601
+Zomax Incorporated.............   6,864         61,158
+Zoran Corporation..............   4,525        134,483
+Zygo Corporation...............   3,095         68,864
                                           ------------
    TOTAL COMMON STOCKS - 91.3%
      (COST - $196,063,964).....            201,604,161
                                           ------------
SHORT-TERM OBLIGATIONS -
COMMERCIAL PAPER*
  Citicorp, 4.10% due 7/02/2001
  (Face Amount - $10,003,000)...             10,000,722
  General Electric Capital
  Corp., 4.10% due 7/02/2001
  (Face Amount - 2,000,000).....              1,999,544
  General Motors Acceptance
  Corp., 4.13% due 7/02/2001
  (Face Amount - 10,648,000)....             10,645,557
                                           ------------
    TOTAL SHORT-TERM
      OBLIGATIONS - 10.3%
      (COST - $22,645,823)......             22,645,823
                                           ------------
TOTAL INVESTMENTS - 101.6%
  (COST - $218,709,787).........            224,249,984
VARIATION MARGIN ON FINANCIAL
  FUTURES
  CONTRACTS(**) - 0.2%..........                467,522
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (1.8%)...............             (3,885,260)
                                           ------------
NET ASSETS - 100.0%.............           $220,832,246
                                           ============

---------------

* Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.

** Financial futures contracts purchased as of June 30, 2001 were as follows:

   NUMBER OF
   CONTRACTS      ISSUE      EXPIRATION DATE     VALUE
   ---------      -----      ---------------     -----
      86       Russell 2000  September 2001   $21,951,500
                                              -----------
        (Total Contract Price - $21,606,346)  $21,951,500
                                              ===========

+   Non-income producing security.

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments, at value (identified cost - $218,709,787)...                 $224,249,984
   Cash on deposit for financial futures contracts..........                    2,037,000
   Receivables:
       Securities sold......................................  $55,103,863
       Contributions........................................      746,748
       Variation margin.....................................      467,522
       Dividends............................................      189,561
       Investment adviser...................................        7,310      56,515,004
                                                              -----------
   Prepaid expenses and other assets........................                      136,250
                                                                             ------------
       TOTAL ASSETS.........................................                  282,938,238
                                                                             ------------
LIABILITIES
   Payables:
       Securities purchased.................................   59,961,866
       Withdrawals..........................................    1,786,317      61,748,183
                                                              -----------
   Accrued expenses and other liabilities...................                      357,809
                                                                             ------------
       TOTAL LIABILITIES....................................                   62,105,992
                                                                             ------------
NET ASSETS..................................................                 $220,832,246
                                                                             ============
NET ASSETS CONSIST OF
   Partners' capital........................................                 $214,946,895
   Unrealized appreciation on investments - net.............                    5,885,351
                                                                             ------------
NET ASSETS..................................................                 $220,832,246
                                                                             ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of $869 foreign withholding tax)..........              $ 1,179,354
   Interest and discount earned.............................                  408,780
                                                                          -----------
       TOTAL INCOME.........................................                1,588,134
                                                                          -----------
EXPENSES
   Professional fees........................................  $ 45,061
   Custodian fees...........................................    34,851
   Accounting services......................................    31,705
   Investment advisory fees.................................    10,157
   Trustees' fees and expenses..............................     1,773
   Printing and shareholder reports.........................        79
   Other....................................................     1,325
                                                              --------
       Total expenses before reimbursement..................   124,951
   Reimbursement of expenses................................   (12,580)
                                                              --------
       TOTAL EXPENSES AFTER REIMBURSEMENT...................                  112,371
                                                                          -----------
INVESTMENT INCOME - NET.....................................                1,475,763
                                                                          -----------
REALIZED & UNREALIZED GAIN ON INVESTMENTS - NET:
   Realized gain from investments - net.....................                1,317,933
   Change in unrealized appreciation/depreciation on
     investments - net......................................               11,971,156
                                                                          -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........              $14,764,852
                                                                          ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              FOR THE SIX     FOR THE YEAR
                                                              MONTHS ENDED       ENDED
                                                                JUNE 30,      DECEMBER 31,
                                                                  2001            2000
                                                              ------------    ------------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Investment income - net.................................  $ 1,475,763     $  2,865,223
    Realized gain on investments - net......................    1,317,933        9,314,776
    Change in unrealized appreciation/depreciation on
      investments - net.....................................   11,971,156      (18,718,547)
                                                              ------------    ------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS............................................   14,764,852       (6,538,548)
                                                              ------------    ------------
NET CAPITAL CONTRIBUTIONS:
    Increase in net assets derived from net capital
      contributions.........................................   36,823,562       60,983,219
                                                              ------------    ------------
TOTAL INCREASE IN NET ASSETS................................   51,588,414       54,444,671
NET ASSETS:
    BEGINNING OF PERIOD.....................................  169,243,832      114,799,161
                                                              ------------    ------------
    END OF PERIOD*..........................................  $220,832,246    $169,243,832
                                                              ============    ============
*Undistributed investment income - net......................  $ 7,935,467     $  6,459,704
                                                              ============    ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Small Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

  A.  Valuation of investments

     Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

  B.  Derivative financial instruments

     The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

  Financial futures contracts

     The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

  Options

     The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received). Written and purchased options are non-income producing investments.

  C.  Income taxes

     The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

  D.  Security transactions and investment income

     Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

  E.  Security loans

     The Series receives compensation in the form of fees, or it retains a portion of the interest on the investment of any cash received as collateral. The Series also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Series.

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

     FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the six months ended June 30, 2001, FAM earned fees of $10,157, all of which were waived. FAM also reimbursed the Series for additional expenses of $2,423.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

     Merrill Lynch Trust Company, an indirect, wholly-owned Subsidiary of ML & Co., is the Series' Custodian.

     Prior to January 1, 2001, FAM provided accounting services to the Series at its cost and the Series reimbursed FAM for these services. FAM continues to provide certain accounting services to the Series. The Series reimburses FAM at its cost for such services. For the six months ended June 30, 2001, the Series reimbursed FAM an aggregate of $11,035 for the above-described services. The Series entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Series. The Series pays a fee for these services. Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3.   INVESTMENTS

     Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2001 were $91,871,345 and $63,312,010, respectively.

     Net realized gains for the six months ended June 30, 2001 and net unrealized gains as of June 30, 2001 were as follows:

                                                              REALIZED    UNREALIZED
                                                               GAINS        GAINS
                                                             ----------   ----------
Long-term investments......................................  $  685,644   $5,540,197
Financial futures contracts................................     632,289      345,154
                                                             ----------   ----------
Total......................................................  $1,317,933   $5,885,351
                                                             ==========   ==========

     As of June 30, 2001, net unrealized appreciation for Federal income tax purposes aggregated $5,540,197, of which $25,396,861 related to appreciated securities and $19,856,664 related to depreciated securities. At June 30, 2001, the aggregate cost of investments for Federal income tax purposes was $218,709,787.

4.   SHORT-TERM BORROWINGS

     On December 1, 2000, the Series, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the facility during the six months ended June 30, 2001.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following ratios have been derived from information provided in the financial statements.

                                            FOR THE SIX           FOR THE YEAR ENDED           FOR THE PERIOD
                                            MONTHS ENDED             DECEMBER 31,             APRIL 9, 1997+ TO
                                              JUNE 30,      -------------------------------     DECEMBER 31,
                                                2001          2000        1999       1998           1997
                                            ------------    --------    --------    -------   -----------------
                                            (UNAUDITED)
RATIOS TO AVERAGE NET ASSETS:
    Expenses, net of reimbursement........          11%*         .09%        .14%       .17%           .18%*
                                              ========      ========    ========    =======        =======
    Expenses..............................          12%*         .13%        .17%       .28%           .29%*
                                              ========      ========    ========    =======        =======
    Investment income - net...............        1.45%*        1.90%       1.83%      1.46%          1.78%*
                                              ========      ========    ========    =======        =======
SUPPLEMENTAL DATA:
    Net assets, end of period (in
      thousands)..........................    $220,832      $169,244    $114,799    $83,831        $95,745
                                              ========      ========    ========    =======        =======
    Portfolio turnover....................       34.23%        50.51%      51.20%     48.16%         16.45%
                                              ========      ========    ========    =======        =======

---------------

*   Annualized.

+   Commencement of operations.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
SCHEDULE OF INVESTMENTS
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
AUSTRALIA
AMP Limited......................    2,226   $   24,875
Amcor Limited....................    1,262        4,245
Australian Gas Light Company
  Limited........................      979        4,218
BHP Billiton Limited (a).........    3,679       19,907
Boral Limited....................    1,506        2,201
Brambles Industries Limited......      509       12,414
Broken Hill Proprietary Company
  Limited........................    3,454       18,234
CSR Limited......................    2,249        8,113
Coles Myer Limited...............    2,833        9,096
Commonwealth Bank of
  Australia......................    2,487       43,153
Computershare Limited............    1,277        3,990
Foster's Brewing Group Limited
  (a)............................    8,450       23,528
General Property Trust...........    3,085        4,358
James Hardie Industries
  Limited........................    6,681       17,998
Lend Lease Corporation Limited...    3,095       19,736
M.I.M. Holdings Limited..........    6,779        4,133
National Australia Bank
  Limited........................    2,947       52,486
The News Corporation Limited.....    6,405       58,641
The News Corporation Limited
  (Preferred)....................    3,857       30,905
Normandy Mining Limited..........    2,684        1,691
OneSteel Limited.................      790          369
Origin Energy Limited............    1,479        2,254
Paperlinx Limited................      420          866
QBE Insurance Group Limited......    1,352        8,113
Rio Tinto Limited................      666       11,553
Santos Limited...................    1,916        6,318
Southcorp Limited................    1,802        6,966
TABCORP Holdings Limited.........    1,097        5,295
Telstra Corporation Limited......   13,550       37,040
WMC Limited......................    2,364       11,507
Westfield Trust..................    4,616        7,876
Westpac Banking Corporation
  Limited........................    5,345       39,265
Woolworths Limited...............    2,462       13,760
                                             ----------
TOTAL INVESTMENTS IN AUSTRALIA
  (COST - $552,071) - 3.0%.......               515,104
                                             ----------
AUSTRIA
Austria Tabakwerke AG............       13          908
Austrian Airlines/Osterreichische
  Luftverkehr....................      197        1,901
BBAG Oesterreichische Brau-
  Beteiligungs AG................       64        2,341
BWT AG...........................       67        1,900
Boehler-Uddeholm AG..............       73        2,719
Flughafen Wien AG................       41        1,328
Mayr-Melnhof Karton AG...........       65        2,877
OMV AG...........................       57        4,777
Oesterreichische
  Elektrizitaetswirtschafts-AG
  "Verbund" "A'..................       52        4,314
RHI AG...........................       59        1,149
VA Technologie AG................       85        2,738

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
Wienerberger
  Baustoffindustrie AG...........      136   $    2,303
                                             ----------
TOTAL INVESTMENTS IN AUSTRIA
  (COST - $35,574) - 0.2%........                29,255
                                             ----------
BELGIUM
Agfa Gevaert NV..................      222        3,195
Delhaize "Le Lion" SA............      136        8,042
Electrabel SA....................      115       22,704
Fortis 'B'.......................    1,509       36,409
Groupe Bruxelles Lambert SA......      275       15,412
Interbrew........................      398       10,648
KBC Bancassurance Holding........      628       22,330
Solvay SA........................      200        9,905
UCB SA...........................      339       11,781
                                             ----------
TOTAL INVESTMENTS IN BELGIUM
  (COST - $174,900) - 0.8%.......               140,426
                                             ----------
DENMARK
A/S Dampskibsselskabet Svendborg
  'B'............................        1        8,983
Bang & Olufsen Holding
  A/S 'B'........................       72        1,662
Carlsberg A/S 'B'................      133        5,566
D/S 1912 'B'.....................        2       13,873
Danisco A/S......................      171        6,261
Danske Bank......................    1,598       28,711
Falck A/S........................       15        1,714
ISS A/S (a)......................      108        6,325
NKT Holding A/S..................       70          955
Navision Software A/S (a)........       46          978
Novo Nordisk A/S 'B'.............      785       34,724
Novozymes A/S 'B'................      208        4,340
TDC A/S..........................      478       17,231
Vestas Wind Systems A/S..........      242       11,283
William Demant A/S (a)...........       48        1,337
                                             ----------
TOTAL INVESTMENTS IN DENMARK
  (COST - $153,180) - 0.8%.......               143,943
                                             ----------
FINLAND
Finnlines Oyj....................       53          943
Instrumentarium Corporation......       51        1,438
Kone Corporation 'B'.............       67        4,623
Metso Oyj........................      401        4,447
Nokia Oyj (Series A).............    9,284      210,408
Outokumpu Oyj....................      327        2,644
Pohjola Group Insurance
  Corporation 'B'................      102        1,982
Raisio Group PLC.................      360          430
Sampo Insurance Company Ltd.
  "A'............................      800        6,807
Sonera Oyj.......................    1,574       12,273
Stonesoft Oyj (a)................      141          304
Tietoenator Oyj..................      210        4,676
UPM-Kymmene Oyj..................      572       16,169
Wartsila Oyj 'B'.................      154        3,096
                                             ----------
TOTAL INVESTMENTS IN FINLAND
  (COST - $506,908) - 1.5%.......               270,240
                                             ----------

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
FRANCE
Accor SA.........................      788   $   33,256
Air Liquide......................      174       24,998
Alcatel..........................    1,902       39,773
Aventis SA.......................    1,408      112,407
Axa..............................    3,768      107,343
Banque Nationale de Paris
  (BNP)..........................      776       67,536
Bouygues SA......................      630       21,292
Cap Gemini SA....................      228       16,600
Carrefour SA.....................    1,288       68,151
Casino Guichard Perrach
  (Warrants) (c).................       12           60
Casino Guichard Perrach
  (Warrants) (c).................       12           69
Club Mediterranee SA.............       20        1,103
Coflexip.........................       13        1,882
Compagnie Generale des
  Etablissements Michelin 'B'....      297        9,396
Compagnie de Saint Gobain........      163       22,148
Dassault Systemes SA.............      137        5,280
Etablissements Economiques du
  Casino Guichard-
  Perrachon SA...................      357       30,118
France Telecom SA................    1,762       83,983
Groupe Danone....................      438       60,108
L'Oreal SA.......................    1,218       78,626
LVMH (Louis Vuitton Moet
  Hennessy)......................      893       44,983
Lafarge SA (Ordinary)............      259       22,146
Lagardere S.C.A..................      268       12,615
PSA Peugeot Citroen (a)..........      158       42,898
Pechiney SA "A'..................      196        9,956
Pernod Ricard....................      108        7,571
Pinault-Printemps-Redoute SA.....      332       48,063
Publicis SA......................      737       17,845
STMicroelectronics NV............    1,563       54,253
Sagem SA (New Shares)............       49        2,406
Sanofi-Synthelabo SA.............    1,398       91,725
Schneider SA.....................      301       16,640
Societe Generale 'A'.............    1,168       69,169
Societe Generaled'
  Entreprises SA.................      282       17,965
Sodexho Alliance SA..............      713       33,290
Suez SA..........................    1,815       58,390
Thomson CSF......................      333       12,058
Total Fina SA 'B'................    1,482      207,521
Usinor SA........................      607        6,367
Valeo SA.........................      180        7,267
Vivendi Universal SA.............    1,573       91,688
Vivendi Universal SA (ADR)(b)....      360       20,880
                                             ----------
TOTAL INVESTMENTS IN FRANCE
  (COST - $2,101,465) - 9.6%.....             1,679,825
                                             ----------
GERMANY
Adidas-Salomon AG................      107        6,555
Allianz AG (Registered Shares)...      460      134,258
BASF AG..........................    1,086       42,844

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
Bayer AG.........................    1,642   $   64,432
Bayerische Hypo-und Vereinsbank
  AG.............................    1,237       61,159
Beiersdorf AG....................      160       16,729
Buderus AG.......................      238        5,440
Daimler Chrysler AG..............    1,949       89,514
Deutsche Bank AG (Registered
  Shares)........................    1,321       94,658
Deutsche Lufthansa AG (Registered
  Shares)........................    1,197       18,859
Deutsche Telekom AG (Registered
  Shares)........................    5,929      135,125
Dresdner Bank AG (Registered
  Shares)........................    1,291       58,965
E.On AG..........................    1,304       67,784
EM.TV & Merchandising AG (a).....      267          484
Epcos AG.........................      257       13,992
Fresenius Medical Care AG........      121        8,492
Gehe AG..........................      126        4,896
Heidelberger Zement AG...........       35        1,504
Kamps AG.........................      130        1,182
Karstadt AG......................       59        1,747
Linde AG.........................      253       10,746
MAN AG...........................      546       11,695
Merck KGaA.......................      168        5,836
Metro AG.........................      869       32,459
Muenchener Rueckversicherungs-
  Gesellschaft AG (Registered
  Shares)........................      394      109,808
Preussag AG......................      700       21,216
QIAGEN NV (a)....................      200        4,402
RWE AG...........................    1,228       48,842
RWE AG (Preferred)...............      221        6,605
SAP AG (Systeme, Anwendungen,
  Produkte in der
  Datenverarbeitung).............      556       77,154
Schering AG......................      344       18,056
Siemens AG.......................    1,687      103,546
Thyssen Krupp AG.................      844       11,075
Volkswagen AG....................      831       39,046
WCM Beteiligungs-und Grundbesitz
  AG.............................      287        3,070
                                             ----------
TOTAL INVESTMENTS IN GERMANY
  (COST - $1,733,946) - 7.7%.....             1,332,175
                                             ----------
GREECE
Alpha Credit Bank................      675       14,195
Hellenic Telecommunications
  Organization SA (OTE)..........    1,231       16,154
National Bank of Greece SA.......      666       19,531
                                             ----------
TOTAL INVESTMENTS IN GREECE
  (COST - $55,779) - 0.3%........                49,880
                                             ----------
HONG KONG
Bank of East Asia,Ltd............    3,472        8,057
CLP Holdings Limited.............    5,400       22,708
Cathay Pacific Airways...........    8,000       10,769
Hang Seng Bank Limited...........    3,900       40,001

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
Henderson Land Development
  Company Limited................    3,000   $   13,269
Hong Kong and China Gas Company
  Ltd............................    8,470       10,696
Hutchison Whampoa Limited........   10,400      105,001
Johnson Electric Holdings
  Limited........................    8,000       10,923
Li & Fung Limited................    6,000        9,846
New World Development Company
  Ltd. (a).......................    5,039        6,137
Pacific Century CyberWorks
  Limited (a)....................   31,108        8,874
QPL International Holdings
  Limited (a)....................    3,000        1,163
QPL International Holdings
  Limited (Warrants) (c).........      600           48
Sino Land Company Limited........    8,000        3,333
Sun Hung Kai Properties Ltd......    5,000       45,033
Sunevision Holdings
  Limited (a)....................       21            5
Swire Pacific Limited 'A'........    3,500       18,128
Television Broadcasts Ltd........    1,000        4,205
Wharf (Holdings) Ltd.............    5,000       10,417
                                             ----------
TOTAL INVESTMENTS IN HONG KONG
  (COST - $431,901) - 1.9%.......               328,613
                                             ----------
IRELAND
Allied Irish Banks PLC...........    1,903       21,266
CRH PLC..........................      936       15,928
CRH PLC..........................      880       14,751
DCC PLC..........................      354        3,297
eircom PLC.......................    1,810        1,992
Elan Corporation PLC (a).........      153        9,456
Elan Corporation PLC
  (ADR)(a)(b)....................      500       30,500
Fyffes PLC.......................    1,473        1,534
Greencore Group PLC..............    1,018        2,198
Irish Continental Group PLC......      167          792
Irish Life & Permanent PLC.......      770        8,996
Jefferson Smurfit Group PLC......    1,387        2,560
Jurys Doyle Hotel Group PLC......      268        1,985
Ryanair Holdings PLC (a).........      680        7,052
Waterford Wedgwood PLC...........    1,651        1,510
                                             ----------
TOTAL INVESTMENTS IN IRELAND
  (COST - $116,894) - 0.7%.......               123,817
                                             ----------
ITALY
Alitalia SpA (a).................      980        1,195
Assicurazioni Generali...........    2,510       75,436
Autogrill SpA....................      249        2,683
Autostrade-Concessioni e
  Costruzioni Autostrade SpA.....    2,537       16,474
Banca di Roma SpA................    2,734        8,333
Banca Intesa SpA.................   10,229       36,112
Banca Popolare di
  Milano (BPM)...................    3,318       13,062
Benetton Group SpA...............      279        3,741
Bipop-Carire SpA.................    4,080       15,336
Bulgari SpA......................      532        5,571

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
ENI SpA..........................    7,981   $   97,303
Enel SpA.........................   13,696       41,858
Fiat SpA.........................      797       15,586
Gruppo Editoriale L'Espresso
  SpA............................      491        1,854
Immsi SpA (a)....................    1,109          574
Italgas SpA......................      879        7,702
La Rinascente SpA................      645        2,785
Mediaset SpA.....................    2,486       20,920
Mediobanca SpA...................    2,146       22,928
Mondadori (Arnoldo) Editore
  SpA............................      378        2,691
Olivetti SpA.....................    2,756        4,876
Parmalat Finanziaria SpA.........    2,258        6,023
Pirelli SpA......................    3,890       10,835
Riunione Adriatica di Sicurta
  SpA............................    1,460       17,947
San Paolo-IMI SpA................    2,886       36,991
Seat Pagine Gialle SpA (a).......      460          473
Sirti SpA (a)....................    1,109        1,375
Telecom Italia Mobile
  (TIM) SpA......................   17,074       87,018
Telecom Italia SpA...............    7,266       65,205
Telecom Italia SpA (Registered
  Shares)........................    2,101       10,032
Tiscali SpA (a)..................      369        3,121
Unicredito Italiano SpA..........   10,204       43,798
                                             ----------
TOTAL INVESTMENTS IN ITALY
  (COST - $857,679) - 3.9%.......               679,838
                                             ----------
JAPAN
Acom Co., Ltd. ..................      300       26,483
Advantest Corporation............      200       17,142
Ajinomoto Co., Inc. .............    2,000       21,456
Alps Electric Co., Ltd. .........    1,000        9,317
Amada Co., Ltd. .................    1,000        5,059
Aoyamma Trading Co., Ltd. .......      100        1,344
The Asahi Bank, Ltd. ............    6,000       12,989
Asahi Breweries Limited..........    1,000       11,217
Asahi Chemical Industry Co.,
  Ltd. ..........................    3,000       12,604
Asahi Glass Company, Limited.....    3,000       24,920
Asatsu-Dk Inc....................      100        2,029
The Bank of Fukuoka, Ltd. .......    1,000        4,490
The Bank of Yokohama, Ltd. ......    2,000        8,146
Benesse Corporation..............      200        6,270
Bridgestone Corp.................    2,000       20,927
CSK Corporation..................      200        6,222
Canon, Inc. .....................    2,000       80,821
Casio Computer Co., Ltd. ........    1,000        5,813
Central Japan Railway Company....        5       31,070
Chugai Pharmaceutical Co.,
  Ltd. ..........................    1,000       15,210
The Chuo Trust & Banking Co.,
  Ltd. ..........................    1,000        1,772
Citizen Watch Co.................    1,000        6,094
Cosmo Oil Co., Ltd. .............    6,000       14,913
Credit Saison Co., Ltd. .........      400        9,718
Dai Nippon Printing Co., Ltd. ...    2,000       24,407
The Daiei, Inc. (a)..............    1,000        1,900

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
Daiichi Pharmaceutical Co.,
  Ltd. ..........................    1,000   $   23,132
Daito Trust Construction Co.,
  Ltd. ..........................      400        6,783
The Daiwa Bank, Ltd. ............    2,000        2,598
Daiwa House Industry Co.,
  Ltd. ..........................    1,000        7,842
Daiwa Securities Group Inc. .....    3,000       31,390
Denki Kagaku Kogyo Kabushiki
  Kaisha.........................    1,000        3,392
Denso Corporation................    2,000       38,165
East Japan Railway Company.......        8       46,183
Ebara Corporation................    1,000        8,267
Eisai Company, Ltd. .............    1,000       22,410
Fanuc Ltd. ......................      400       19,917
Fuji Machine Mfg. Co., Ltd. .....      100        1,832
Fuji Photo Film..................    1,000       43,137
Fuji Soft ABC Incorporated.......      100        5,877
Fuji Television Network,
  Incorporated...................        1        5,749
Fujikura Ltd. ...................    1,000        6,094
Fujitsu Limited..................    4,000       42,014
The Furukawa Electric Co.,
  Ltd. ..........................    1,000        7,978
Hirose Electric Co., Ltd. .......      100        7,617
Hitachi Ltd. ....................    7,000       68,754
Honda Motor Co., Ltd. ...........    2,000       87,877
Hoya Corporation.................      100        6,334
ITOCHU Corporation...............    3,000       12,195
Ishikawajima-Harima Heavy
  Industries Co., Ltd. ..........    3,000        7,409
Ito-Yokado Co., Ltd. ............    1,000       46,103
JGC Corporation..................    1,000        8,339
JUSCO Co., Ltd. .................    1,000       22,049
Japan Airlines Company, Ltd.
  (JAL)..........................    4,000       12,861
Japan Energy Corp................    3,000        6,350
Japan Tobacco, Inc. .............        4       27,582
Kajima Corporation...............    2,000        5,099
Kaken Pharmaceutical Co.,
  Ltd. ..........................    1,000        8,523
Kansai Electric Power Company,
  Inc. ..........................    2,000       33,916
Kao Corporation..................    2,000       49,711
Kawasaki Heavy Industries Ltd.
  (a)............................    2,000        3,303
Kawasaki Steel Corporation.......    8,000        9,493
Kinki Nippon Railway Co.,
  Ltd. ..........................    2,060        8,258
Kirin Brewery Company, Ltd. .....    2,000       17,014
Komatsu Ltd. ....................    2,000        9,173
Konami Co., Ltd. ................      300       13,687
Kubota Corporation...............    2,000        7,954
Kuraray Co., Ltd. ...............    1,000        7,441
Kyocera Corporation..............      400       35,279
Kyowa Hakko Kogyo Co., Ltd. .....    1,000        6,655
Marubeni Corporation (a).........    2,000        3,849
Marui Co., Ltd. .................    1,000       14,432
Matsushita Electric Industrial
  Company, Ltd. .................    4,000       62,604
Meitec Corp......................      100        3,343
Minebea Company Ltd. ............    1,000        6,583

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
Mitsubishi Chemical
  Corporation....................    5,000   $   13,390
Mitsubishi Corporation...........    3,000       24,174
Mitsubishi Electric
  Corporation....................    5,000       24,775
Mitsubishi Estate Company,
  Limited........................    3,000       27,590
Mitsubishi Heavy Industries,
  Ltd. ..........................    7,000       31,936
Mitsubishi Materials
  Corporation....................    2,000        4,282
Mitsubishi Tokyo Financial Group,
  Inc. (a).......................       11       91,725
Mitsui & Co., Ltd. ..............    3,000       20,181
Mitsui Fudosan Co., Ltd. ........    2,000       21,552
Mitsui Marine and Fire Insurance
  Company, Ltd. .................    1,000        5,115
Mitsui Mining & Smelting Co.,
  Ltd. ..........................    1,000        4,418
Mitsukoshi, Ltd. ................    1,000        4,145
Mizuho Holdings, Inc. ...........       18       83,707
Murata Manufacturing Co.,
  Ltd. ..........................      400       26,588
NEC Corporation..................    3,000       40,531
NGK Insulators, Ltd. ............    1,000        8,780
NGK Spark Plug Co., Ltd. ........    1,000        9,381
NSK Limited......................    1,000        4,322
Namco Ltd. ......................      100        1,796
Nichiei Co., Ltd. ...............      100          874
Nidec Corporation................      100        5,204
Nikon Corporation................    1,000        9,493
Nintendo Company Ltd. ...........      300       54,602
Nippon Express Co., Ltd. ........    3,000       13,542
Nippon Meat Packers,Inc..........    1,000       12,115
Nippon Mitsubishi Oil Corp.......    3,000       16,934
Nippon Sheet Glass Company,
  Ltd. ..........................    1,000        5,821
Nippon Steel Corporation.........   15,000       22,731
Nippon Telegraph & Telephone
  Corporation (NTT)..............       26      135,504
Nippon Unipac Holding............        2       11,225
Nippon Yusen Kabushiki Kaisha....    3,000       11,883
Nissan Motor Co., Ltd. ..........   14,000       96,648
Nisshinbo Industries Inc.........    1,000        5,164
Nitto Denko Corporation..........      400       11,546
The Nomura Securities Co.,
  Ltd. ..........................    4,000       76,652
Obayashi Corporation.............    1,000        3,889
Oji Paper Co., Ltd. .............    3,000       14,841
Olympus Optical Co., Ltd. .......    1,000       16,020
Oriental Land Co., Ltd. .........      100        7,425
Orix Corporation.................      200       19,452
Osaka Gas Co.....................    2,000        6,446
Pioneer Corporation..............    1,000       30,388
Promise Co., Ltd. ...............      300       24,727
Renown Incorporated (a)..........    1,000          778
Rohm Company Ltd. ...............      200       31,078
SMC Corporation..................      200       21,408
Sankyo Company, Ltd. ............    1,000       18,040
Sanyo Electric Co., Ltd. ........    4,000       25,273
Secom Co., Ltd. .................      500       27,902
Sega Enterprises Ltd. (a)........      400        7,088
Sekisui Chemical Co., Ltd. ......    5,000       20,686

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
Sekisui House, Ltd. .............    2,000   $   16,982
Sharp Corporation................    2,000       27,261
Shin-Etsu Chemical Co., Ltd. ....    1,000       36,722
Shionogi & Co., Ltd. ............    1,000       20,847
Shiseido Company, Limited........    1,000        9,381
The Shizuoka Bank, Ltd. .........    1,000        8,387
Showa Denko K.K. (a).............    3,000        4,282
Snow Brand Milk Products Co.,
  Ltd. (a).......................    1,000        3,287
Softbank Corp....................      700       22,955
Sony Corporation.................    1,900      124,920
The Sumitomo Bank, Ltd. .........   10,000       82,585
Sumitomo Chemical Co., Ltd. .....    4,000       18,056
Sumitomo Corporation.............    2,000       13,999
Sumitomo Electric Industries.....    2,000       22,675
Sumitomo Heavy Industries,
  Ltd. ..........................    1,000        1,395
The Sumitomo Marine & Fire
  Insurance Co., Ltd. ...........    1,000        5,589
Sumitomo Metal Industries, Ltd.
  (a)............................    1,000          601
Sumitomo Metal Mining Co. .......    1,000        4,674
Sumitomo Osaka Cement Co.,
  Ltd. ..........................    1,000        2,085
Taisei Corporation...............    2,000        4,875
Taisho Pharmaceutical Company,
  Ltd. ..........................    1,000       18,802
Takara Shuzo Co., Ltd. ..........    1,000       13,174
Takeda Chemical Industries,
  Ltd. ..........................    2,000       93,008
Takefuji Corporation.............      800       72,675
Takuma Co., Ltd. ................    2,000       20,045
Teijin Limited...................    2,000       11,241
Terumo Corporation...............    1,000       18,361
Tohoku Electric Power Co.,
  Inc. ..........................    1,100       17,948
The Tokio Marine & Fire Insurance
  Co., Ltd. .....................    3,000       28,023
Tokyo Electric Power.............    2,700       69,925
Tokyo Electron Limited...........      400       24,214
Tokyo Gas Co. ...................    6,000       18,233
Tokyu Corporation................    2,000       10,904
Toppan Printing Co., Ltd. .......    1,000       10,287
Toray Industries, Inc. ..........    3,000       11,979
Toshiba Corporation..............    7,000       36,987
Toto Limited.....................    1,000        6,968
Toyobo Co., Ltd. ................    2,000        4,041
Toyota Motor Corporation.........    7,100      249,912
Trans Cosmos Inc. ...............      100        4,049
Uni-Charm Corporation............      100        3,239
World Co., Ltd. .................      100        3,207
Yamaha Corporation...............    1,000       10,079
Yamanouchi Pharmaceutical Co.,
  Ltd. ..........................    1,000       28,063
Yamato Transport Co., Ltd. ......    1,000       20,967
Yokogawa Electric Corporation....    1,000        8,900
                                             ----------
TOTAL INVESTMENTS IN JAPAN
  (COST - $5,067,100) - 21.7%....             3,785,436
                                             ----------

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
NETHERLANDS
ABN AMRO Holding NV..............    3,277   $   61,562
ASM Lithography Holding
  NV (a).........................      874       19,601
Aegon NV.........................    2,557       71,978
Akzo Nobel NV....................      560       23,705
Buhrmann NV......................      256        2,414
Elsevier NV......................    1,574       19,588
Getronics NV.....................      663        2,750
Hagemeyer NV.....................      191        3,679
Heineken NV......................    1,067       43,025
IHC Caland NV....................       85        4,282
ING Groep NV (a).................    1,942      126,924
KPN NV...........................    2,520       14,294
Koninklijke Ahold NV.............    1,661       52,030
Koninklijke Luchtvaart
  Maatschappij NV (KLM)..........      101        1,779
Koninklijke (Royal) Philips
  Electronics NV.................    2,515       66,665
Oce NV...........................      216        2,268
Royal Dutch Petroleum
  Company........................    4,131      237,747
TNT Post Group NV................      916       19,116
Unilever NV 'A'..................    1,154       69,170
Vedior NV 'A'....................      242        2,192
Vendex KBB NV....................      284        3,607
Wolters Kluwer NV 'A'............      623       16,746
                                             ----------
TOTAL INVESTMENTS IN NETHERLANDS
  (COST - $1,033,740) - 5.0%.....               865,122
                                             ----------
NEW ZEALAND
Carter Holt Harvey Limited.......    4,563        3,118
Fletcher Building Limited........    1,462        1,393
Lion Nathan Limited..............      529        1,159
Telecom Corporation of New
  Zealand Limited................    4,275        9,656
                                             ----------
TOTAL INVESTMENTS IN NEW ZEALAND
  (COST - $21,853) - 0.1%........                15,326
                                             ----------
NORWAY
Elkem ASA........................       62        1,026
Frontline Limited................      229        3,925
Hands ASA (a)....................       14           31
Kvaerner ASA 'A' (a).............      295        2,070
Merkantildata ASA (a)............      664        1,102
Norsk Hydro ASA..................      566       23,978
Norske Skogindustrier ASA........      147        2,228
Opticom ASA (a)..................       44        2,800
Orkla ASA 'A'....................      526        9,522
Petroleum Geo-Services (a).......      353        3,573
Schibsted ASA....................      171        1,694
Statoil ASA (a)..................    1,000        7,391
Storebrand ASA (a)...............      844        6,012
Tandberg ASA (a).................      236        2,996
Telenor A/S (a)..................    1,411        5,819

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
Tomra Systems ASA................      421   $    6,629
                                             ----------
TOTAL INVESTMENTS IN NORWAY
  (COST - $87,067) - 0.5%........                80,796
                                             ----------
PORTUGAL
BPI-SGPS, SA (Registered
  Shares)........................    1,256        2,914
Banco Comercial Portugues, SA
  (BCP) (Registered
  Shares) (a)....................    5,264       19,609
Brisa-Auto Estradas de Portugal,
  SA.............................      720        6,096
Cimpor-Cimentos de Portugal,
  SGPS, SA.......................      353        6,844
Eletricidade de Portugal, SA
  (EDP)..........................    6,658       15,895
Jeronimo Martins SGPS, SA (a)....      166        1,068
Portugal Telecom SA (Registered
  Shares) (a)....................    2,543       17,740
Portugal Telecom, SGPS, SA
  (Rights) (d)...................    2,543          344
Sonae, S.G.P.S., SA..............    2,852        2,076
                                             ----------
TOTAL INVESTMENTS IN PORTUGAL
  (COST - $103,737) - 0.4%.......                72,586
                                             ----------
SINGAPORE
Capitaland Limited...............    5,000        6,861
Chartered Semiconductor
  Manufacturing Limited (a)......    3,000        7,508
City Developments Limited........    2,000        7,739
DBS Group Holdings Limited.......    3,000       22,064
Keppel Corporation Ltd...........    2,000        3,974
Neptune Orient Lines
  Limited (a)....................    2,000        1,537
OMNI Industries Limited..........    2,000        4,435
Oversea-Chinese Banking
  Corporation Ltd. ..............    3,000       19,594
Singapore Airlines Limited.......    2,000       13,831
Singapore Press Holdings Ltd. ...    1,000       10,977
Singapore Technologies
  Engineering Ltd. ..............    3,000        4,248
Singapore Telecommunications,
  Ltd. ..........................   11,000       11,471
United Overseas Bank Ltd. .......    2,000       12,623
Venture Manufacturing (Singapore)
  Ltd. ..........................    1,000        6,641
                                             ----------
TOTAL INVESTMENTS IN SINGAPORE
  (COST - $206,068) - 0.8%.......               133,503
                                             ----------
SPAIN
ACS, Actividades de Construccion
  y Servicios, SA................      138        3,825
Acerinox SA......................      108        2,999
Altadis..........................    1,424       20,302
Autopistas, Concesionaria
  Espanola SA....................      854        7,765
Banco Bilbao Vizcaya, SA.........    5,309       68,677
Banco Santander Central Hispano,
  SA.............................   10,190       92,307
Corporacion Mapfre...............      439        9,176

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
Endesa SA........................    2,677   $   42,698
Fomento de Construcciones y
  Contratas SA...................      325        6,191
Gas Natural SDG,SA 'E'...........      880       14,230
Grupo Dragados SA................      492        6,185
Iberdrola SA.....................    1,554       19,932
Repsol-YPF, SA...................    2,959       48,849
Telefonica SA (a)................    8,957      110,408
TelePizza,SA (a).................      460          857
Union Electrica Fenosa, SA.......      587       10,958
                                             ----------
TOTAL INVESTMENTS IN SPAIN
  (COST - $583,855) - 2.7%.......               465,359
                                             ----------
SWEDEN
Assa Abloy AB 'B'................      679        9,700
Atlas Copco AB 'A'...............      355        7,028
Electrolux AB 'B'................      826       11,420
ForeningsSparbanken AB...........      147        1,702
Gambro AB 'B'....................      316        1,916
Hennes & Mauritz AB 'B'..........    1,714       29,366
Nordbanken Holding AB............    4,684       26,679
Nordea AB........................    1,422        8,085
OM Gruppen AB....................      179        2,269
Skanska AB 'B'...................    1,068       10,106
SKF AB 'B'.......................      228        3,592
Sandvik AB.......................      589       11,850
Securitas AB 'B'.................      800       14,000
Skandia Forsakrings AB...........    2,179       20,018
Skandinaviska Enskilda Banken
  (SEB) 'A'......................    2,569       24,426
Svenska Cellulosa AB (SCA) 'B'...      533       11,286
Svenska Handelsbanken AB.........    1,387       19,814
Tele 2 AB NetCom AB 'B' (a)......      326       10,587
Telefonaktiebolaget LM Ericsson
  AB 'B'.........................   15,618       85,369
Telia AB.........................    2,678       13,531
Trelleborg AB (Class B)..........      358        2,697
Volvo AB 'A'.....................      168        2,454
Volvo AB 'B'.....................      695       10,407
WM-Data AB 'B'...................      475        1,409
                                             ----------
TOTAL INVESTMENTS IN SWEDEN
  (COST - $568,012) - 1.9%.......               339,711
                                             ----------
SWITZERLAND
ABB Ltd. ........................    2,444       36,983
Adecco SA (Registered Shares)....      370       17,414
Ascom Holding AG 'R'.............       62        2,859
Credit Suisse Group (Registered
  Shares)........................      598       98,308
Givaudan (Registered Shares).....       22        6,101
Holcim Ltd. 'B'..................       60       12,217
Jemoli Holding AG................        2        2,503
Kudelski SA (Bearer) (a).........      110        9,241
Logitech International SA
  (Registered Shares) (a)........        9        2,884
Lonza AG (Registered Shares).....       16        9,337
Nestle SA (Registered Shares)....      780      165,764
Novartis AG (Registered
  Shares)........................    6,620      239,572
Roche Holding AG.................    1,400      100,862

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
Roche Holding AG (Bearer)........      300   $   24,451
SAirGroup (a)....................       25        1,502
SGS Societe Generale de
  Surveillance Holding SA 'R'....       10        1,808
Schweizerische
  Rueckversicherungs-Gesellschaft
  (Registered Shares)............       29       57,952
Sulzer AG (Registered Shares)....       10        3,182
The Swatch Group AG 'B'..........        8        8,011
The Swatch Group AG (Registered
  Shares)........................       14        2,979
Swisscom AG (Registered
  Shares)........................      152       36,192
Syngenta AG (a)..................      251       13,196
UBS AG (Registered Shares).......    1,095      156,864
Unaxis Holding AG 'R'............       35        4,926
Zurich Financial Services AG.....      169       57,634
                                             ----------
TOTAL INVESTMENTS IN SWITZERLAND
  (COST - $1,242,082) - 6.2%.....             1,072,742
                                             ----------
UNITED KINGDOM
3i Group PLC.....................    1,243       18,635
AMEC PLC.........................      891        6,328
ARM Holdings PLC (a).............    2,123        8,017
AWG PLC..........................      779        6,573
Abbey National PLC...............    2,791       48,870
Airtours PLC.....................    1,320        5,365
Amvescap PLC.....................    1,495       25,967
AstraZeneca Group PLC............    3,356      156,370
BAA PLC..........................    2,160       20,050
BBA Group PLC....................      789        2,780
BG Group PLC.....................    6,504       25,635
BOC Group PLC....................      947       13,851
BP Amoco PLC.....................   41,533      341,418
BP Amoco PLC (ADR) (b)...........      492       24,526
Barclays PLC.....................    3,172       97,252
Barratt Developments PLC.........      608        3,070
Bass PLC.........................    1,832       19,144
Blue Circle Industries PLC.......    1,459       10,101
Boots Company PLC................    1,905       16,102
British Aerospace PLC............    6,051       28,977
British Airways PLC..............    2,371       11,471
British American Tobacco PLC.....    4,246       32,246
The British Land Company PLC.....    1,279        8,724
British Sky Broadcasting Group
  PLC ("BSkyB") (a)..............    3,576       34,400
British Telecommunications PLC...   17,176      107,979
British Telecommunications PLC
  (a)............................    3,757       22,993
Bunzl PLC........................    1,103        7,601
CGNU PLC.........................    4,359       60,263
CMG PLC..........................    1,251        5,472
Cadbury Schweppes PLC............    3,432       23,144
Canary Wharf Finance PLC (a).....    1,546       12,046
Capita Group PLC.................      699        4,547
Carlton Communications PLC.......    1,415        6,687
Celltech Group PLC (a)...........      579        9,755
Centrica PLC.....................    6,628       21,183

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
Chubb PLC........................    1,626   $    3,802
Compass Group PLC................    4,296       34,378
Corus Group PLC..................    7,541        6,443
Diageo PLC.......................    6,586       72,248
Dixons Group PLC.................    3,992       13,081
EMI Group PLC....................    1,501        8,486
Eidos PLC (a)....................      155          538
Eidos PLC (Rights) (d)...........       51           64
Electrocomponents PLC............      232        1,755
FKI PLC..........................    4,339       17,148
GKN PLC..........................    1,534       14,714
George Wimpey PLC................    1,362        3,663
GlaxoSmithKline PLC..............   12,440      349,912
Granada PLC......................    5,910       12,405
The Great Universal Stores PLC...    2,133       18,254
HSBC Holdings PLC................   18,598      220,366
Halifax PLC......................    4,378       50,612
Hanson PLC.......................    1,679       12,362
Hays PLC.........................    3,066        7,902
Hilton Group PLC.................    3,362       11,301
IMI PLC..........................      763        2,414
Imperial Chemical Industries
  PLC............................    3,531       20,708
International Power PLC (a)......    5,255       22,153
Invensys PLC.....................    7,149       13,573
J Sainsbury PLC..................    3,961       24,692
Johnson Matthey PLC..............      546        8,232
Kidde PLC........................    1,626        1,864
Kingfisher PLC...................    2,890       15,638
Land Securities PLC..............    1,132       13,914
Lattice Group PLC................    7,412       16,548
Legal & General Group PLC........    7,396       16,773
Lloyds TSB Group PLC.............   10,539      105,459
Logica PLC.......................      891       10,814
Marconi PLC......................    5,424       19,300
Marks & Spencer PLC..............    5,947       21,913
Misys PLC........................    1,233        8,618
National Grid Group PLC..........    2,554       18,822
Nycomed Amersham PLC.............    1,232        8,923
Ocean Group PLC..................    1,984       21,192
P & O Princess Cruises PLC.......    1,684        8,763
Pearson PLC......................    1,588       26,175
The Peninsular and Oriental Steam
  Navigation Company.............    1,758        6,577
Pilkington PLC...................    3,205        4,530
Provident Financial PLC..........      275        2,876
Prudential Corporation PLC.......    3,865       46,802
Psion PLC........................      490          620
RMC Group PLC....................      673        6,484
Railtrack Group PLC..............    1,081        5,078
Rank Group PLC...................    2,062        6,264
Reed International PLC...........    2,537       22,479
Rentokil Initial PLC.............    4,472       15,157
Reuters Group PLC................    2,767       35,919
Rio Tinto PLC (Registered
  Shares)........................    1,989       35,302
Royal Bank of Scotland Group
  PLC............................    5,177      114,092

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                   SHARES
INVESTMENTS                         HELD       VALUE
-----------                        -------   ----------
                                     (IN US DOLLARS)
The Sage Group PLC...............    2,677   $    9,563
Schroders PLC....................      321        3,691
ScottishPower PLC................    3,744       27,539
Seton Scholl Healthcare Group
  PLC............................      394        2,771
Slough Estates PLC...............      527        2,553
Smith & Nephew PLC...............    1,195        6,202
Smiths Industries PLC............    1,236       14,341
Stagecoach Holdings PLC..........    2,330        2,581
TI Group PLC.....................    1,025          288
Tate & Lyle PLC..................      828        3,261
Taylor Woodrow PLC...............    1,739        4,769
Tesco PLC........................   13,432       48,455
Unilever PLC.....................    5,712       48,120
Uniq PLC.........................      417        1,232
United Utilities PLC.............    1,266       11,992
Vodafone Group PLC...............  139,313      308,589
WPP Group PLC....................    2,208       21,737
Wincanton PLC....................      417        1,173
Wolseley PLC.....................    1,415       10,567
                                             ----------
TOTAL INVESTMENTS IN UNITED
  KINGDOM
  (COST - $4,030,573) - 19.2%....             3,345,068
                                             ----------
UNITED STATES
InFocus Corporation (a)..........       83        1,692
                                             ----------
TOTAL INVESTMENTS IN UNITED
  STATES (COST - $1,617) - 0.0%..                 1,692
                                             ----------

INVESTMENTS
-----------
 SHORT-TERM      FACE
 SECURITIES     AMOUNT         ISSUE          VALUE
-----------    --------   ---------------  -----------
                                       (IN US DOLLARS)
Commercial     $591,000   General Motors
  Paper*                  Acceptance
                          Corp., 4.13%
                          due
                          7/02/2001......  $   590,864
US Government   650,000   Fannie Mae,
  Agency                  3.69% due
 Obligations*             7/19/2001......      648,734
                500,000   Freddie Mac,
                          3.70% due
                          7/17/2001......      499,126
                                           -----------
TOTAL INVESTMENTS IN SHORT-TERM
  SECURITIES
  (COST - $1,738,724) - 10.0%............    1,738,724
                                           -----------
TOTAL INVESTMENTS
  (COST - $21,404,725) - 98.9%...........   17,209,181
UNREALIZED DEPRECIATION ON FORWARD
  FOREIGN EXCHANGE
  CONTRACTS** - (0.0)%...................       (2,167)
VARIATION MARGIN ON FINANCIAL FUTURES
  CONTRACTS*** - (0.1)%..................       (7,830)
OTHER ASSETS LESS LIABILITIES - 1.2%.....      206,659
                                           -----------
NET ASSETS - 100.0%......................  $17,405,843
                                           ===========

---------------

(a)  Non-income producing security.

(b)  American Depositary Receipts (ADR).

(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d)  The rights may be exercised until 7/09/2001.

* Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.

**   Forward foreign exchange contracts as of June 30, 2001 were as follows:

   FOREIGN                     UNREALIZED
   CURRENCY      EXPIRATION   APPRECIATION
   PURCHASED        DATE     (DEPRECIATION)
   ---------     ----------  --------------
   L   76,000..  July 2001      $   650
   Y14,432,000.. July 2001       (1,079)
   E  213,000..  July 2001       (1,738)
                                -------
   TOTAL UNREALIZED
   DEPRECIATION ON FORWARD
   FOREIGN EXCHANGE
   CONTRACTS - NET (US$
   COMMITMENT - $405,205)       $(2,167)
                                =======

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

***  Financial futures contracts purchased as of June 30, 2001 were as follows:

   NUMBER OF
   CONTRACTS        ISSUE         EXCHANGE   EXPIRATION DATE    VALUE
   ---------        -----         --------   ---------------  ----------
   1....       All Ordinaries      SFE       September 2001   $   43,912
   3....       CAC 40             MATIF      September 2001      133,327
   1....       DAX                 DTB       September 2001      129,424
   12...       DJ                  EURO      September 2001      435,830
   6....       FTSE               LIFFE      September 2001      476,854
   1....       Hang Seng Index    SIMEX      July 2001            83,597
   1....       IBEX 35             IBEX      July 2001            74,806
   1....       MIB 30 Index        MIB       September 2001      158,839
   4....       TOPIX              Tokyo      September 2001      415,651
                                                              ----------
   TOTAL FINANCIAL FUTURES CONTRACTS PURCHASED (TOTAL
   CONTRACT PRICE - $1,960,070)                               $1,952,240
                                                              ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
STATEMENTS OF ASSETS AND LIABILITIES
As of June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
    Investments,at value (identified cost -- $21,404,725)...                   $17,209,181
    Cash on deposit for financial futures contracts.........                       140,100
    Foreign cash............................................                        96,320
    Receivables:
      Contributions.........................................      $31,129
      Dividends.............................................       27,337
      Investment adviser....................................       21,065
      Securities sold.......................................          299           79,830
                                                                  -------
    Prepaid expenses and other assets.......................                        84,268
                                                                               -----------
        TOTAL ASSETS........................................                    17,609,699
                                                                               -----------

LIABILITIES:
    Unrealized depreciation on forward foreign exchange
     contracts..............................................                         2,167
    Payables:
      Securities purchased..................................        8,820
      Variation margin......................................        7,830           16,650
                                                                  -------
    Accrued expenses and other liabilities..................                       185,039
                                                                               -----------
        TOTAL LIABILITIES...................................                       203,856
                                                                               -----------

NET ASSETS:
    Net assets..............................................                   $17,405,843
                                                                               ===========

NET ASSETS CONSIST OF:
    Partners' capital.......................................                   $21,617,283
    Unrealized depreciation on investments and foreign
     currency transactions -- net...........................                    (4,211,440)
                                                                               -----------
        NET ASSETS..........................................                   $17,405,843
                                                                               ===========

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income:
    Dividends (net of $24,016 foreign withholding tax)......                       $   167,723
    Interest and discount earned............................                            22,966
    Other...................................................                               247
                                                                                   -----------
        TOTAL INCOME........................................                           190,936
                                                                                   -----------
EXPENSES:
    Professional fees.......................................      $    37,532
    Custodian fees..........................................           22,579
    Trustees' fees and expenses.............................            2,973
    Accounting services.....................................            1,988
    Investment advisory fees................................              803
    Other...................................................            8,585
                                                                  -----------
        TOTAL EXPENSES BEFORE REIMBURSEMENT.................           74,460
REIMBURSEMENT OF EXPENSES...................................          (68,038)
                                                                  -----------
        TOTAL EXPENSES AFTER REIMBURSEMENT..................                             6,422
                                                                                   -----------
INVESTMENT INCOME -- NET....................................                           184,514
                                                                                   -----------
REALIZED & UNREALIZED LOSS ON INVESTMENTS & FOREIGN CURRENCY
  TRANSACTIONS -- NET:
    Realized loss from:
      Investments -- net....................................         (278,479)
      Foreign currency transactions -- net..................          (75,657)        (354,136)
                                                                  -----------
    Change in unrealized appreciation/depreciation on:
      Investments -- net....................................       (2,345,298)
    Foreign currency transactions -- net....................          (28,681)      (2,373,979)
                                                                  -----------      -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........                       $(2,543,601)
                                                                                   ===========

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              FOR THE SIX    FOR THE YEAR
                                                              MONTHS ENDED      ENDED
                                                                JUNE 30,     DECEMBER 31,
                                                                  2001           2000
                                                              ------------   ------------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Investment income -- net................................  $   184,514    $   186,987
    Realized loss on investments and foreign currency
      transactions -- net...................................     (354,136)      (196,691)
    Change in unrealized appreciation on investments and
      foreign currency transactions -- net..................   (2,373,979)    (1,860,604)
                                                              -----------    -----------
        NET DECREASE IN NET ASSETS RESULTING FROM
          OPERATIONS........................................   (2,543,601)    (1,870,308)
                                                              -----------    -----------
NET CAPITAL CONTRIBUTIONS:
    Increase in net assets derived from net capital
      contributions.........................................    4,186,253      7,579,181
                                                              -----------    -----------
NET ASSETS:
    Total increase in net assets............................    1,642,652      5,708,873
    BEGINNING OF PERIOD.....................................   15,763,191     10,054,318
                                                              -----------    -----------
    END OF PERIOD...........................................  $17,405,843    $15,763,191
                                                              ===========    ===========

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------
1.   SIGNIFICANT ACCOUNTING POLICIES

     Master International (Capitalization Weighted) Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such statements are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

  A.  Valuation of Investments

     Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

  B.  Derivative Financial Instruments

     The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

     Financial futures contracts. The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Options. The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

     Written and purchased options are non-income producing investments.

     Forward Foreign Exchange Contracts. The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters into such contracts.

     Foreign Currency Options and Futures. The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

  C.  Foreign Currency Transactions

     Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

  D.  Income Taxes

     The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

  E.  Security Transactions and Investment Income

     Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

     FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the six months ended June 30, 2001, FAM earned fees of $803, all of which were waived. FAM also reimbursed the Fund for additional expenses of $67,235.

     Prior to January 1, 2001 FAM provided accounting services to the Series at its cost and the Series reimbursed FAM for these services. FAM continues to provide certain accounting services to the Series. The Series reimburses FAM at its cost for such services. For the six months ended June 30, 2001, the Series reimbursed FAM an aggregate of $159 for the above-described services. The Series entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Series. The Series pays a fee for these services.

     Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3.   INVESTMENTS

     Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2001 were $3,198,663 and $163,752, respectively.

     Net realized gains (losses) for the six months ended June 30, 2001 and unrealized losses as of June 30, 2001 were as follows:

                                                            REALIZED      UNREALIZED
                                                         GAINS (LOSSES)     LOSSES
                                                         --------------   -----------
Investments:
     Long-term.........................................    $ (58,243)     $(4,195,544)
     Short-term........................................          146               --
     Financial futures contracts.......................     (220,382)          (7,830)
                                                           ---------      -----------
Total investments......................................     (278,479)      (4,203,374)
                                                           ---------      -----------
  Currency Transactions:
     Foreign currency transactions.....................      (66,570)          (5,899)
     Forward foreign exchange contracts................       (9,087)          (2,167)
                                                           ---------      -----------
Total currency transactions............................      (75,657)          (8,066)
                                                           ---------      -----------
TOTAL..................................................    $(354,136)     $(4,211,440)
                                                           =========      ===========

     As of June 30, 2001, net unrealized depreciation for Federal income tax purposes aggregated $4,195,544, of which $596,286 related to appreciated securities and $4,791,830 related to depreciated securities. At June 30, 2001, the aggregate cost of investments for Federal income tax purposes was $21,404,725.

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                                        72

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following ratios have been derived from information provided in the financial statements.

                                                               FOR THE SIX      FOR THE
                                                              MONTHS ENDED     YEAR ENDED
                                                                JUNE 30,      DECEMBER 31,
                                                                  2001            2000
                                                              -------------   ------------
                                                               (UNAUDITED)
RATIOS TO AVERAGE NET ASSETS:
    Expenses, net of reimbursement..........................        .08%*          .08%
                                                                 -------        -------
    Expenses................................................        .93%*         1.34%
                                                                 -------        -------
    Investment income -- net................................       2.30%*         1.55%
                                                                 -------        -------
SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)................     $17,406        $15,763
                                                                 -------        -------
    Portfolio turnover......................................       1.10%          5.89%
                                                                 =======        =======

---------------

*     Annualized.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                             [AMERICAN EAGLE LOGO]

                             [AMERICAN EAGLE LOGO]

                             [AMERICAN EAGLE LOGO]

                        [AMERICAN AADVANTAGE FUNDS LOGO]
--------------------------------------------------------------------------------

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


                         [GRAPHIC]                                                    [GRAPHIC]
                         BY E-MAIL:                                                ON THE INTERNET:
              american aadvantage.funds@aa.com                           Visit our website at www.aafunds.com

--------------------------------------------------------------------------------


                         [GRAPHIC]                                                    [GRAPHIC]
                       BY TELEPHONE:                                                   BY MAIL:
                    Institutional Class                                       American AAdvantage Funds
                    Call (800) 658-5811                                        P.O. Box 619003, MD 5645
                       AMR Class(sm)                                          DFW Airport, TX 75261-9003
                    Call (800) 433-2434
                     PlanAhead Class(R)
                    Call (800) 388-3344

FUND SERVICE PROVIDERS:

    CUSTODIAN                       TRANSFER AGENT                     INDEPENDENT AUDITORS
    STATE STREET BANK AND TRUST     NATIONAL FINANCIAL DATA SERVICES   ERNST & YOUNG LLP
    Boston, Massachusetts           Kansas City, Missouri              Dallas, Texas

    CUSTODIAN                        DISTRIBUTOR
    STATE STREET BANK AND TRUST      SWS FINANCIAL SERVICES
    Boston, Massachusetts            Dallas, Texas

This report is prepared for shareholders of the American AAdvantage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. American AAdvantage Small Cap Index Fund and American AAdvantage International Equity Index Bond Fund are service marks of AMR Investment Services, Inc.